                               PARAGON PORTFOLIO
                                4900 SEARS TOWER
                               CHICAGO, IL 60606

                                                               February 22, 1996

To the Shareholders:

    Enclosed you will find several documents furnished to you in connection with a special meeting of the shareholders of Paragon Treasury Money Market Fund ("Paragon Money Market"), Paragon Short-Term Government Fund ("Paragon Government"), Paragon Intermediate-Term Bond Fund ("Paragon Bond"), Paragon Value Equity Income Fund ("Paragon Equity"), Paragon Louisiana Tax-Free Fund ("Paragon Louisiana"), Paragon Value Growth Fund ("Paragon Growth") and Paragon Gulf South Growth Fund ("Paragon Gulf South") (collectively, the "Paragon Funds") to be held on Monday, March 25, 1996 at 4900 Sears Tower, Chicago, IL 60606. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy promptly.

    The Trustees of Paragon Portfolio are recommending that shareholders of the Paragon Funds approve a reorganization in which Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South will transfer all of their assets to The One Group-Registered Trademark- U.S. Treasury Securities Money Market Fund ("One Group Money Market"), The One Group-Registered Trademark- Limited Volatility Bond Fund ("One Group Limited Volatility"), The One Group-Registered Trademark- Government Bond Fund ("One Group Bond"), The One Group-Registered Trademark- Income Equity Fund ("One Group Equity"), The One Group-Registered Trademark- Louisiana Municipal Bond Fund ("One Group Louisiana"), The One Group-Registered Trademark- Value Growth Fund ("One Group Growth") and The One Group-Registered Trademark- Gulf South Growth Fund ("One Group Gulf South") (collectively, the "One Group Funds"), respectively, in return for Class A, Class B, and Fiduciary Class shares of the corresponding One Group Funds. At the same time, One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South will assume all of the liabilities of the corresponding Paragon Funds. After the transfer, shares of the One Group Funds will be distributed to the corresponding Paragon Funds' shareholders tax-free in liquidation of the Paragon Funds.

    As a result of these transactions, your shares of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South would, in effect, be exchanged at net asset value and on a tax-free basis for shares of One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South, respectively. If the Paragon Fund shareholder of record is a financial organization authorized to act in a fiduciary, advisory, agency, custodial or similar capacity, that shareholder will receive One Group Fiduciary Class shares. All other Paragon Fund Class A shareholders will receive One Group Class A shares. Shareholders of record holding Paragon Fund Class B shares, other than Class B shareholders of Paragon Money Market, will receive One Group Class B shares. Paragon Money Market Class B shareholders will receive One Group Money Market Class A shares.

    We believe  that the  proposed transaction  offers shareholders  of  Paragon
Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South the opportunity to pursue similar investment objectives in a more efficient manner and with greater economies of scale.

    THE TRUSTEES BELIEVE THAT THE PROPOSED COMBINATION OF PARAGON MONEY MARKET, PARAGON GOVERNMENT, PARAGON BOND, PARAGON EQUITY, PARAGON LOUISIANA, PARAGON GROWTH AND PARAGON GULF SOUTH WITH ONE GROUP MONEY MARKET, ONE GROUP LIMITED VOLATILITY, ONE GROUP BOND, ONE GROUP EQUITY, ONE GROUP LOUISIANA, ONE GROUP GROWTH AND ONE GROUP GULF SOUTH IS IN THE BEST INTERESTS OF THE PARAGON FUNDS AND THEIR SHAREHOLDERS AND RECOMMEND THAT YOU VOTE IN FAVOR OF SUCH PROPOSAL.

    The Notice of Special Meeting of Shareholders, the accompanying Combined Prospectus/Proxy Statement, Prospectuses for the One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South, the Prospectus for Paragon Portfolio, and the form of proxy are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card so that your shares may be voted in accordance with your instructions.

                                          Sincerely
                                          Michael J. Richman
                                          Secretary

                               PARAGON PORTFOLIO
                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of Paragon Portfolio

    NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (Special Meeting and any adjournment thereof, the "Meeting") of Paragon Treasury Money Market Fund ("Paragon Money Market"), Paragon Short-Term Government Fund ("Paragon Government"), Paragon Intermediate-Term Bond Fund ("Paragon Bond"), Paragon Value Equity Income Fund ("Paragon Equity"), Paragon Louisiana Tax-Free Fund ("Paragon Louisiana"), Paragon Value Growth Fund ("Paragon Growth") and Paragon Gulf South Growth Fund ("Paragon Gulf South")(collectively, the "Paragon Funds") will be held on Monday, March 25, 1996 at 9:00 a.m. Central standard time at, 4900 Sears Tower, Chicago, IL, for the following purpose:

    1. To approve an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South will be transferred to The One Group-Registered Trademark- U.S. Treasury Securities Money Market Fund ("One Group Money Market"), The One Group-Registered Trademark- Limited Volatility Bond Fund ("One Group Limited Volatility"), The One
       Group-Registered Trademark- Bond Fund ("One Group Bond"), The One Group-Registered Trademark- Income Equity Fund ("One Group Equity"), The One Group-Registered Trademark- Louisiana Municipal Bond Fund ("One Group Louisiana"), The One Group-Registered Trademark- Value Growth Fund ("One Group Growth") and the One Group-Registered Trademark- Gulf South Growth Fund ("One Group Gulf South") (collectively, the "One Group Funds"), respectively, in return for Class A, Class B, and Fiduciary Class shares of the corresponding One Group Fund. Following the transfer, Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South will be dissolved and shares of One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South will be distributed to the corresponding Paragon Fund shareholders in liquidation of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South.

    2.  To transact any other business as properly comes before the Meeting.

    The  proposed   transaction   is   described  in   the   attached   Combined
Prospectus/Proxy Statement. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

    Pursuant to instructions of the Board of Trustees of Paragon Portfolio, the close of business on February 22, 1996, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Meeting. Premier Bank will cast votes attributable to any shares for which it serves as fiduciary in the same proportion as votes cast by other shareholders.

    Each shareholder who does not expect to attend in person is requested to date, execute, sign, and promptly return the enclosed form of proxy.

                                          By Order of the Trustees
                                          Michael J. Richman
                                          Secretary
Chicago, Illinois
February 22, 1996

Your prompt attention to the enclosed form of proxy will help avoid the expense of additional mailings.

COMBINED PROSPECTUS/PROXY STATEMENT
February 22, 1996

The One Group-Registered Trademark-      Paragon Portfolio
3435 Stelzer Road                        4900 Sears Tower
Columbus, OH 43219                       Chicago, IL 60606

Tel. No. 1-800-480-4111                  Tel. No. 1-800-525-7907

                      COMBINED PROSPECTUS/PROXY STATEMENT

    This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the owners of shares of the following Funds of Paragon Portfolio:

Paragon Treasury Money Market Fund ("Paragon Money Market")
Paragon Short-Term Government Fund ("Paragon Government")
Paragon Intermediate-Term Bond Fund ("Paragon Bond")
Paragon Value Equity Income Fund ("Paragon Equity")
Paragon Louisiana Tax-Free Fund ("Paragon Louisiana")
Paragon Value Growth Fund ("Paragon Growth")
Paragon Gulf South Growth Fund ("Paragon Gulf South")

    The proxies will be used at a Special Meeting of Shareholders ("Meeting") to approve an Agreement and Plan of Reorganization between Paragon Portfolio and The One Group dated as of January 19, 1996, a copy of which is attached as Exhibit A, and the consummation of the transactions (collectively, the "Transaction") contemplated in the Agreement and Plan of Reorganization. The Agreement and Plan of Reorganization contemplates the transfer of all the assets and liabilities of each Paragon Fund to corresponding One Group Fund in exchange for shares of the corresponding One Group Fund as follows:

SHAREHOLDERS OF                                             WILL RECEIVE SHARES OF
--------------------------------  --------------------------------------------------------------------------
Paragon Money Market              The One Group-Registered Trademark- U.S. Treasury Securities Money Market
                                   Fund ("One Group Money Market")
Paragon Government Fund           The One Group-Registered Trademark- Limited Volatility Bond Fund ("One
                                   Group Limited Volatility")
Paragon Bond                      The One Group-Registered Trademark- Government Bond Fund ("One Group
                                   Bond")
Paragon Equity                    The One Group-Registered Trademark- Income Equity Fund ("One Group
                                   Equity")
Paragon Louisiana                 The One Group-Registered Trademark- Louisiana Municipal Bond Fund ("One
                                   Group Louisiana")
Paragon Growth                    The One Group-Registered Trademark- Value Growth Fund ("One Group Growth")
Paragon Gulf South                The One Group-Registered Trademark- Gulf South Growth Fund ("One Group
                                   Gulf South")

    Following the transfer of assets, shares of each One Group Fund will be distributed to shareholders of each corresponding Paragon Fund. The Paragon Funds will then be dissolved and liquidated. As a result of the transactions, each shareholder of a Paragon Fund will receive on a tax-free basis, a number of full and fractional shares of the corresponding One Group Fund equal at the date of the exchange to the value of the net assets of each Paragon Fund attributable to the shareholder.

    If the Paragon Fund shareholder of record is a financial organization authorized to act in a fiduciary, advisory, custodial or similar capacity, that shareholder will receive One Group Fiduciary Class shares. All other Paragon Fund Class A shareholders will receive One Group Class A shares. Shareholders of record holding Paragon Fund Class B shares, other than Class B shareholders of Paragon Money Market, will receive One Group Class B shares. Paragon Money Market Class B shareholders will receive One Group Money Market Class A shares.

    In this Combined Proxy/Prospectus, One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South are each referred to as a "One Group Fund" and collectively as "One Group Funds". Likewise, Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South, are each referred to as a "Paragon Fund" and collectively as "Paragon Funds".

    The Paragon Funds are portfolios of Paragon Portfolio, an open-end management investment company consisting of eleven funds. Likewise, the One Group Funds are portfolios of The One Group, an open-end management investment company consisting of thirty-two separate funds.

    This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South Funds. Please read it carefully and keep it for future reference.

    This Combined Prospectus/Proxy Statement is accompanied by prospectuses for the One Group Money Market, One Group Limited Volatility, One Group Bond, and One Group Equity Funds, which are dated November 1, 1995, and the One Group Louisiana, One Group Growth and One Group Gulf South Funds, which are dated February 7, 1996, as well as the current prospectus relating to Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South, which is dated March 30, 1995. The prospectuses for the One Group Funds and the Paragon Funds are incorporated into this Combined Prospectus/Proxy Statement by reference. The current Statement of Additional Information of The One Group, dated November 1, 1995, as amended February 7, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information of The One Group may be obtained, without charge, by writing to The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111 during business hours. The current Statement of Additional Information of Paragon Portfolio, dated March 30, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information of Paragon Portfolio can be obtained without charge by writing to Goldman Sachs & Co., 4900 Sears Tower, Chicago, IL 60606, or by calling 1-800-525-7907. In addition, a Statement of Additional Information dated February 22, 1996 relating to the reorganization of the Paragon Funds described in this Combined Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement of Additional Information may be obtained, without charge, by writing or calling The One Group Services Company at the address or telephone number provided above.

    SHARES OF THE ONE GROUP OFFERED HEREBY ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED BY BANC ONE CORPORATION OR ITS BANK OR NON-BANK AFFILIATES. THE SHARES OF THE ONE GROUP OFFERED HEREBY ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE ONE GROUP FOR INVESTMENT ADVISORY SERVICES.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFER MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE ONE GROUP. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY THE ONE GROUP IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                                                          PAGE
                                                                                                      ------------
Proposal (1) Approval of the Agreement and Plan of Reorganization...................................       1

Synopsis............................................................................................       2

Risk Factors........................................................................................       37

Management Discussion of Fund Performance...........................................................       44

Information About the Proposed the Transaction......................................................       60

Federal Income Tax Consequences.....................................................................       62

Voting Information..................................................................................       65

Interests of Certain Persons in the Transaction.....................................................       74

Financial Statements................................................................................       74

Information filed with the Securities and Exchange Commission.......................................       75

Plan of Reorganization..............................................................................   Exhibit A

       PROPOSAL (1): APPROVAL OF THE REORGANIZATION OF THE PARAGON FUNDS

    On October 31, 1995, the Board of Trustees ("Trustees") of Paragon Portfolio approved an Agreement and Plan of Reorganization pursuant to which Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South would be merged with and into One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South, respectively, on or about March 26, 1996 (the "Exchange Date"). On the Exchange Date, each
Paragon   Fund  will  transfer  all  of   its  assets  and  liabilities  to  the
corresponding One Group Fund, in exchange for shares of the corresponding One Group Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the corresponding Paragon Fund. The assets and liabilities of the Paragon Funds and The One Group Funds will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. Following the transfer, the Paragon Funds will be dissolved and shares of the respective One Group Fund received by the corresponding Paragon Fund will be distributed to Paragon Fund shareholders in liquidation of the Paragon Funds. As a result of the proposed transaction, a Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth or Paragon Gulf South shareholder will receive, on a tax-free basis, a number of full and fractional shares equal in value at the date of the exchange to the value of the net assets of the respective Paragon Fund transferred to One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South respectively, attributable to the shareholder. If the Paragon Fund shareholder of record is a financial organization authorized to act in a fiduciary, advisory, agency, custodial or similar capacity, that shareholder will receive One Group Fiduciary Class shares. All other Paragon Fund Class A shareholders will receive One Group Class A shares. Shareholders of record holding Paragon Fund Class B shares, other than Class B shareholders of Paragon Money Market, will receive One Group Class B shares. Paragon Money Market Class B shareholders will receive One Group Money Market Class A shares.

    The Trustees have concluded that participation in the proposed transaction is in the best interests of the Paragon Funds, the One Group Funds and their respective existing shareholders. The Trustees have further concluded that the economic interests of shareholders of the Paragon Funds and the One Group Funds will not be diluted as a result of the proposed transaction. In reaching this conclusion, the Trustees considered, among other things, the similarity of the investment objectives of Paragon Portfolio and the One Group Funds; the expense ratios of Paragon Portfolio and the One Group Funds; the performance of Paragon Portfolio as compared to the One Group Funds; the potential economies of scale which could be realized as a result of the increase in size of the One Group Funds; and the fact that the transaction will be free of federal income taxes.

                                    SYNOPSIS

FEE TABLE

    Below are fee tables showing the current fees for the Paragon Funds and the One Group Funds.

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)

PARAGON TREASURY MONEY MARKET FUND

                                                          CLASS A    CLASS B+
                                                          --------   ---------
    SHAREHOLDER TRANSACTION EXPENSES
     (as a percentage of offering price)
      Maximum Sales Charge Imposed on Purchases (Note
       2)...............................................    None       None
      Sales Charge Imposed on Reinvested
       Distributions....................................    None       None
      Maximum Deferred Sales Charge (Note 2)............    None      5.0%
      Redemption Fee....................................    None       None
      Exchange Fee (Note 3).............................     $5         $5
    ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets after
     adjustments)
      Management Fees...................................  .20%        .20%
      Administration Fees...............................  .15%        .15%
      12b-1 Fees........................................    None      .75%
      Other Expenses....................................  .08%        .08%
                                                          --------   ---------
    TOTAL FUND OPERATING EXPENSES.......................  .43%       1.18%
                                                          --------   ---------
                                                          --------   ---------

PARAGON SHORT-TERM GOVERNMENT FUND

                                                          CLASS A     CLASS B
                                                          --------   ---------
    SHAREHOLDER TRANSACTION EXPENSES
     (as a percentage of offering price)
      Maximum Sales Charge Imposed on Purchases (Note
       2)...............................................  4.5%         None
      Sales Charge Imposed on Reinvested
       Distributions....................................    None       None
      Maximum Deferred Sales Charge (Note 2)............    None      5.0%
      Redemption Fee....................................    None       None
      Exchange Fee (Note 3).............................     $5         $5
    ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets after
     adjustments)
      Management Fees...................................  .50%        .50%
      Administration Fees...............................  .15%        .15%
      12b-1 Fees........................................    None      .75%
      Other Expenses....................................  .12%        .12%
                                                          --------   ---------
    TOTAL FUND OPERATING EXPENSES.......................  .77%       1.52%
                                                          --------   ---------
                                                          --------   ---------

PARAGON INTERMEDIATE-TERM BOND FUND

                                                          CLASS A     CLASS B
                                                          --------   ---------
    SHAREHOLDER TRANSACTION EXPENSES
     (as a percentage of offering price)
      Maximum Sales Charge Imposed on Purchases (Note
       2)...............................................  4.5%         None
      Sales Charge Imposed on Reinvested
       Distributions....................................    None       None
      Maximum Deferred Sales Charge (Note 2)............    None      5.0%
      Redemption Fee....................................    None       None
      Exchange Fee (Note 3).............................     $5         $5
    ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets after
     adjustments)
      Management Fees...................................  .50%        .50%
      Administration Fees...............................  .15%        .15%
      12b-1 Fees........................................    None      .75%
      Other Expenses....................................  .11%        .11%
                                                          --------   ---------
    TOTAL FUND OPERATING EXPENSES.......................  .76%       1.51%
                                                          --------   ---------
                                                          --------   ---------

PARAGON LOUISIANA TAX-FREE FUND (NOTE 4)

                                                          CLASS A     CLASS B
                                                          --------   ---------
    SHAREHOLDER TRANSACTION EXPENSES
     (as a percentage of offering price)
      Maximum Sales Charge Imposed on Purchases (Note
       2)...............................................  4.5%         None
      Sales Charge Imposed on Reinvested
       Distributions....................................    None       None
      Maximum Deferred Sales Charge (Note 2)............    None      5.0%
      Redemption Fee....................................    None       None
      Exchange Fee (Note 3).............................     $5         $5
    ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets after
     adjustments)
      Management Fees...................................  .40%        .40%
      Administration Fees...............................  .10%        .10%
      12b-1 Fees........................................    None      .75%
      Other Expenses....................................  .15%        .15%
                                                          --------   ---------
    TOTAL FUND OPERATING EXPENSES.......................  .65%       1.40%
                                                          --------   ---------
                                                          --------   ---------

PARAGON VALUE GROWTH FUND

                                                          CLASS A     CLASS B
                                                          --------   ---------
    SHAREHOLDER TRANSACTION EXPENSES
     (as a percentage of offering price)
      Maximum Sales Charge Imposed on Purchases (Note
       2)...............................................  4.5%         None
      Sales Charge Imposed on Reinvested
       Distributions....................................    None       None
      Maximum Deferred Sales Charge (Note 2)............    None      5.0%
      Redemption Fee....................................    None       None
      Exchange Fee (Note 3).............................     $5         $5
    ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets after
     adjustments)
      Management Fees...................................  .65%        .65%
      Administration Fees...............................  .15%        .15%
      12b-1 Fees........................................    None      .75%
      Other Expenses....................................  .16%        .16%
                                                          --------   ---------
    TOTAL FUND OPERATING EXPENSES.......................  .96%       1.71%
                                                          --------   ---------
                                                          --------   ---------

PARAGON VALUE EQUITY INCOME FUND

                                                          CLASS A     CLASS B
                                                          --------   ---------
    SHAREHOLDER TRANSACTION EXPENSES
     (as a percentage of offering price)
      Maximum Sales Charge Imposed on Purchases (Note
       2)...............................................  4.5%         None
      Sales Charge Imposed on Reinvested
       Distributions....................................    None       None
      Maximum Deferred Sales Charge (Note 2)............    None      5.0%
      Redemption Fee....................................    None       None
      Exchange Fee (Note 3).............................     $5         $5
    ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets after
     adjustments)
      Management Fees...................................  .65%        .65%
      Administration Fees...............................  .15%        .15%
      12b-1 Fees........................................    None      .75%
      Other Expenses....................................  .13%        .13%
                                                          --------   ---------
    TOTAL FUND OPERATING EXPENSES.......................  .93%       1.68%
                                                          --------   ---------
                                                          --------   ---------

PARAGON GULF SOUTH GROWTH FUND

                                                           CLASS A     CLASS B
                                                          ---------   ---------
    SHAREHOLDER TRANSACTION EXPENSES
     (as a percentage of offering price)
      Maximum Sales Charge Imposed on Purchases (Note
       2)...............................................   4.5%         None
      Sales Charge Imposed on Reinvested
       Distributions....................................    None        None
      Maximum Deferred Sales Charge (Note 2)............    None       5.0%
      Redemption Fee....................................    None        None
      Exchange Fee (Note 3).............................     $5          $5
    ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets after
     adjustments)
      Management Fees...................................   .65%        .65%
      Administration Fees...............................   .15%        .15%
      12b-1 Fees........................................    None       .75%
      Other Expenses....................................   .20%        .20%
                                                          ---------   ---------
    TOTAL FUND OPERATING EXPENSES.......................  1.00%       1.75%
                                                          ---------   ---------
                                                          ---------   ---------

EXAMPLE OF FUND EXPENSES

    You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                              ------   -------   -------   --------
Paragon Treasury Money Market Fund
  Class A Shares............................    $ 4      $14      $ 24       $ 54
  Class B Shares
  -- Assuming complete redemption at end of
   period...................................    $62      $67      $ 75       $112
  -- Assuming no redemption.................    $12      $37      $ 65       $112
Paragon Short-Term Government Fund
  Class A Shares............................    $53      $68      $ 86       $136
  Class B Shares
  -- Assuming complete redemption at end of
   period...................................    $65      $78      $ 93       $151
  -- Assuming no redemption.................    $15      $48      $ 83       $151
Paragon Intermediate-Term Bond Fund
  Class A Shares............................    $52      $68      $ 85       $135
  Class B Shares
  -- Assuming complete redemption at end of
   period                                       $65      $78      $ 92       $150
  -- Assuming no redemption.................    $15      $48      $ 82       $150
Paragon Louisiana Tax-Free Fund
  Class A Shares............................    $51      $65      $ 80       $122
  Class B Shares
  -- Assuming complete redemption at end of
   period...................................    $64      $74      $ 87       $138
  -- Assuming no redemption.................    $14      $44      $ 77       $138
Paragon Value Growth Fund
  Class A Shares............................    $54      $74      $ 96       $158
  Class B Shares
  -- Assuming complete redemption at end of
   period...................................    $67      $84      $103       $172
  -- Assuming no redemption.................    $17      $54      $ 93       $172
Paragon Value Equity Income Fund
  Class A Shares............................    $54      $73      $ 94       $154
  Class B Shares
  -- Assuming complete redemption at end of
   period...................................    $67      $83      $101       $169
  -- Assuming no redemption.................    $17      $53      $ 91       $169
Paragon Gulf South Growth Fund
  Class A Shares............................    $55      $75      $ 98       $162
  Class B Shares
  -- Assuming complete redemption at end of
   period...................................    $68      $85      $105       $177
  -- Assuming no redemption.................    $18      $55      $ 95       $177

------------------------
NOTES:

(1) The purpose of the table provided above is to assist investors in understanding the various costs and expenses that a shareholder in the Funds will bear directly or indirectly. Except as described in Note (4), the costs and expenses included in the table and hypothetical example are based on actual fees and expenses of the Class A shares for the fiscal year ended November 30, 1994. The costs and expenses in the table and hypothetical example for the Class B shares are based on estimated fees and expenses of the Class B Shares assuming that such Shares were outstanding throughout the fiscal year ended November 30, 1994. Other expenses and total fund operating expenses actually incurred by Class B shares during the period from commencement of operations of the respective Class B shares to November 30, 1994 were as follows: Paragon Government

    -- 0.13% and 1.53%, respectively; Paragon Intermediate -- 0.12% and 1.52%, respectively; Paragon Louisiana -- 0.16% and 1.41%, respectively; Paragon Growth -- 0.16% and 1.71%, respectively; Paragon Equity -- 0.12%; and 1.67%, respectively; and Paragon Gulf South -- 0.20% and 1.75%, respectively. The costs and expenses included in the table and hypothetical example should not be considered as representative of past or future expenses. Actual expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, the Fund's actual performance will vary and might result in actual return greater or less than 5%. See "The Adviser, Administrator and Distributor," "Purchase of Shares" and "Class B Distribution Plan" in the Paragon Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement.

(2) Paragon Portfolio's transfer agent may impose a transaction fee of $7.50 for each wire purchase.

(3) In addition to free reinvestments of dividends and distributions in shares of the other Funds and free automatic exchanges pursuant to the Automatic Exchange Program, five free exchanges are permitted in each twelve month period without the imposition of any transaction fee; a fee of $5 is charged for each subsequent exchange during such period.

(4) During the fiscal year ended November 30, 1994, Paragon's former adviser, Premier Investment Adviser, L.L.C., ("Premier") voluntarily reduced its advisory fee to 0.40% of Paragon Louisiana's average daily net assets and Goldman Sachs Asset Management voluntary agreed to reduce its administration fee to 0.10% of Paragon Louisiana's average daily net assets. During such fiscal year, the Paragon Louisiana Tax-Free Fund's total operating expenses attributable to the Class A Shares of the Paragon Louisiana Tax-Free Fund were 0.65% of its average daily net assets. The estimated total operating expenses attributable to the Class B Shares of Paragon Louisiana were 1.40% of its average daily net assets, assuming that such Class B Shares were outstanding throughout the fiscal year ended November 30, 1994. Had the reduction of fees for the fiscal year ended November 30, 1994 otherwise payable not been reflected in the above table, the advisory fees would be 0.50%, its administration fees would be 0.15%, and its total operating expenses attributable to the Class A Shares would be 0.80% of its average daily net assets. Without such fee reductions, the estimated total operating expenses attributable to the Class B Shares of Paragon Louisiana would be 1.55% of its average daily net assets, assuming that such Class B Shares were outstanding throughout the fiscal year ended November 30, 1994.

+    Investors wishing to purchase  shares of Paragon Money Market are generally required to purchase Class A shares. Class B shares of Paragon Money Market will typically be issued only in exchange for Class B shares of any of the other Funds.

* Class B shares convert to Class A shares seven years after purchase; therefore, Class A expenses are used in the hypothetical example after year seven.

    Investors should be aware that, due to distribution fees, a long-term holder of Class B shares of the Funds may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD").

THE ONE GROUP-REGISTERED TRADEMARK- U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                                                         FIDUCIARY     SERVICE
                                                                             CLASS A       CLASS        CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)......................................        none         none         none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers)(3)..........................        .22%         .22%         .22%
12b-1 Fees (after fee waivers)(4)........................................        .25%         none         .55%
Other Expenses...........................................................        .22%         .22%         .22%
----------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(5)..............................................        .69%         .44%         .99%
----------------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Combined Prospectus/Proxy Statement. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .35% for all classes of shares.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares and .75% for Service Class shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a shareholder servicing fee of .25% of average daily net assets of the Fund's Class A and Service Class shares. See "The Distributor" in the One Group Funds prospectuses accompanying this Combined Prospectus/Proxy Statement.

(5) Total Operating Expenses have been revised to reflect waivers effective as of the date of this Prospectus. Other Expenses are based on the Fund's expenses during the most recent fiscal year. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be .92% for Class A shares, .57% for Fiduciary Class shares and 1.32% for Service Class shares.

EXAMPLE: An investor would pay the following expense on a $1,000 investment in Class A, Fiduciary Class and Service Class shares of the U.S. Treasury Money Market Fund, assuming: (1) 5% annual return; and (2) redemption at the end of each time period.

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Class A                                        $  7      $ 22      $ 38      $ 86
Fiduciary Class                                $  5      $ 14      $ 25      $ 55

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Class A                                        $  9      $ 29      $ 51      $113
Fiduciary Class                                $  6      $ 18      $ 32      $ 71
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Service Class shares are offered to investors requiring additional administrative and/or accounting services, such as sweep processing. It is not intended that a shareholder would remain in the Service Class for more than a very limited period of time. However, a shareholder investing on a continual basis in the Service Class for a period of one (1) month would pay $1, three (3) months would pay $3, one (1) year would pay $13. Absent the voluntary fee reduction a shareholder would pay for a period of one (1) month $1, three (3) months $3, one (1) year $17.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

Investors in the Fund ("Shareholders") who are long-term Shareholders of Class A shares and Service Class shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE ONE GROUP-REGISTERED TRADEMARK- LIMITED VOLATILITY BOND FUND

                                                                                                      FIDUCIARY
                                                                             CLASS A      CLASS B       CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................       3.00%         none         none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or
  redemption proceeds, as applicable)....................................        none        3.00%         none
Redemption Fees..........................................................        none         none         none
Exchange Fees............................................................        none         none         none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers)(3)..........................        .30%         .30%         .30%
12b-1 Fees (after fee waivers)(4)........................................        .25%         .75%         none
Other Expenses...........................................................        .25%         .25%         .25%
----------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(5)..............................................        .80%        1.30%         .55%
----------------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Combined Prospectus/Proxy Statement. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares and 1.00% for Class B shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares.

(5) Total Operating Expenses have been revised to reflect waivers effective as of the date of this Prospectus. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.20% for Class A shares, 1.84% for Class B shares, and .85% for Fiduciary Class shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Class A                                        $ 38      $ 55      $ 73      $126
Fiduciary Class                                $  6      $ 18      $ 31      $ 69

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Class A                                        $ 42      $ 67      $ 94      $171
Fiduciary Class                                $  9      $ 27      $ 47      $105

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Assuming a complete redemption at end of
 period                                        $ 43      $ 61      $ 71      $130
Assuming no redemption                         $ 13      $ 41      $ 71      $130

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Assuming a complete redemption at each of
 period                                        $ 49      $ 78      $100      $184
Assuming no redemption                         $ 19      $ 58      $100      $184

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

Class B shares automatically convert to Class A shares after six (6) years. Therefore, the "10 Years" examples above reflect the effect of such conversion.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the Securities and Exchange Commission (the "SEC") require that the maximum sales charge be reflected in the above table. However, investors of the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group-Registered Trademark-" with the One Group Prospectuses accompanying this Combined Prospectus/Proxy Statement. Long-term shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE ONE GROUP-REGISTERED TRADEMARK- GOVERNMENT BOND FUND

                                                                                                      FIDUCIARY
                                                                             CLASS A      CLASS B       CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................       4.50%         none         none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption proceeds, as
  applicable)............................................................        none        5.00%         none
Redemption Fees..........................................................        none         none         none
Exchange Fees............................................................        none         none         none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees(4)..............................................        .45%         .45%         .45%
12b-1 Fees (after fee waivers)(3)........................................        .25%         .90%         none
Other Expenses...........................................................        .26%         .26%         .26%
----------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(4)..............................................        .96%        1.61%         .71%
----------------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares and 1.00% for Class B shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares.

(4) Total Operating Expenses have been revised to reflect waivers effective as of the date of this Combined Prospectus/Proxy Statement. The Adviser may voluntarily agree to waive a part of its fees. Absent the voluntary 12b-1 waiver, Total Operating Expenses would be 1.06% for Class A shares and 1.71% for Class B shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Class A                                        $ 54      $ 74      $ 96      $158
Fiduciary Class                                $  7      $ 23      $ 40      $ 88

Absent the voluntary reduction of 12b-1 fees, the dollar amounts in the above example would be as follows:

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Class A                                        $ 55      $ 77      $101      $169

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Assuming a complete redemption at end of
  period                                       $ 66      $ 81      $108      $174
Assuming no redemption                         $ 16      $ 51      $ 88      $174

Absent the voluntary reduction of 12b-1 fees, the dollar amounts in the above example would be as follows:

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Assuming a complete redemption at each of
  period                                       $ 67      $ 84      $113      $185
Assuming no redemption                         $ 17      $ 54      $ 93      $185

Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the effect of such conversion.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the SEC require that the maximum sales charge be reflected in the above table. However, investors of the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group-Registered Trademark-" in the One Group Prospectuses accompanying this Combined Prospectus/Proxy Statement. Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE ONE GROUP-REGISTERED TRADEMARK- LOUISIANA MUNICIPAL BOND FUND

                                                                                                      FIDUCIARY
                                                                             CLASS A      CLASS B       CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................       4.50%         none         none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption proceeds, as
  applicable)............................................................        none        5.00%         none
Redemption Fees..........................................................        none         none         none
Exchange Fees............................................................        none         none         none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers)(3)..........................        .40%         .40%         .40%
12b-1 Fees (after fee waivers)(4)........................................        .25%         .90%         none
Other Expenses...........................................................        .31%         .31%         .31%
----------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(3)..............................................        .96%        1.61%         .71%
----------------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees and Total Operating Expenses reflect fee waivers effective as of the date of this Combined Prospectus/Proxy Statement. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares, and Total Operating Expenses would be 1.26% for Class A shares, 1.91% for Class B shares and .91% for Fiduciary Class shares.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares and 1.00% for Class B shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Class A shares of the Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales load for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Class A                                        $ 54      $ 74
Fiduciary Class                                $  7      $ 23

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Class A                                        $ 57      $ 83
Fiduciary Class                                $  9      $ 29

--------------------------------------------------------------
--------------------------------------------------------------

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares of the Fund, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Assuming a complete redemption at end of
  period                                       $ 66      $ 81
Assuming no redemption                         $ 16      $ 51

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Assuming a complete redemption at each of
  period                                       $ 69      $ 90
Assuming no redemption                         $ 19      $ 60

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the SEC require that the maximum sales charge be reflected in the above table. However, investors of the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group-Registered Trademark-" in the One Group Prospectuses accompanying this Combined Prospectus/Proxy Statement. Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE ONE GROUP-REGISTERED TRADEMARK- VALUE GROWTH FUND

                                                                                                      FIDUCIARY
                                                                             CLASS A      CLASS B       CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................       4.50%         none         none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption proceeds, as
  applicable)............................................................        none        5.00%         none
Redemption Fees..........................................................        none         none         none
Exchange Fees............................................................        none         none         none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees(4)..............................................        .65%         .65%         .65%
12b-1 Fees (after fee waivers)(3)........................................        .25%        1.00%         none
Other Expenses...........................................................        .31%         .31%         .31%
----------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(4)..............................................       1.21%        1.96%         .96%
----------------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Class A shares of the Fund.

(4) Investment Advisory Fees and Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Combined Prospectus/Proxy Statement. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .74% for all classes of shares, and Total Operating Expenses would be 1.40% for Class A shares, 2.05% for Class B shares and 1.05% for Fiduciary Class shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales load for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Class A                                        $ 57      $ 82
Fiduciary Class                                $ 10      $ 31

Absent the voluntary reduction of 12b-1 fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Class A                                        $ 59      $ 87
Fiduciary Class                                $ 11      $ 33

--------------------------------------------------------------
--------------------------------------------------------------

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares of the Fund, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Assuming a complete redemption at end of
  period                                       $ 70      $ 92
Assuming no redemption                         $ 20      $ 62

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Assuming a complete redemption at each of
  period                                       $ 71      $ 94
Assuming no redemption                         $ 21      $ 64
--------------------------------------------------------------
--------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the SEC require that the maximum sales charge be reflected in the above table. However, investors of the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group-Registered Trademark-" in the One Group Prospectuses accompanying this Combined Prospectus/Proxy Statement. Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE ONE GROUP-REGISTERED TRADEMARK- INCOME EQUITY FUND

                                                                                                      FIDUCIARY
                                                                             CLASS A      CLASS B       CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................       4.50%         none         none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption proceeds, as
  applicable)............................................................        none        5.00%         none
Redemption Fees..........................................................        none         none         none
Exchange Fees............................................................        none         none         none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees.................................................        .74%         .74%         .74%
12b-1 Fees (after fee waivers)(3)........................................        .25%        1.00%         none
Other Expenses...........................................................        .31%         .31%         .31%
----------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(4)..............................................       1.30%        2.05%        1.05%
----------------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Fund's Class A shares. See "The Distributor."

(4) Total Operating Expenses have been revised to reflect waivers effective as of the date of this Combined Prospectus/Proxy Statement. The Adviser may voluntarily agree to waive a part of its fees. Absent the voluntary 12b-1 waiver, Total Operating Expenses would be 1.40% for Class A shares.

EXAMPLE: An investor would pay the following expense on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Class A                                        $ 58      $ 84      $113      $195
Fiduciary Class                                $ 11      $ 33      $ 58      $128

Absent the voluntary reduction of 12b-1 fees, the dollar amounts in the above example would be as follows:

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Class A                                        $ 59      $ 87      $118      $205

-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

-----------------------------------------------------------------------------------
                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------
Assuming a complete redemption at end of
  period                                       $ 71      $ 94      $130      $219
Assuming no redemption                         $ 21      $ 64      $110      $219

Class B shareholders do not receive a voluntary reduction in 12b-1 fees. However, after eight (8) years, Class B shares automatically convert to Class A shares, which do receive a voluntary reduction in fees. Therefore, a purchaser of Class B shares remaining in the Fund for ten (10) years would pay $219 with the voluntary reduction applicable to Class A shareholders, and $221 absent the voluntary reduction.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the SEC require that the maximum sales charge be reflected in the above table. However, investors of the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group-Registered Trademark-" in the One Group Prospectuses accompanying this Combined Prospectus/Proxy Statement. Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

THE ONE GROUP-REGISTERED TRADEMARK- GULF SOUTH GROWTH FUND

                                                                                                      FIDUCIARY
                                                                             CLASS A      CLASS B       CLASS
----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price)....................................       4.50%         none         none
Maximum Contingent Deferred Sales Charge
  (as a percentage of original purchase price or redemption proceeds, as
  applicable)............................................................        none        5.00%         none
Redemption Fees..........................................................        none         none         none
Exchange Fees............................................................        none         none         none
ANNUAL OPERATING EXPENSES(2)
  (as a percentage of average daily net assets)
Investment Advisory Fees(4)..............................................        .65%         .65%         .65%
12b-1 Fees (after fee waivers)(3)........................................        .25%        1.00%         none
Other Expenses...........................................................        .32%         .32%         .32%
----------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(4)..............................................       1.22%        1.97%         .97%
----------------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. There are no 12b-1 fees charged to Fiduciary Class shares. The 12b-1 fees include a Shareholder servicing fee of .25% of average daily net assets of the Fund's Class B shares and may include a Shareholder servicing fee of .25% of the average daily net assets of the Class A shares of the Fund.

(4) Investment Advisory Fees and Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Combined Prospectus/Proxy Statement. The Adviser may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .74% for all classes of shares, and Total Operating Expenses would be 1.41% for Class A shares, 2.06% for Class B shares and 1.06% for Fiduciary Class shares.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales load for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

--------------------------------------------------------------
                                              1 YEAR   3 YEARS
--------------------------------------------------------------
Class A                                        $ 57      $ 82
Fiduciary Class                                $ 10      $ 31

Absent the voluntary reduction of 12b-1 fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------
                                              1 YEAR   3 YEARS

--------------------------------------------------------------
Class A                                        $ 59      $ 88
Fiduciary Class                                $ 11      $ 34

--------------------------------------------------------------
--------------------------------------------------------------

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares of the Fund, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

--------------------------------------------------------------
                                              1 YEAR   3 YEARS

--------------------------------------------------------------
Assuming a complete redemption at end of
  period                                       $ 70      $ 92
Assuming no redemption                         $ 20      $ 62

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------
                                              1 YEAR   3 YEARS

--------------------------------------------------------------
Assuming a complete redemption at each of
  period                                       $ 71      $ 95
Assuming no redemption                         $ 21      $ 65

--------------------------------------------------------------
--------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of these tables is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

The rules of the SEC require that the maximum sales charge be reflected in the above table. However, investors of the Fund may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group-Registered Trademark-" in the One Group Prospectuses accompanying this Combined Prospectus/Proxy Statement. Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

INVESTMENT OBJECTIVES AND POLICIES

    Below is a brief discussion of the investment objectives and policies of the Paragon Funds and the corresponding One Group Funds. The discussion is qualified in its entirety by the disclosure on such subjects contained in The One Group Prospectuses and the Paragon Funds Prospectus accompanying this Combined Prospectus/Proxy Statement. The securities currently held by each Paragon Fund are substantially similar to those securities which the corresponding One Group Fund may hold. Consequently, the proposed reorganization of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South should not result in significant portfolio turnover or transaction expenses due to the corresponding One Group Fund's disposal of investment securities.

    PARAGON MONEY MARKET AND ONE GROUP MONEY MARKET

    The investment objective of Paragon Money Market is to maximize current income to the extent consistent with preservation of capital and the maintenance of liquidity. Paragon Money Market pursues its objective by limiting its investments to securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities. As a matter of fundamental policy, at least 65% of the Paragon Money Market Fund's total assets will consist of such securities. Similarly, One Group Money Market seeks current income with liquidity and stability of principal. Investments by One Group Money Market are limited to short-term U.S. Treasury obligations and repurchase agreements collaterized by such obligations, reverse repurchase agreements, and when-issued securities. One Group Money Market and Paragon Money Market also may engage in securities lending.

    Each Fund seeks to maintain a stable net asset value of $1.00 per share, although there is no assurance that the Funds will be able to achieve this objective. In addition, each Fund's portfolio securities are valued by the amortized cost method in compliance with regulations of the SEC. Consequently, both Paragon Money Market and One Group Money Market invest only in U.S. dollar-denominated securities, maintain an average maturity on a dollar-weighted basis of 90 days or less, and acquire only "eligible securities" that present minimal credit risk and have a maturity of 397 days or less.

    PARAGON GOVERNMENT AND ONE GROUP LIMITED VOLATILITY

    The investment objective of Paragon Government is to seek a high level of current income consistent with stability of principal by investing primarily in a diversified portfolio of securities of the U.S. Government, its agencies, authorities and instrumentalities. Similarly, One Group Limited Volatility seeks current income consistent with preservation of capital through investment in high and medium-grade fixed-income securities.

    One Group Limited Volatility normally invests at least 80% of total assets in debt securities of all types with short to intermediate maturities. Under normal market conditions, it is anticipated that the One Group Limited Volatility's average weighted maturity will range between one and five years. Paragon Government's portfolio normally consists of securities with remaining maturities of six years or less.

    At least 65% of the total assets of One Group Limited Volatility will consist of bonds and at least 65% of total assets will consist of obligations issued by the U.S. government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

    As a matter of fundamental policy, at least 65% of Paragon Government's total assets will consist of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities and instrumentalities with a dollar-weighted average portfolio maturity of one to three years. As a matter of nonfundamental policy, under normal market conditions, at least 80% of the value of Paragon Government's total assets will be invested in securities that are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including mortgage-related securities, ("U.S. Government Securities") and repurchase agreements relating to U.S. Government Securities. Although Paragon Government intends to invest all of its total assets in such securities, up to 20% of its total assets may be held in cash or invested in other investment grade fixed-income securities and cash equivalents.

    In addition to the permissible investments described above, One Group Limited Volatility may invest in U.S. Treasury obligations, including Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"); receipts, including Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS"); certificates of deposit, time deposits, reverse repurchase agreements, securities of other investment companies, when-issued securities, forward commitments, variable and floating rate notes, bankers' acceptances, commercial paper, mortgage dollar rolls, and securities of foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs"). One Group Limited Volatility also may invest in securities subject to demand features, mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), adjustable rate mortgage loans ("ARMS"), fixed rate mortgage loans, asset backed securities, guaranteed investment contracts, corporate securities, and restricted securities. One Group Limited Volatility also may engage in securities lending transactions. Paragon Government also may invest in the above instruments, other than CUBES, TRS, reverse repurchase agreements, securities of other investment companies, mortgage dollar rolls, and guaranteed investment contracts.

    The above list of permissible investments includes select securities that may be commonly considered to be derivatives, including: mortgage dollar rolls, multiple class pass-through securities and collateralized mortgage obligations (CMOs and REMICs) and asset backed securities.

    PARAGON BOND AND ONE GROUP BOND

    The investment objective of Paragon Bond is to provide a high level of current income, consistent with prudent investment risk, by investment in a diversified portfolio of investment grade fixed-income securities. One Group Bond seeks a high level of current income with liquidity and safety of principal.

    As a matter of fundamental policy, at least 65% of Paragon Bond's total assets normally consist of investment grade bonds and debentures with a dollar-weighted average portfolio maturity of three to ten years. The average weighted remaining maturity of One Group Bond is expected to be between three and fifteen years; however, average remaining maturity may be outside this range if warranted by market conditions.

    Paragon Bond may invest its assets in: (i) U.S. Government Securities; (ii) U.S. dollar denominated debt securities issued by foreign governments and their political subdivisions and other foreign issuers; (iii) foreign and domestic corporate debt securities, some of which may involve equity features; (iv) asset-backed securities; and (v) obligations of banks or savings and loan associations.

    As a matter of nonfundamental policy, under normal market conditions, at least 80% of the value of Paragon Bond's total assets are invested in the fixed-income securities described above. For this purpose, Paragon Bond considers convertible debt securities to be fixed-income securities. Paragon Bond intends to invest all of its assets in fixed-income securities.

    One Group Bond intends to seek to achieve its investment objective principally through investment in securities issued by the U.S. government and its agencies and instrumentalities. Accordingly, at least 65% of the total assets of One Group Bond will be invested in obligations guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements, and other securities representing an interest in or collateralized by mortgages that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The primary issuers or guarantors of such securities currently include the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), although One Group

Bond may invest in securities issued or guaranteed by other agencies or instrumentalities in the future. One Group Bond's ability to achieve higher income is not as great as that of funds that may invest in lower-quality instruments.

    The balance of One Group Bond's assets may be invested in debt securities and municipal securities. Debt securities generally will be rated in one of the three highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") at the time of investment (for example, A or better by Standard & Poor's Rating Group ("S&P") or Moody's Investors Service ("Moody's") or, if unrated, determined to be of comparable quality. However, One Group Bond reserves the right to invest in debt securities which present attractive opportunities and are rated in the fourth highest rating category by at least one NRSRO at the time of investment (for example, BBB by S&P or Baa by Moody's). Preferred stock must be rated in one of the four highest rating categories by at least one NRSRO at the time of investment (for example, BBB or better by S&P or Baa or better by Moody's) or, if unrated, determined by the adviser to be of comparable quality. Securities that are rated in the fourth highest rating category by an NRSRO are deemed by these ratings services to have some speculative characteristics.

    Paragon Bond invests only in investment grade debt securities, which are those rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, determined to be of comparable quality. In the event that the rating for any security held in Paragon Bond's portfolio drops below the minimal acceptable rating, such change will be considered by Premier in evaluating the overall composition of the Paragon Bond's portfolio.

    One Group Bond and Paragon Bond also may purchase taxable or tax-exempt municipal securities ("Municipal Securities"). Municipal Securities, if bonds, must be rated in one of the four highest rating categories by at least one NRSRO at the time of investment (for example, BBB or better by S&P or Baa or better by Moody's) or, if unrated, is determined to be of comparable quality. Other Municipal Securities, such as tax-exempt commercial paper, notes or variable rate demand obligations must be rated in one of the three highest rating categories by at least one NRSRO at the time of investment (such as A-2 by S&P or P-2 by Moody's with respect to tax-exempt commercial paper; SP-2 by S&P or MIG-2 by Moody's, with respect to notes; and A-2 by S&P or VMIG-2 by Moody's, with respect to variable rate demand obligations) or, if unrated, determined to be of comparable quality.

    In addition to the permissible investments described above, One Group Bond also may invest in mortgage-backed securities, securities purchased on a when-issued basis and forward commitments, variable and floating rate notes, restricted securities, time deposits, certificates of deposit, receipts, which may include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS"), U.S. Treasury obligations, which may include Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), securities of other investment companies, bankers' acceptances, commercial paper, repurchase agreements, reverse repurchase agreements, and mortgage dollar rolls. One Group Bond also may invest in: options, futures contracts, options on futures contracts, municipal securities, securities subject to demand features, multiple class pass-through securities and collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), adjustable rate mortgage loans "(ARMS"), stripped mortgage-backed securities, fixed rate mortgage loans, inverse floating rate instruments, asset-backed securities, corporate securities, swap transactions, structured instruments, and municipal leases. One Group Bond also may engage in securities lending transactions. Paragon Bond may also invest in the above instruments, other than CUBES, TRS, reverse repurchase agreements, securities of other investment companies, mortgage dollar rolls, guaranteed investment contracts, swap transactions, and structured instruments.

    In addition, One Group Bond may invest in new options, futures contracts and other financial products that may be developed, to the extent that these products are consistent with One Group Bond's investment objective and policies.

    This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: mortgage dollar rolls, options, futures contracts, options on futures contracts, multiple class pass-through securities and collateralized mortgage obligations (CMOs and REMICs), stripped mortgage-backed securities (IOs and POs), inverse floating rate instruments, asset-backed securities, swap, cap and floor transactions, new financial products and structured instruments.

    PARAGON LOUISIANA AND ONE GROUP LOUISIANA

    The investment objective of both Paragon Louisiana and One Group Louisiana is to seek as high a level of current income exempt from Federal and Louisiana income tax as is consistent with preservation of capital. Paragon Louisiana is a diversified mutual fund. One Group Louisiana is a non-diversified mutual fund and, to the extent permitted by the Internal Revenue Code (the "Code"), is not limited in the proportion of its assets that may be invested in the securities of a single issuer.

    As a matter of fundamental policy at least 80% of the net assets of Paragon Louisiana consist of investment grade municipal securities issued by or on behalf of the State of Louisiana and its political subdivisions, agencies and instrumentalities, the interest on which is exempt from both Federal income tax and Louisiana state income tax.

    Both Paragon Louisiana and One Group Louisiana anticipate that they normally will invest in long-term municipal securities and that the dollar-weighted average maturity of their portfolios generally will vary between five and 15 years, although they may invest in securities of any maturity. The municipal securities in which Paragon Louisiana and One Group Louisiana invest may carry fixed rates of return or have floating or variable rates. Although Paragon Louisiana and One Group Louisiana intend to invest all of their assets in the municipal securities described above, up to 20% of its assets may be held in cash or invested in municipal securities of other states, short-term taxable investments including repurchase agreements, U.S. Government Securities or other cash equivalents and Louisiana municipal securities such as "private activity" bonds the interest on which may be treated as a tax preference item under the Federal alternative minimum tax.

    Both  Paragon Louisiana and One Group  Louisiana may invest their assets in:
(i) general obligation bonds; (ii) revenue bonds, including industrial development revenue bonds; (iii) short-term municipal securities of all types, including tax anticipation notes, revenue anticipation notes, and bond anticipation notes; and (iv) certificates of participation in a pool of municipal securities held by a bank or other financial institution, the interest from which is, in the opinion of counsel to the issuer, exempt from Federal and Louisiana income tax. As a matter of nonfundamental policy, at least 50% of Paragon Louisiana's and One Group Louisiana's total assets will be invested in escrow secured bonds and bonds insured as to principal and interest.

    All bonds purchased by Paragon Louisiana and One Group Louisiana are investment grade, which are those rated at least Baa by Moody's or BBB by S&P, or short-term tax-exempt municipal securities rated at least MIG-3 (VMIG-3) by Moody's or SP-2 by S&P or, if unrated, are determined to be of comparable quality. Securities rated Baa, BBB, MIG-3 (VMIG-3) and SP-2 may have speculative elements as well as investment grade characteristics.

    In order to enhance the liquidity, stability, or quality of a municipal security meeting the standards described above, both Paragon Louisiana and One Group Louisiana may acquire the right to sell the security to another party at a guaranteed price and date. These rights may be referred to as puts, demand features, or standby commitments, depending on their characteristics, and may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from Paragon Louisiana and One Group Louisiana. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by Paragon Louisiana and One Group Louisiana. In considering whether a security meets Paragon Louisiana's and One Group Louisiana's quality standards, Paragon Louisiana and One Group Louisiana will look to the creditworthiness of the party providing Paragon Louisiana and One Group Louisiana with the right to sell as well as the quality of the security itself.

    In addition to the investments described above, One Group Louisiana also may invest in securities purchased on a when-issued basis and forward commitments, variable and floating rate notes, time deposits, certificates of deposit, receipts, which may include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS"), U.S. Treasury obligations, which may include Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), securities of other investment companies, bankers' acceptances, commercial paper, repurchase agreements, and reverse repurchase agreements One Group Louisiana also may invest in options, futures contracts, options on futures contracts, securities subject to demand features, zero coupon obligations, swap transactions, structured instruments, municipal leases and participation interests. One Group Louisiana and Paragon Louisiana also may engage in securities lending transactions. Paragon Louisiana also may invest in the above instruments, other than TRS, CUBES, securities of other investment companies, reverse repurchase agreements, swap transactions, and structured instruments.

    In addition, One Group Louisiana may invest in new options, futures contracts and other financial products that may be developed, to the extent that these products are consistent with One Group Louisiana's investment objective and policies.

    This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: options, futures contracts, options on futures contracts, swap, cap and floor transactions, new financial products and structured instruments.

    PARAGON GROWTH AND ONE GROUP GROWTH

    The investment objective of both Paragon Growth and One Group Growth is to seek long-term capital growth and growth of income while, as a secondary objective, providing a moderate level of current income. Paragon Growth and One Group Growth pursue their objectives by investing primarily in a diversified portfolio of common stocks, debt securities, preferred stocks, convertible securities, warrants and other equity securities of companies that show the potential for growth of earnings over time. Stock selection is guided by current valuation relative to a stock's historical valuation and relative to estimates of future growth of earnings and dividends. Over the long term, continued earnings growth tends to lead to both higher dividends and capital appreciation. Both Paragon Growth and One Group Growth expect to invest in securities currently paying a moderate level of income, although they may invest in non-income producing securities when the potential for growth of capital or future income is promising. Paragon Growth and One Group Growth diversify their investments among different industries and companies and change their portfolio securities for investment considerations and not for trading purposes.

    Paragon Growth ordinarily invests at least 80% of the value of its total assets in securities with the characteristics described above. Although Paragon Growth intends to invest all of its assets in such securities, up to 20% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents.

    One Group Growth ordinarily invests at least 65% of the value of its total assets in securities with the characteristics described above. Although One Group Growth intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents. One Group Growth may also enter into futures contracts, provided that the value of these contracts does not exceed 25% of One Group Growth's total assets. In addition, One Group Growth may write covered call options on securities it owns and enter into related closing purchase transactions when such activity will further One Group Growth's investment objective. One Group Growth may also engage in other options transactions in furtherance of its investment objective. The balance of One Group Growth's assets will be held in cash equivalents rated within one of the highest two rating categories assigned by at least one NRSRO.

    In addition to the permissible investments described above, One Group Growth may invest in U.S. Treasury obligations, including Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), receipts, including Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS"), certificates of deposit, time deposits, U.S. government agency securities, repurchase agreements, reverse repurchase agreements, securities of other investment companies, when-issued securities, forward commitments, options, futures contracts, and options on futures contracts. One Group Growth may also invest in variable and floating rate notes, bankers'
acceptances, commercial paper and securities of foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs"). One Group Growth and Paragon Growth also may engage in securities lending transactions. Paragon Growth also may invest in the above instruments other than TRS, CUBES, reverse repurchase agreements, securities of other investment companies, mortgage dollar rolls, guaranteed investment contracts, swap transactions and structured instruments.

    This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: options, futures contracts and options on futures contracts.

    PARAGON EQUITY AND ONE GROUP EQUITY

    The investment objective of Paragon Equity is to seek capital growth and current income. One Group Equity seeks current income through regular payments of dividends with the secondary goal of achieving capital appreciation by investing primarily in equity securities. Paragon Equity pursues its objective by investing primarily in a diversified portfolio of common stocks, preferred stocks, convertible securities, warrants and other equity securities of companies which are undervalued relative to their intrinsic value and to the stock market in general due to an overly pessimistic appraisal by the marketplace. A low price-earnings ratio is the dominant factor in the selection of investments for Paragon Equity's portfolio. Paragon Equity expects to maintain a dividend yield equal to or in excess of the composite yield on the securities comprising the Standard & Poor's Index of 500 Common Stocks.

    As a matter of nonfundamental policy Paragon Equity ordinarily invests at least 80% of the value of its total assets in securities with the characteristics described above. Although Paragon Equity intends to invest all of its assets in such securities, up to 20% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities, and cash equivalents.

    One Group Equity will, under normal conditions, invest at least 80% of the value of its total assets in equity securities consisting of common stocks, and debt securities and preferred stocks which are convertible into common stocks. One Group Equity also may enter into futures contracts, provided that the value of these contracts does not exceed 25% of the Fund's total assets. In addition, One Group Equity may write covered call options on securities it owns and enter into related closing purchase transactions when such activity will further One Group Equity's investment objective, and also may engage in other options transactions in furtherance of its investment objective. The balance of One Group Equity's assets will be held in cash equivalents.

    Like Paragon Equity, One Group Equity will select investments with a view to keeping its yield above the Standard & Poor's 500 Composite Stock Price Index.(1) Achieving such a yield will be the primary consideration in selecting securities. However, to the extent not inconsistent with this

------------------------
(1) "Standard & Poor's 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with one Group Equity.

primary consideration, a security's potential for capital appreciation will also be considered. Investments will be made in common stocks of corporations which regularly pay dividends, although continued payment of dividends cannot be assured. One Group Equity will invest primarily in stocks with favorable, long-term fundamental characteristics, but stocks of companies that are out of favor in the financial community also may be purchased. One Group Equity may eliminate its holdings of a stock when there is a significant fundamental change that impairs a company's ability to pay dividends.

    In addition to the permissible investments described above, One Group Equity may invest in U.S. Treasury obligations, including Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), receipts, including Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS)", and Certificates of Accrual on Treasury Securities ("CATS"), certificates of deposit, time deposits, U.S. government agency securities, repurchase agreements, reverse repurchase agreements, securities of other investment companies, when-issued securities, forward commitments, options, futures contracts, and options on futures contracts. One Group Equity also may invest in variable and floating rate notes, bankers' acceptances, commercial paper and securities of foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs"). One Group Equity and Paragon Equity also may engage in securities lending transactions. All of One Group Equity's investments, where applicable, must at the time of investment possess one of the ratings described in "Description of Ratings" in the One Group Equity Prospectus accompanying this Combined Prospectus/Proxy Statement or, if unrated, determined by he Adviser to be of comparable quality.

    Paragon Equity also may  invest in the above  instruments other than  CUBES,
TRS,   reverse  repurchase  agreements,  and   securities  of  other  investment
companies.

    This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: options, futures contracts and options on futures contracts.

    PARAGON GULF SOUTH AND ONE GROUP GULF SOUTH

    The investment objective of both Paragon Gulf South and One Group Gulf South is to seek long-term capital growth. Paragon Gulf South and One Group Gulf South pursue their objectives by investing primarily in a portfolio of common stocks, preferred stocks, convertible securities, warrants and other equity securities of small capitalization, emerging growth and medium capitalization growth companies, which are either headquartered in or whose primary market is in the southeastern region of the United States. The portfolios of Paragon Gulf South and One Group Gulf South will normally consist of securities of approximately twenty to forty emerging growth companies from Virginia, North Carolina, South Carolina, Florida, Georgia, Tennessee, Alabama, Mississippi, Arkansas, Louisiana, Kentucky and Texas. One Group Gulf South's portfolio will normally consist of securities of approximately twenty-five to sixty emerging growth companies from those same states. In selecting portfolio securities, Paragon Gulf South and One Group Gulf South analyze emerging growth companies whose securities have been analyzed by several regional brokerage firms. Stock selection is guided by a company's earnings forecasts over a one to two year period, as well as by its financial strength. In addition, on an ongoing basis, Paragon Gulf South and One Group Gulf South review a stock's current valuation relative to (1) the entire stock market, (2) that of other companies in the same industry, and (3) its recent and expected earnings growth rate. It is expected that companies selected would generally have market capitalizations ranging from $50,000,000 to $2,000,000,000, though Paragon Gulf South and One Group Gulf South may occasionally hold securities of companies whose market capitalizations are considerably larger if doing so contributes to Paragon Gulf South's and One Group Gulf South's investment objectives. Companies selected would also be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

    As a matter of nonfundamental policy, Paragon Gulf South ordinarily invests at least 75% of the value of its total assets in securities with the characteristics described above. Although Paragon Gulf

South intends to invest all of its assets in such securities, up to 25% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents, when the Adviser's assessment of the attractiveness of the entire stock market and individual market sectors changes.

    As a matter of nonfundamental policy, One Group Gulf South will ordinarily invest at least 65% of the value of its total assets in securities with the characteristics described above. Although One Group Gulf South intends to invest all of its assets in such securities, up to 35% of its total assets may be held in cash or invested in U.S. Government Securities, other investment grade fixed-income securities and cash equivalents, when the Adviser's assessment of the attractiveness of the entire stock market and individual market sectors changes.

    One Group Gulf South also may enter into futures contracts, provided that the value of these contracts does not exceed 25% of the Fund's total assets. In addition, One Group Gulf South may write covered call options on securities it owns and enter into related closing purchase transactions when such activity will further the One Group Gulf South's investment objective. One Group Gulf South also may engage in other options transactions in furtherance of its investment objective. The balance of the One Group Gulf South's assets will be held in cash equivalents rated within one of the highest two rating categories assigned by at least one NRSRO, at the time of investment or, if unrated, are determined to be of comparable quality. See "Description of Ratings," in the One Group Gulf South prospectus accompanying this Combined Prospectus/Proxy Statement.

    In addition to the permissible investments described above, One Group Gulf South may invest in U.S. Treasury obligations, including Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), receipts, including Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS"), certificates of deposit, time deposits, mortgage-backed securities, zero coupon obligations, U.S. government agency securities, repurchase agreements, reverse repurchase agreements, securities of other investment companies, when-issued securities, forward commitments, options, futures contracts, and options on futures contracts. One Group Gulf South also may invest in variable and floating rate notes, bankers' acceptances, commercial paper and securities of foreign issuers, including sponsored and unsponsored American Depository Receipts ("ADRs"). One Group Gulf South also may engage in securities lending transactions. All of One Group Gulf South's investments, where applicable, must possess one of the ratings described in the "Description of Ratings" in the One Group Gulf South Prospectus accompanying this Combined Prospectus/Proxy Statement, at the time of investment or, if unrated, to be of comparable quality.

    Paragon Gulf South also may invest in U.S. Treasury obligations, STRIPS, receipts, including TIGRS and CATS, certificates of deposit, time deposits, U.S. government agency securities, repurchase agreements, when-issued securities, forward commitments, restricted securities, municipal leases, options, futures contracts, and options on futures contracts. Paragon Growth also may invest in bankers' acceptances, variable and floating rate notes, zero coupon obligations, commercial paper and securities of foreign issuers, including sponsored and unsponsored ADRs. Paragon Gulf South also may engage in securities lending.

    This list of permissible investments includes select securities that may be commonly considered to be derivatives, including: options, futures contracts and options on futures contracts.

    The foregoing discussions of the investment objective and policies of the Paragon Funds and the One Group Funds are merely summaries. For a full and detailed description of permitted investments of the Paragon Funds and the One Group Funds see the applicable Paragon Fund Prospectus and One Group Prospectus.

                            INVESTMENT RESTRICTIONS

    The Paragon Funds and the One Group Funds have each adopted certain FUNDAMENTAL investment restrictions. These restrictions may be changed only by a majority vote of the outstanding shares of each Paragon Fund and each One Group Fund. Neither the Paragon Funds nor the One Group Funds may:

        1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, it agencies or instrumentalities and, if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% (25% for One Group Louisiana and One Group Gulf South) of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. These restrictions apply to 75% (50% in the case of Paragon Gulf South, One Group Louisiana and One Group Gulf South) of the Fund's assets.

        2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements involving such securities.

        3. Borrow money, except that the Paragon Funds and the One Group Funds may borrow money from banks for temporary or emergency purposes. Such borrowings by the Paragon Funds are limited to an aggregate amount not exceeding one-third of the value of each Paragon Fund's total assets. Further, a Paragon Fund may not pledge more than 15% of its total assets in connection with such borrowings. Borrowings by the One Group Funds is limited to an aggregate amount not exceeding 10% of the value of each One Group Fund's total assets. Further, a One Group Fund may not pledge any assets, except in connection with such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets are the time of its borrowing. Neither the Paragon Funds nor the One Group Funds may purchase securities while such borrowings exceed 5% of the value of the Funds' total assets.

        4. Underwrite the securities of other issuers except to the extent that a Paragon Fund and a One Group Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

        5. Purchase or sell real estate, including limited partnership interests (however, each fund other than the One Group Money Market may purchase securities secured by real estate or interests therein).

        6. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

        7. Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by the One Group Funds, other than One Group Money Market, in marketable securities of companies engaged in such activities are not hereby precluded).

    In addition, as a matter of fundamental policy, the One Group Funds may not:

        1. Purchase securities on margin, sell securities short, or participate on a joint or joint and several basis in any securities trading account, except, in the case of One Group Louisiana, for use of short-term credit necessary for clearance of purchase of portfolio securities.

        2. Invest in any issuer for purposes of exercising control or management.

        3. Purchase securities of other investment companies except as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder.

        4. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes the Funds may purchase or sell financial futures contracts and may purchase call or put options on financial futures contracts.

        5. With respect to One Group Money Market, buy common stocks or voting securities, or state, municipal or private activity bonds.

    In addition, as a matter of fundamental policy, the Paragon Funds may not:

        1. Purchase or sell commodities or commodities contracts (except futures contracts, including but not limited to contracts for the future delivery of securities or currency and futures contracts based on securities indexes or related options thereon).

    The following investment restrictions are NONFUNDAMENTAL and therefore can be changed by the Board of Trustees without prior shareholder approval.

    As a matter of nonfundamental policy, the One Group Funds may not:

        1. Purchase or retain securities of any issuer if the officers or Trustees of The One Group or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

        2. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation. (This restriction shall not apply to investments in asset-backed securities and other mutual funds authorized for purchase by such Fund, as described in its Prospectus. For purposes of this restriction, an "Asset-Backed Security" means a debt obligation issued by a limited-purpose entity whose primary business activity is acquiring and holding financial assets).

        3. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for One Group Money Market). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days and time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

        4. Acquire securities that are subject to restrictions on resale because they are not registered under the Securities Act of 1933, if such investments would exceed 5% of the Fund's total assets.

        5.  With respect to One Group Money Market:

           (i) write or purchase call options.

           (ii) write or purchase put options.

        6. So long as their shares are registered under the securities laws of the State of Texas and such restrictions are required as a consequence of such registration, each One Group Fund shall not (1) invest more than 5% of its net assets in warrants; provided that, of this 5%, no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange or (2) invest more than 15% of its net assets in securities which are not readily marketable. For purposes of restriction (1) in the preceding sentence, warrants acquired by the One Group Funds in units or attached to other securities may be deemed to be without value.

        7. So long as the One Group Fund shares are registered under the securities laws of the State of California and such restrictions are required as a consequence of such registration, the One Group Funds may purchase securities of other open-end investment companies, provided that the adviser to the One Group Funds waives its fee on that portion of the assets placed in such open-end investment companies.

        8. So long as their shares are registered under the securities laws of the State of Arkansas and such restrictions are required as a consequences of such registration, One Group Money Market, One Group Limited Volatility, One Group Bond, and One Group Louisiana may not acquire securities that are subject to restrictions on resale because they are not registered under the Securities Act of 1933, if such investment would exceed 10% of such Fund's total assets.

    As a matter of nonfundamental policy, the Paragon Funds may not:

        1. purchase securities of any issuer with a record of less than three years' continuous operation, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one NRSRO, municipal obligations, and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the value of the total assets of that Fund;

        2. purchase from or sell portfolio securities of a Fund to any of the officers or Trustees of the Trust, its adviser(s), its principal underwriter or the members, officers or directors of its adviser(s) or principal underwriter;

        3. invest in other companies for the purpose of exercising control or management;

        4. purchase warrants of any issuer, except on a limited basis if, as a result of such purchases by a Fund, no more than 2% of the value of its total assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange and no more than 5% of the value of the total assets of a Fund would be invested in warrants, whether or not so listed, such warrants in each case to be valued at the lesser of cost or market, but assigning no value to warrants acquired by a Fund in units with or attached to debt securities;

        5. knowingly purchase or retain securities of an issuer any of whose officers, partners, directors, trustees or securities holders is an officer or Trustee of the Trust or a member, officer or director of an investment adviser of the Trust if one or more of such individuals owns beneficially more than one-half of one percent (1/2 of 1%) of the securities (taken at market value) of such issuer and such individuals owning more than one half of one percent (1/2 of 1%) of such securities together own beneficially more than 5% of such securities;

        6. purchase securities on margin or make short sales, except in connection with arbitrage transactions or unless, by virtue of its ownership of other securities, a Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange contracts;

        7. invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if as a result thereof, more than 15% (10% in the case of Paragon Money Market) of the net assets of a Fund (taken at market value) would be invested in such investment, or

        8. purchase puts, calls, straddles, spreads and any combination thereof if the value of the Fund's aggregate investment in such securities exceeds 5% of its total assets.

PURCHASE PROCEDURES

    Shares of both the Paragon Funds and the One Group Funds are sold on a continuous basis. Shares of the Paragon Funds may be purchased by wire or by check through securities dealers located in Investment Centre Networks ("ICN Centres") which are located in the offices of Premier Bank, N.A., among other places, and through certain authorized dealers. Shares of the One Group Funds may be purchased directly from their distributor, the One Group Services Company (the "Distributor") by mail, telephone or wire. One Group shares also may be purchased through a financial institution, such as a bank or savings and loan association or insurance company.

    Purchases and redemptions of shares of the Paragon Funds and the One Group Funds may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the One Group Funds are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order. The minimum initial and subsequent investment in the Paragon Funds are $250 and $50, respectively. The minimums may be waived at the discretion of Paragon Portfolio's officers.

    The One Group Funds offer four classes of shares: Class A, Class B, Fiduciary Class and Service Class. Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities. Service Class shares are offered to entities purchasing such shares on behalf of investors requiring additional administrative and/or accounting services, such as sweep processing. For further information, see "How to Invest in The One Group" and "Alternative Sales Arrangements" in the One Group Prospectuses accompanying this Combined Prospectus/ Proxy Statement.

    The Paragon Funds offer two classes of shares: Class A and Class B. Class A and Class B shares are offered to the general public. Class A shares also are held by Premier Bank, N.A. as fiduciary for its customers. Investors purchasing shares of Paragon Money Market are generally required to purchase Class A shares. Class B shares of Paragon Money Market will be typically issued only upon an exchange of Class B shares of any of the other Paragon Funds. For further information, see "Alternative Purchase Agreements" in the Paragon Funds Prospectus accompanying this Combined Prospectus/Proxy Statement.

SALES CHARGE

    The One Group Funds and the Paragon Funds have similar sales charge structures. Both One Group Class A and Paragon Fund Class A shares, other than One Group Money Market and Paragon Money Market, are subject to a 4.5% (3% for One Group Limited Volatility) initial sales charge based on a percentage of the offering price. Persons who purchase $1 million or more of Class A shares are not assessed a sales charge at the time of purchase. However, if such persons redeem such shares prior to the first anniversary of purchase, a sales charge of 1.00% of purchase price will be assessed. One Group Class A shares, including One Group Money Market, also are subject to a distribution and shareholder services fee ("12b-1 fee") assessed pursuant to a distribution and shareholder services plan. The 12b-1 fee is equal to .25% of average daily net assets. Absent a waiver, the 12b-1 fee would be .35% of average daily net assets.

    The One Group Services Company, in its role as Distributor, receives the 12b-1 fee from Class A shareholders for marketing and distribution. For this fee, the Distributor provides comprehensive services, including: wholesaling and telewholesaling, sales training, and strategic and tactical marketing support. Shareholders benefit from such activities through asset growth, which could ultimately enhance fund performance. Goldman, Sachs & Co., the Distributor for Paragon Portfolio, currently does not provide these services.

    Both Paragon Class B Shares and One Group Class B shares, other than One Group Money Market Class B shares, are subject to a Contingent Deferred Sales Charge ("CDSC") and a 12b-1 fee. One Group and Paragon shareholders redeeming Class B shares prior to the sixth (fourth for One Group Limited Volatility) anniversary of purchase are assessed a contingent deferred sales charge on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. The amount of the Contingent Deferred Sales Charge for both the One Group and the Paragon Funds begins at 5% (3% for One Group Limited Volatility) and declines over time. The One Group Class B shares are assessed a 12b-1 fee ranging from .90% to 1.00% of average daily net assets. The Paragon Fund Class B shares are assessed a 12b-1 fee equal to .75% of average daily net assets.

    One Group Fiduciary Class shares are not subject to a sales charge at the time of purchase or redemption, nor are they subject to a distribution and shareholder services fee.

    One Group Service Class shares are not subject to a sales charge at the time of purchase or redemption, but are subject to a distribution and shareholder services fee.

    No sales charge will be imposed on any class of shares of the One Group Funds distributed in the reorganization.

    For additional information regarding sales charges for the One Group Funds and the Paragon Funds see, "Fee Table" in this Combined Prospectus/Proxy Statement.

EXCHANGE PRIVILEGES

    Shareholders in the Paragon Funds and the One Group Funds enjoy different exchange privileges.

    One Group Fiduciary Class shareholders may exchange their shares for Class A shares of that One Group Fund or for Class A or Fiduciary Class shares of another fund of The One Group. The exchange of One Group Fiduciary Class shares for One Group Class A shares may require the payment of a sales charge.

    One Group Class A shareholders may exchange their shares for One Group Fiduciary Class shares of that One Group Fund or for Fiduciary Class or Class A shares of another Fund of The One Group, if the shareholder is eligible to purchase such shares.

    One Group Class B shareholders of a One Group Fund may exchange their shares for Class B shares of any other fund of The One Group on the basis of the net asset value of the exchanged Class B shares, without the payment of any CDSC that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher CDSC of either the Fund from which the shares were exchanged or the Fund into which the shares were exchanged.

    One Group Service Class shareholders may not exchange their Service Class shares for shares of any other class, nor may shares of any other class be exchanged for Service Class shares.

    Shareholders in the One Group Funds are not assessed an exchange fee.

    Shares of the Paragon Funds may be exchanged only for shares of the same class of another Paragon Fund. No sales charge is imposed on exchanges except that the applicable initial sales charge may be imposed on exchanges of Class A shares of Paragon Money Market not previously acquired by exchange from one of the other Paragon Funds. An exchange of Paragon Fund Class B shares will not be subject to the applicable CDSC at the time of the exchange. However, Class B shares acquired in an exchange will be subject to the CDSC of the shares originally held. The Paragon Funds permit five free exchanges in each twelve month period. Shareholders making additional exchanges may incur a $5.00 exchange fee.

    For  further information on exchange privileges,  see "Exchanges" in the One
Group  Funds  and   Paragon  Funds  Prospectuses   accompanying  this   Combined
Prospectus/Proxy Statement.

AUTOMATIC CONVERSION

    One Group Class B shares automatically convert to Class A shares eight years (six years for One Group Limited Volatility) after the shares were purchased, and are then subject to the lower 12b-1 fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. Paragon Fund Class B shares automatically convert to Class A shares seven years after their initial purchase. Like One Group conversions, the Paragon Fund conversions are on the basis of the relative net asset values of the two classes. See "Conversion Feature" in the One Group Prospectuses and "Class B Shares" in the Paragon Funds Prospectus accompanying this Combined Prospectus/Proxy Statement.

REDEMPTION PROCEDURES

    Both the Paragon Funds and the One Group Funds permit shareholders to redeem their shares without charge (except for the CDSC assessed Class B shares, as described above under "Sales Charge") on any Business Day; shares may ordinarily be redeemed by mail, telephone or wire. All redemption orders are effected at the net asset value per share next determined for One Group and Paragon Class A shares and One Group Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable CDSC for Paragon and One Group Class B shares, after receipt of a valid request for redemption. Payment to One Group shareholders for shares redeemed are made within seven days after receipt by the One Group Transfer Agent of the request for redemption. The Paragon Funds normally will mail redemption proceeds to shareholders on the next Business Day following the redemption request, provided such redemption request is received by 3:00 p.m. Louisiana time. For additional information on redemption procedures, see "Redemptions" in the One Group Prospectuses and "Redemption of Shares" in the Paragon Funds Prospectus, both accompanying this Combined Prospectus/Proxy Statement.

DISTRIBUTIONS

    On the last Business Day of each month, One Group Equity, One Group Growth and One Group Gulf South declare substantially all net investment income (exclusive of capital gains) as a dividend for shareholders of record as of the close of business on that day. Net investment income is distributed in the form of periodic dividends to shareholders of record of each Fund on the first business day of each month. Currently, capital gains, if any, will be distributed at least annually. Shareholders of the One Group Equity, One Group Growth, and One Group Gulf South automatically receive all income dividends and capital gain distributions in additional Class A, Class B and Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. For further information, see "Dividends" in the One Group Equity, One Group Growth and One Group Gulf South Prospectuses accompanying this Combined Prospectus/Proxy Statement.

    Substantially all of the net investment income (exclusive of capital gains) of One Group Money Market is determined and declared on each Business Day as a dividend for shareholders of record as of the close of business on that day and is distributed in the form of periodic dividends to such shareholders of One Group Money Market on the first Business Day of each month. Any capital gains will be distributed at least annually. Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Service Class or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

    For One Group Limited Volatility, One Group Bond and One Group Louisiana, net investment income (exclusive of capital gains) is determined and declared daily, and is distributed in the form of periodic dividends to shareholders of One Group Limited Liability, One Group Bond and One Group Louisiana on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually. To maintain a relatively even rate of distributions from these Funds rather than having substantial fluctuations from period to period, the monthly distributions level from the One Group Limited Liability, One Group Bond and One Group Louisiana may be fixed from time to time at rates consistent with the Adviser's long-term earnings expectations. Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

    Each of Paragon Money Market, Paragon Government, Paragon Bond and Paragon Louisiana declares a dividend of its net investment income daily and distribute such dividend on or about the last calendar day of the month. All or substantially all long-term and short-term capital gains in excess of available capital losses, if any, of Paragon Government, Paragon Bond and Paragon Louisiana are distributed at least annually.

    Net short-term capital gains, if any, of the Paragon Money Market are distributed in accordance with the requirements of the Code, as amended, and may be reflected in this Fund's daily distributions. Each of Paragon Growth and Paragon Equity typically declares and distributes a dividend of net investment income on or about the last calendar day of every month and distributes all long-term and short-term capital gains in excess of available capital losses, if any, at least annually. Paragon Gulf South typically declares and distributes a dividend of its net investment income semi-annually and distributes all long-term and short-term capital gains in excess of available capital losses, if any, at least annually.

    A shareholder in a Paragon Fund may elect to have dividends, capital gains distributions or both either paid in cash or reinvested in shares of the same class of that Fund or one of the other Paragon Funds, as described under "Purchase of Shares -- Cross-Reinvestment of Dividends and Distributions" in the Paragon Fund prospectus accompanying this Combined Prospectus/Proxy Statement. Such reinvestments will be made at the net asset value per share and will not be subject to any initial or contingent deferred sales charge.

NET ASSET VALUE

    The net asset value of shares of One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth, One Group Gulf South, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South is determined as of 4:00 p.m., Eastern time, on the days that the New York Stock Exchange is open for trading. The net asset value of One Group Money Market is determined daily at 2:00 p.m. and 4:00 p.m., Eastern time on the days that the New York Stock Exchange is open for trading. The net asset value of Paragon Money Market is determined daily at 4:00 p.m., Eastern time, and immediately after the determination of net investment income earned by shareholders of record at 4:00 p.m. Eastern time, on each Business Day.

    Both Paragon Money Market and One Group Money Market value securities based on the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940.

    One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth, and One Group Gulf South value securities, the principal market for which is a securities exchange, at their market values based upon the latest available sales price, or absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are traded. Securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. The Funds value securities and other assets for which quotations are not readily available at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the One Group Trustees. The Funds value short-term securities at either amortized cost or original cost plus accrued interest, which approximates current value. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign exchange closing mid-market rate reported in the FINANCIAL TIMES as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of The One Group or their delegates.

    The Paragon Funds value securities in a substantially similar but slightly different manner. Portfolio securities of Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South are valued as follows: (a) stocks which are traded on any U.S. stock exchange or the Nasdaq National Market ("NASDAQ") are valued at the last sale price on the principal exchange on which they are traded on NASDAQ (if NASDAQ is the principal market for such securities) on the valuation day or, if no sale occurs, at the mean between the closing bid and closing asked price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked price; (c) securities listed or traded on foreign exchanges (including foreign exchanges whose operations are similar to the U.S. over-the-counter market) are valued at the last sale price on the exchange where they are principally traded on the valuation day or, if no sale occurs, at the official bid price (both the last sale price and the official bid price are determined as of the close of the London Foreign Exchange); (d) debt securities are valued at prices supplied by a pricing agent selected by the Paragon Portfolio's Trustees, which prices reflect broker/dealer-supplied valuations and electronic data processing techniques, if those prices are deemed to be representative of market values at the close of business of the New York Stock Exchange; (e) options contracts are valued at the last sale price on the market where any such options contract is principally traded; and (f) all other securities and other assets, including debt securities, for which prices are supplied by a pricing agent but are not deemed by the relevant Adviser to be representative of market values, but excluding money market instruments with a remaining maturity of sixty days or less and including restricted securities and securities for which no market quotation is available, are valued at fair value under procedures established by the Trustees or the Valuation Committee, if any, although the actual calculation may be done by others. Portfolio securities traded on more than one United States national securities exchange or foreign securities exchange are valued at the last sale price on each Business Day at the close of the exchange representing the principal market for such securities.

TAX CONSIDERATIONS

    Consummation of this transaction is subject to the condition that the One Group Funds and the Paragon Funds receive an opinion of Ropes & Gray, counsel to The One Group, to the effect that the transaction will not result in the recognition of gain or loss for Federal income tax purposes by the Funds under Sections 361 and 1032 of the Internal Revenue Code of 1986, as amended, (the "Code") or their respective shareholders under Section 354 of the Code.

                                  RISK FACTORS

    Because of the similarities in investment objectives and policies, the Paragon Funds and the One Group Funds (for purposes of this discussion only, collectively the "Funds") are subject to substantially similar investment risk factors.

    For One Group Equity, One Group Growth, One Group Gulf South, Paragon Equity, Paragon Growth, and Paragon Gulf South, changes in the value of portfolio securities will not affect cash income, if any, derived from those securities but will affect the Funds' net asset value. Because the Funds invest primarily in equity securities, which fluctuate in value, the Funds' shares will fluctuate in value.

    Certain investment management techniques that the Funds may use, such as the purchase and sale of futures, options and forward commitments, could expose the Funds to potentially greater risk of loss than more traditional equity investments. Futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds would be required to make daily cash payments to maintain the required margin. In such situations, if the Funds have insufficient cash, they may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts that they hold. The One Group Funds will enter into futures contracts only for bona fide hedging purposes and will not enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective One Group Fund's total assets.

    The risk associated with options transactions is that the Adviser may incorrectly predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. In addition, there may be imperfect correlation, or no correlation, between the changes in market value of the securities held by the Funds and the price of options. Further, there may not be a liquid secondary market for the options. Finally, while the Funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. Each One Group Fund will limit the writing of call and put options to 25% of its total assets.

    The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to settlement. In addition, the Funds bear the risk that a seller may not consummate the trade, resulting in the Funds incurring a loss or missing the opportunity to obtain an advantageous price. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of any Funds' total assets, and a commitment will not exceed 90 days.

    The Funds may enter into repurchase agreements and the One Group Funds may enter into reverse repurchase agreements. With a reverse repurchase agreement, the One Group Funds bear the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. With a repurchase agreement, the Funds bear the risk of loss in the event that the other party defaults on its obligations and the Funds are either delayed or prevented from disposing of the collateral securities, or the Funds realize a loss on the sale of the collateral securities. The Funds will enter into repurchase agreements only with financial institutions deemed to present a minimal risk of bankruptcy during the term of the agreement.

    As stated above, the Funds may purchase U.S. government agency securities. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury. Other obligations are supported by (l) the right of the issuer to borrow from the Treasury; (2) the discretionary authority of the U.S. government to purchase the agency's obligations; and (3) the credit of the instrumentality. No assurance can be given that the U.S.

government will provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk is minimal.

    The One Group Funds may invest in separately traded interest and principal components of U.S. Treasury obligations known as STRIPS, CUBES, TIGRS, TRS, and CATS. The Paragon Funds may invest in STRIPS, TIGRS, and CATS. These instruments are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of principal and interest. Consequently, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations. The One Group Funds not may invest more than 20% of their total assets in STRIPES, CUBES, TIGRS, TRS, and CATS.

    In order to generate additional income, the Funds may lend up to 33% of the securities held in their portfolios. The loans will be collateralized to at least 100% of market value plus accrued interest on the securities lent. These loans carry the risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially.

    Investments in variable and floating rate instruments present the risk that current interest rates on such obligations may not accurately reflect existing market rates. The One Group Funds will not invest more than 15% of their total assets (10% for One Group Money Market) in variable and floating rate instruments for which no readily available market exists.

    Investments in securities of foreign issuers may involve greater risks than are present in U.S. investments. In general, issuers in many foreign countries are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies.
There is generally less information publicly available about, and less regulation of, foreign issuers than U.S. companies. Transaction costs are generally higher for investments in foreign issuers. Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable U.S. companies. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the United States, which could adversely affect the liquidity of the Funds. In addition, with respect to some foreign countries, there are the possibilities of expropriation or confiscatory taxation; the imposition of additional taxes or tax withholding; limitations on the removal of securities, property or other assets of the Funds; political or social instability, and diplomatic developments, which could affect the value of investments in those countries. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the One Group Funds.

    Because Paragon Gulf South, One Group Gulf South, and One Group Louisiana are non-diversified, their share price may be subject to greater fluctuations as a result of changes in an issuer's financial condition or the market's assessment of an individual issuer. In addition, Paragon Gulf South and One Group Gulf South invest in emerging growth companies. Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets, or financial resources, and they may be dependent on fewer management resources. The securities of emerging growth companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of Paragon Gulf South and One Group Gulf South, therefore, are subject to greater fluctuation in value than shares of a growth fund which invests entirely in proven growth stocks. Paragon Gulf South and One Group Gulf South are intended for investors who can bear the risk of losing a portion or all of their investment.

    One Group Louisiana and Paragon Louisiana invest in securities issued by the State of Louisiana and its political subdivision and instrumentalities. Louisiana's general obligation bonds are currently rated Baa1 by Moody's and A by S&P. S&P upgraded Louisiana from BBB+ in December 1990. Both S&P and Moody's affirmed their ratings for the State in March, 1995. Louisiana's ratings reflect an ongoing recovery process from the severe financial problems which developed after oil prices declined in the mid-to-late 1980s. Also, both rating agencies have commended the State for enacting constitutional reforms in the fall of 1993 that curb borrowing and require that non-recurring revenues be applied to debt reduction. However, Louisiana remains one of the weakest states in terms of its credit fundamentals. While ratings of individual cities, parishes, agencies and special districts vary, most Louisiana issuers have been affected to some degree by Louisiana's economy.

    It should be noted that the General Fund of the State of Louisiana could be impacted by certain pending Medicaid issues. Currently, Louisiana is eligible to receive up to $1.27 billion in Medicaid disproportionate share payments for hospitals. In the past, Louisiana has used a portion of the amounts paid to the public hospitals in the State to return to the Medicaid program to help finance this health care. The 1993 amendments to the Federal disproportionate share law severely restrict the State's ability to continue to help finance health care in this manner. It is estimated that a total of approximately $940 million in disproportionate share funding will be paid out in State fiscal year 1995, compared to the total capped amount available to Louisiana of $1.271 billion. Thus, the 1993 amendments reduced Louisiana's disproportionate share funding by over $300 million. In fiscal year 1996, the estimated loss of disproportionate share funding is over $270 million.

    The Health Care Financing Administration ("HCFA") has recently notified Louisiana that it has questions concerning the provider fee legislation enacted in 1993. If HCFA disallows the provider fee, there could be a negative $112 million effect as of June 30, 1994. The State is expected to aggressively object to any disallowance by HCFA.

    Economically, Louisiana will continue to be affected by world energy markets. Approximately 15% of the nation's crude oil and approximately 28% of its natural gas are produced in Louisiana. In the past the state has estimated that up to 25% of its economy is directly or indirectly related to energy. This is despite the fact that only 5.5% of employment is in oil and gas extraction, chemicals and allied products and petroleum refining. Oil and oil related jobs also tend to be at relatively high wages, magnifying their economic effect. Similarly, although severance taxes and royalties accounted for almost 4.3% of operating revenues for fiscal year 1993-1994, compared with almost 25% ten years ago, energy related activity affects individual and corporate taxes, which together with sales taxes account for 21.3% of general revenues. Unemployment declined in Louisiana from 12% in 1987 to 6.2% in 1990. This was due in part to increased employment but also to out-migration of population and a decline in labor force. Louisiana's jobless rate has since risen to 7.4% as of December 31, 1994. The comparable national unemployment rate was 6.8%. In addition to oil and gas, major contributors to Louisiana's economy include chemical production, shipping, agriculture and tourism.

    Louisiana's debt burden is well above that of other states, while wealth and income indicators are below the national average. In 1993, for example, the most recent year for which data is available, Louisiana's per capita personal income was 80% of the United States average. According to Moody's, Louisiana's state-level tax supported debt is the sixth highest in the nation as a percentage of property value, sixth highest as a percentage of personal income and eighth highest on a per-capita basis.

    Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal or interest on its or their municipal obligations may be materially affected.

    There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by the Government National Mortgage Association ("Ginnie Mae") include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the

Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("Fannie Mae") include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac") include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

    An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's municipal securities in the same manner. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. A recent decision of the United States Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of municipal securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds. In addition, the Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of Bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

    Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

    In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after the Adviser has determined that it would be prudent to close out or offset the first swap contract.

    Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

    While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by the Adviser, principal and/or interest payments on the structured instrument may be substantially less than expected. The One Group Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and the Adviser's outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back. Structured instruments that are registered under the Federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts.

    New options and futures contracts and other financial products continue to be developed for the One Group Funds. These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

    As with other extensions of credit there are risks in lending portfolio securities of delay in recovering or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently form securities loans of this type justifies the attendant risk. If the Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 33 1/3% of the value of the total assets of the lending Fund.

    The purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which such securities trade when they are not restricted, since the restriction makes them less liquid. The amount of the discount from the prevailing market price is expected to vary depending upon the type of security, the character of the issuer, the party who will bear the expenses of registering the restricted securities and prevailing supply and demand conditions.

    The above discussion is qualified in its entirety by the disclosure in the One Group Funds and Paragon Funds Prospectuses accompanying this Combined Prospectus/Proxy Statement.

MANAGEMENT OF THE FUNDS

    THE ADVISER

    The One Group and Banc One Investment Advisors Corporation (the "Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of The One Group, including those of One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South, and continuously reviews, supervises and administers The One Group's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of The One Group. The Adviser is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the State of Ohio.

    Paragon Portfolio and the Adviser also have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of Paragon Portfolio, including those of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South, and continuously reviews, supervises and administers Paragon's investment program. The Adviser discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees of Paragon Portfolio.

    Goldman Sachs Asset Management ("GSAM") currently serves as Sub-Adviser to Paragon Money Market pursuant to a Sub-Advisory Agreement ("Agreement") between the Adviser and GSAM. The Agreement terminates in May, 1996 and will not be renewed.

    Richard R. Jandrain, III, Senior Managing Director of Equity Securities, is responsible for the development and implementation of the equity investment policies for The One Group, including One Group Equity, One Group Growth and One Group Gulf South. Mr. Jandrain also serves as Co-Manager of One Group Gulf South. Mr. Jandrain has over 18 years of investment experience and has served in various investment management positions with the Adviser and its affiliates for the past five years.

    R. Lynn Yturri is the Manager of One Group Equity, having served in that position since July 1993. Mr. Yturri also is Manager of The One Group Large Company Growth Fund, having served in that position since the Fund commenced operations in January, 1994 as the successor fund to the Sun Eagle Equity Growth Fund, which was acquired by The One Group. Prior to January, 1994, Mr. Yturri served as the Director of Portfolio Management at Banc One Investment Advisors Corporation in Arizona. Mr. Yturri also served as Manager of Trust Investments at The Valley National Bank of Arizona before the bank was acquired by BANC ONE CORPORATION in 1993 and as Portfolio Manager of the predecessor funds to One Group Equity since 1981. Following the reorganization, Mr. Yturri will continue to manage One Group Equity.

    Michael D. Weiner has served as Manager of One Group Growth since its inception in February, 1996. Mr. Weiner has served as Director of Equity Research with the Adviser since June 1994. Prior to joining the Adviser, Mr. Weiner served as Director of Research and Head of U.S. Equities for the Dupont Pension Fund Investment Company of Wilmington, Delaware from 1986 to 1994.

    Donald E. Allred serves as Co-Manager of One Group Gulf South. Mr. Allred joined the Adviser in January, 1996 when BANC ONE CORPORATION acquired Premier Bancorp, Premier's parent. Prior to joining the Adviser, Mr. Allred served as Chief Investment Officer for Premier since 1985. In addition, Mr. Allred was manager of Premier Bank's Value Growth and Gulf South strategies at the tme of conversion to the Paragon Value Growth Fund and Paragon Gulf South Growth Fund.

    Gary J. Madich, Senior Managing Director of Fixed Income Securities, is responsible for the development and implementation of the fixed income policies for The One Group, including One Group Money Market, One Group Bond, One Group Limited Volatility, and One Group Louisiana. Mr. Madich joined the Adviser in February 1995. Prior to joining the Adviser, Mr. Madich was a Senior Vice President and Portfolio Manager with Federated Investors. Mr. Madich has seventeen years of investment management experience.

    James Sexton has been Manager of One Group Limited Volatility since March 1995. In addition, Mr. Sexton has managed The One Group Intermediate Bond Fund since its inception in January 1994. Mr. Sexton has been employed by the Adviser and its affiliates since 1980.

    Thomas E. Donne has been Manager of One Group Bond since January 1995. Mr. Donne has held various investment management positions with the Adviser or its affiliates for the past seven years.

    All investment decisions with respect to One Group Money Market and One Group Louisiana are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

    THE DISTRIBUTOR AND ADMINISTRATOR

    The One Group Services Company, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., (the "Distributor" and the "Administrator") currently serves as the distributor and administrator of the One Group Funds. The
Distributor also serves as Distributor of The Paragon Funds, which are administered by Goldman Sachs Asset Management. The Distributor and
Administrator will continue to serve in those capacities following the reorganization. The Adviser serves and will continue to serve as Sub-Administrator to each of the One Group Funds, and as of March 1, 1996 will serve as Sub-Administrator to each of the Paragon Funds.

    THE TRANSFER AGENT AND CUSTODIAN

    State Street Bank and Trust Company currently acts as Custodian for the One Group Funds and the Paragon Funds. The Custodian will not change as a result of the reorganization. State Street Bank and Trust Company also serves as Transfer Agent to the One Group Funds. The Transfer Agent for the Paragon Funds is
Goldman, Sachs & Co. Following the reorganization, State Street Bank & Trust Company will remain as Transfer Agent.

    COUNSEL AND INDEPENDENT ACCOUNTANTS

    Ropes & Gray currently serves, and after the reorganization will continue to serve, as counsel to the One Group Funds. Hale and Dorr currently serves as counsel to the Paragon Funds. Coopers & Lybrand L.L.P. serves as the independent accountants to the One Group Funds. Coopers & Lybrand L.L.P. will continue in this capacity after the reorganization. Price Waterhouse LLP currently serves as independent accountants to the Paragon Funds.

                   MANAGEMENT DISCUSSION OF FUND PERFORMANCE

    Below is a discussion by the management of The One Group and Paragon Portfolio of Fund performance. This section does not include a discussion of the performance of One Group Louisiana, One Group Growth and One Group Gulf South because these Funds have not yet commenced operations.

ONE GROUP MONEY MARKET FUND

    The following information was provided by The One Group Annual Report to Shareholders ("Annual Report") for the period ended June 30, 1995. The
Management Discussion contained in the Annual Report in its entirety, is as follows:

            THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND

    The seven-day yield on The One Group U.S. Treasury Securities Money Market Fund Fiduciary share class was 5.62% on June 30, 1995, up from 3.69% on June 30, 1994.

    As short-term interest rates rapidly increased during the last six months of 1994, the Fund's earning power increased, as reflected by its yield. Similarly, as short-term interest rates decreased somewhat during the first six months of 1995, the Fund's yield has stabilized.

    The Fund's focus on repurchase agreements coupled with selected longer-dated maturities helped its performance throughout the one-year period. In anticipation of the Federal Reserve's aggressive moves to tighten the Federal Funds rate, the Treasury yield curve remained relatively steep during the final six months of 1994 and into early 1995. Subsequently, yields on repurchase agreements increased.

    As we moved further into 1995, a slowing economy and expectations that the Fed soon may ease its monetary policy caused the Treasury yield curve to flatten. In this environment, there is little to no yield difference between overnight securities and those with one-year maturities. Consequently, we increased the Fund's holdings of overnight repurchase agreements, which have offered the same yield as money market securities with longer maturities but with less relative risk.

    This strategy of focusing on repurchase agreements caused the Fund's average maturity to decrease to 36 days, down from 49 days on June 30, 1994.

    In the months ahead, we do not anticipate making any major changes to the Fund until the economic outlook becomes clearer. Some signs point to a further slowing of economic activity, while others point to a possible economic rebound later in the year. The Fund's future strategy also will be influenced by the politics surrounding the U.S. budget, ongoing trade disputes with Japan and worldwide economic conditions.

Roger C. Hale, CFA, CFP
FUND MANAGER

Gary J. Madich, CFA
SENIOR MANAGING DIRECTOR OF FIXED-INCOME SECURITIES

                                  1-YEAR TOTAL RETURN    5-YEAR TOTAL RETURN     AVERAGE ANNUAL
   CLASS OF     7-DAY YIELD AT            AT                     AT            TOTAL RETURN SINCE
    SHARES       JUNE 30, 1995       JUNE 30, 1995          JUNE 30, 1995           INCEPTION
--------------  ---------------  ---------------------  ---------------------  -------------------
Fiduciary              5.62%               5.07%                  4.39%                 5.58%
Class A                5.37%               4.81%                    NA                  3.37%

ONE GROUP LIMITED VOLATILITY FUND

    The following information was provided by the Annual Report to Shareholders for the period ended June 30, 1995. The Management Discussion contained in the Annual Report in its entirety, is as follows:

                   THE ONE GROUP LIMITED VOLATILITY BOND FUND

    For the fiscal year ended June 30, 1995, The One Group Limited Volatility Bond Fund Fiduciary share class showed a solid total return of 7.96%). Interest rates, as measured by the two-year U.S. Treasury note, fell by approximately 0.4% during the period. This resulted in a 20-cent gain in the Fund's net asset value (NAV). (For information on other share classes, please see page 8.)

    Despite the sizable decline in interest rates, the Fund's 30- day SEC yield for the Fiduciary share class rose modestly from June 30, 1994, when it was 5.55%, to June 30, 1995, when it was 5.97%. The Fund's yield benefited from allocations to investment-grade asset-backed and U.S. agency mortgage-backed securities.

    At 7.96%, the Fund's one-year total return performance compares favorably to the 8.30% total return on the Lehman Brothers 1- to 3-Year Government index, which consists of U.S. government and agency securities with maturities of one to three years (see chart on page 8). The Fund was able to outperform the index by diversifying into U.S. agency mortgage securities and investment-grade asset-backed securities. In addition, the Fund's duration, at 2.17 years, is slightly greater than the index's 1.7 years. (Duration is a measure of a fund's sensitivity to interest rate changes; a lower number indicates less sensitivity, a higher number indicates more sensitivity.) While interest rates showed a steady increase during the last half of 1994 and into early 1995, they experienced an overall decline during the entire one-year period from July 1, 1994, to June 30, 1995. As a result, investments with higher durations showed relatively greater price appreciation than those with shorter durations.

    During the year, the Fund's prospectus was changed, raising the minimum U.S. government investment position from 50% to 65%. In practice, the Fund always held a sizable position in these securities, so the change had little impact. The Fund also holds up to 35% in investment-grade asset-backed and corporate securities, and this diversification tends to enhance the Fund's overall return while controlling risk.

    The Fund's overall strategy during the period was to seek a high level of interest income within the parameters of a short duration and a government- and high-quality-corporate-bond framework. On June 30, 1995, the Fund was invested in U.S. Treasury and agency securities (42.7% of portfolio), U.S. agency mortgage securities (22.5%), corporate securities (17.0%), asset-backed securities (14.2%) and U.S. government money market securities (3.5%). The mortgage, corporate and asset-backed components were held to boost the Fund's interest income. In addition, timely shifting between these sectors as well as our core position in U.S. Treasury obligations helped to boost total return over the period.

    Within the Treasury component, the Fund held a small percentage of assets in intermediate-maturity obligations. The overall decline in interest rates during the period resulted in an approximately 5% price increase for some of these holdings, in addition to the interest income they also earned. The Fund also held select floating-rate, investment-grade corporate obligations that earned high interest income, which helped overall Fund performance.

    In the mortgage securities market, the decline in interest rates so far this year has increased the prospect that mortgage-holders will prepay their existing loans. Recently, this has caused mortgage-backed securities with the highest interest rates to lag the market. We have viewed this as an opportunity to add to the Fund's mortgage securities position, primarily in securities with mid-level interest rates and relatively low prepayment risk.

    We do not expect to make any significant changes to the Fund's investment policy or strategy over the near term. We will continue to rely on sector diversification and security selection strategies in the Fund to strive to add value for shareholders.

James A. Sexton, CFA,
FUND MANAGER
Gary J. Madich, CFA,
SENIOR MANAGING DIRECTOR OF FIXED-INCOME SECURITIES

                   THE ONE GROUP LIMITED VOLATILITY BOND FUND

    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                  Since Inception
                                                   1 Year                (9/4/90)
Fiduciary                                           7.96%                   7.57%
Value of $10,000 Investment
                                                Fiduciary                   Index
09/04/90                                           10,000                  10,000
06/30/91                                           10,799                  10,768
06/30/92                                           12,068                  11,881
06/30/93                                           13,066                  12,658
06/30/94                                           13,169                  12,850
06/30/95                                           14,218                  13,836

    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                  Since Inception
                                                  1 Year                (2/18/92)
Class A                                            7.67%                    5.84%
Class A*                                           4.43%                    4.88%
*Reflects 3.00% Sales Charge
Value of $10,000 Investment
                                                 Class A                 Class A*      Index
2/18/92                                           10,000                    9,698      10000
6/30/92                                           10,356                   10,043      10294
6/30/93                                           11,188                   10,851      10967
6/30/94                                           11,243                   10,904      11134
6/30/95                                           12,105                   11,740      11988

    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                  Since Inception
                                                  1 Year                (1/14/94)
Class B                                            7.18%                    3.56%
Class B**                                          4.18%                    1.56%
**Reflects Contingent Deferred Sales Charge
Value of $10,000 Investment
                                                 Class B                Class B**      Index
1/14/94                                           10,000                    9,600     10,000
6/30/94                                            9,819                    9,433      9,951
6/30/95                                           10,524                   10,229     10,715

ONE GROUP BOND FUND

    The following information was provided by the Annual Report to Shareholders for the period ended June 30, 1995. The Management Discussion contained in the Annual Report in its entirety, is as follows:

                       THE ONE GROUP GOVERNMENT BOND FUND

    The One Group Government Bond Fund Fiduciary share class showed a total return of 12.04% for the one-year period ended June 30, 1995. (For information on other share classes, please see page 12.)

    Despite the overall decline in interest rates during the period, the Fund's 30-day SEC yield remained relatively stable from June 30, 1994, when it was 6.48%, to June 30, 1995, when it was 6.23%.

    On a total return basis, the Fiduciary share class of the Fund performed better than the 10.82% total return of a comparable market benchmark, the Solomon Brothers 3- to 7-year Treasury index, which consists of U.S. government agency and Treasury securities and agency mortgage-backed securities for the year ended June 30, 1995. (See performance chart for comparisons.)

    For the most part, by successfully shifting the portfolio's weightings between Treasury and mortgage-backed securities, the Fund was able to provide its attractive one-year total return. During the last half of 1994, all sectors of the bond market performed poorly. Accordingly, the Fund's Treasury weighting was increased and its mortgage-security weighting was decreased during this period.

    By returning a significant exposure to the mortgage-backed securities market during the early part of 1995, the Fund benefited when these bonds rebounded slightly. Then, as the overall bond market rallied, Treasury securities began outperforming mortgage securities. We had increased the Fund's weighting toward Treasury securities and were able to take advantage of this performance. We maintained this weighting into mid-May, when mortgage-backed securities again looked relatively more attractive. At the end of May and into June 1995, the mortgage position once again was increased.

    The Fund's performance also benefited from a neutral maturity structure that allowed it to take advantage of the flattening yield curve. (The Fund's average duration changed little from June 30, 1994, when it was 4.77 years, to June 30, 1995, when it was 4.60 years.) We also made occasional moves to purchase securities at the long end of the Treasury market, which modestly helped the Fund's performance.

    To protect the portfolio from 1994's bear market and enable the portfolio to take advantage of 1995's bull market, we made modest adjustments to the Fund's duration. (Duration is a measure of a fund's sensitivity to interest rate changes; a lower number indicates less sensitivity, a higher number indicates more sensitivity.) Going into 1994 the Fund had a relatively short duration. As interest rates rose, we gradually increased duration to lock in higher yields. As interest rates fell during the spring, we gradually lowered duration attempt to control volatility and preserve portfolio income.

    As we look toward the next one-year period, we are enthusiastic about mortgage-backed securities, and we will continue to adjust the Fund's Treasury and mortgage securities positions as market conditions warrant.

Thomas E. Donne, CFA,
FUND MANAGER

Gary J. Madich, CFA,
SENIOR MANAGING DIRECTOR OF FIXED-INCOME SECURITIES

                       THE ONE GROUP GOVERNMENT BOND FUND

    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                  Since Inception
                                                   1 Year                (2/8/93)
Fiduciary                                          12.04%                   5.17%
Value of $10,000 Investment
                                                Fiduciary                   Index
02/08/93                                           10,000                  10,000
06/30/93                                           10,351                  10,100
06/30/94                                           10,068                   9,995
06/30/95                                           11,281                  11,076

    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                 Since Inception
                                                  1 Year                (3/5/93)
Class A                                           11.84%                   4.25%
Class A*                                           6.81%                   2.20%
*Reflects 4.50% Sales Charge
Value of $10,000 Investment
                                                 Class A                Class A*      Index
03/05/93                                          10,000                   9,549     10,000
06/30/93                                          10,171                   9,713     10,100
06/30/94                                           9,849                   9,405      9,995
06/30/95                                          11,015                  10,518     11,076

    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                  Since Inception
                                                  1 Year                (1/14/94)
Class B                                           11.20%                    3.85%
Class B**                                          7.20%                    1.20%
**Reflects Contingent Deferred Sales Charge
Value of $10,000 Investment
                                                 Class B                Class B**      Index
1/14/94                                           10,000                    9,600     10,000
6/30/94                                            9,501                    9,129      9,684
6/30/95                                           10,566                   10,715     10,731

ONE GROUP EQUITY FUND

    The following information was provided by the Annual Report to Shareholders for the period ended June 30, 1995. The Management Discussion contained in the Annual Report in its entirety, is as follows:

                        THE ONE GROUP INCOME EQUITY FUND

    The One Group Income Equity Fund fiduciary share class showed a total return of 21.04% for the one-year period ended June 30, 1995. (For information on other share classes, please see page 8.) The Fund, on average, held 82% of its assets in stocks, 12% of its assets in convertible securities and 5% in cash during the period.

    During the past year the financial markets were highly volatile, with investors consistently showing their preference for high-quality growth companies. Our bias toward these high-quality companies allowed the Fund to weather difficult market conditions during the second half of 1994 and take advantage of the strong stock market during the first half of 1995.

    The Fund performed well against the 16.33% one-year total return of its benchmark, the Lipper Income Equity Fund average, but lagged the one-year total return of 26.07% for the S&P 500 index. The difference in performance was due to volatility in interest rates and its subsequent impact on the income-oriented nature of the Fund. During the first half of the period interest rates rose, negatively affecting the portion of the portfolio invested in interest-rate sensitive companies, such as electrical utilities. In the second half, the Fund was able to regain some of its earlier losses as short-term rates stayed high while long-term rates declined. Overall, though, these volatile conditions caused investors to react nervously.

    The Fund's primary strategy during the period was to conduct a focused industry review designed to maintain a high-quality portfolio. We intensively reviewed each holding in the Fund according to strict growth and quality parameters. As a result, we removed eight issues whose fundamentals were deteriorating and purchased one new issue with improving fundamentals, specifically greater financial strength and better dividend growth prospects. Only three of the top 10 issues remained in the top 10 throughout the year. On June 30, 1995, the Fund's top 10 holdings were Philip Morris Companies, Inc., Sears Roebuck & Co., Lincoln National Corp., Warner-Lambert Co., Bristol-Myers Squibb Co., Baxter International, Inc., Exxon Corp., McGraw-Hill Companies,
Inc., Dow Chemical, and AT&T. We believe that these companies add higher quality, better earnings prospects, dividend growth potential and diversification to the portfolio.

    Along with the sector review and upgrading process, we maintained a highly diversified posture during the year, with most market sectors represented in the Fund. There were many outstanding performances from individual holdings, particularly among such high-quality growth holdings as Coca-Cola, Boeing, Browning-Ferris and Xerox. The Fund's performance also benefited from the mid-1994 takeover of McKesson Corp., a drug distribution company. For the 1994 calendar year, this stock was up 81%, making it the Fund's biggest winner for the year.

    Given the all-time highs recently experienced in the market, we are looking for new investments in areas that have lagged but also have good value and improving fundamentals. In addition, we will continue to monitor the economic and interest rate climates as they influence fund performance. Since there remains a chance that the U.S. economy will weaken in the coming months, we have reduced the portion of the portfolio heavily affected by economic activity.

R. Lynn Yturri,
FUND MANAGER

Richard R. Jandrain III,
SENIOR MANAGING DIRECTOR OF EQUITY SECURITIES

                        THE ONE GROUP INCOME EQUITY FUND

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                             Since Inception
                                                   1 Year     5 Year                (7/2/87)
Fiduciary                                          21.04%     10.99%                   9.73%
Value of $10,000 Investment
                                                Fiduciary      Index
7/2/87                                             10,000     10,000
6/30/88                                             9,331      8,858
6/30/89                                            11,065     10,674
6/30/90                                            12,480     12,430
6/30/91                                            13,414     13,344
6/30/92                                            15,072     15,136
6/30/93                                            16,815     17,195
6/30/94                                            17,365     17,440
6/30/95                                            21,019     21,978

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                  Since Inception
                                                  1 Year                (2/18/92)
Class A                                           20.79%                   10.43%
Class A*                                          15.37%                    8.93%
*Reflects 4.50% Sales Charge
Value of $10,000 Investment
                                                 Class A                 Class A*      Index
02/18/92                                          10,000                    9,551     10,000
06/30/92                                          10,079                    9,926      9,993
06/30/93                                          11,226                   10,722     11,353
06/30/94                                          11,557                   11,039     11,515
06/30/95                                          13,961                   13,334     14,511

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 AVERAGE ANNUAL TOTAL RETURN AS OF JUNE 30,
                    1995
                                                                  Since Inception
                                                  1 Year                (1/14/94)
Class B                                           19.91%                   10.63%
Class B**                                         15.91%                    8.00%
**Reflects Contingent Deferred Sales Charge
Value of $10,000 Investment
                                                 Class B                Class B**      Index
1/14/94                                           10,000                    9,600     10,000
6/30/94                                            9,663                    9,280      9,658
6/30/95                                           11,587                   11,187     12,171

PARAGON GOVERNMENT FUND

    The following information was provided by the Semi-Annual Report to Shareholders for the period ended May 31, 1995. The Management Discussion contained in the Semi-Annual Report in its entirety, is as follows:

    PARAGON SHORT-TERM GOVERNMENT FUND

    For the six months ended May 31, 1995, the Class A shares of the Fund achieved a total return of 5.6% based on net asset value ("NAV"). This compares with the Lipper Short U.S. Government Fund average of 6.4% and the Lehman Brothers Mutual Fund Short (1-3) Government Index return of 6.2% for the same period. Class B shares of the Fund recorded a total return of 5.2% based on NAV for the six months ended May 31, 1995.

    The Fund underperformed these benchmarks due to its large holdings in floating rate securities. These securities served the Fund well in 1994, but produce a lower total return than comparable fixed rate securities when interest rates decline. All the floating rate securities except those tied to the prime rate were sold in May. We anticipate selling the prime-based floaters and moving into longer fixed rate securities soon. The amount of callable bonds in the portfolio has also been reduced since these bonds tend to lag behind fixed rate securities in total return as well.

    The portfolio should benefit should the anticipated decline in interest rates continue.

    Further performance information is contained in the Paragon Portfolio Annual Report, which may be obtained by writing to the address on the cover of this Combined Prospectus/Proxy Statement.

PARAGON BOND

    The following information was provided by the Semi-Annual Report to Shareholders for the period ended May 31, 1995. The Management Discussion contained in the Semi-Annual Report in its entirety, is as follows:

    PARAGON INTERMEDIATE-TERM BOND FUND

    For the six months ended May 31, 1995, the Class A shares of the Fund achieved a total return of 11.6% based on NAV. This compares with the Lipper Intermediate U.S. Government Fund average of 9.5% and the Lehman Brothers Intermediate Government/Corporate Index return of 9.2% for the same time period. Class B shares of the Fund recorded a total return of 11.3% based on NAV for the six months ended May 31, 1995.

    Several changes have been made in the portfolio to further enhance the total return should interest rates continue to move downward. The first was to replace the majority of the callable issues with similar fixed rate securities that will perform better in the current market environment. The other significant change is in the mortgage-backed sector where CMO PAC securities are being replaced with conventional pass-through pools. This change is due to inefficiency in the current CMO market and the ability of the pools to more closely track the returns of their corresponding Treasury bonds along the yield curve.

    Further performance information is contained in the Paragon Portfolio Annual Report, which can be obtained by writing to the address on the cover of this Combined Prospectus/Proxy Statement.

PARAGON EQUITY

    The following information was provided by the Semi-Annual Report to Shareholders for the period ended May 31, 1995. The Management Discussion contained in the Semi-Annual Report in its entirety, is as follows:

    PARAGON VALUE EQUITY INCOME FUND

    For the six months ended May 31, 1995, the Class A shares of the Fund achieved a total return of 17.2% based on NAV, compared with the S&P 500 return of 19.2% and the Lipper Equity Income Fund Index return of 14.4%. The Class B shares recorded a total return of 16.7% based on NAV for the same six-month period. We believe the Fund trailed the performance of the S&P 500 for the following reasons: (1) Market capitalization was strongly correlated with returns during the period. The Fund's average market capitalization is less than the S&P 500. (2) The Fund maintained an underweighted position in the financial sector, which outperformed the S&P 500 during the last six months. (3) The Fund held a 6% weighting in convertible bonds, which performed positively, but lagged behind the S&P 500 returns.

    A number of changes were made in the Fund during the reporting period. Consumer cyclical stocks were reduced from 14% to 9% of net assets due to the sale of shares in Consolidated Stores Corp., a close-out retailing company, at a gain of 59%. General Motors Corp. shares were sold at a 31% loss, while Whirlpool Corp. common shares were sold at a 43% capital gain. We reduced the Fund's exposure to discretionary consumer spending, which has been slowing in 1995. We remain underweighted in this sector, which makes up 15% of the S&P 500.

    The consumer noncyclical stocks were increased from 12% to 18% of net assets. We moved closer to the S&P 500 weighting of 21% in this sector. As the economy shows signs of slowing, these stocks should exhibit good relative performance. Johnson & Johnson shares were sold at a 41% profit, and the proceeds were used to purchase Baxter International, Inc., another hospital supply stock. We added to the holdings of Bristol-Myers Squibb Co., a pharmaceutical manufacturer, and also purchased shares of Columbia/HCA Healthcare Corp., the nation's largest private acute-care hospital management company. Finally, we added to our position in Premark International, Inc., bringing the Fund's weighting in this security to approximately 3% of net assets. The consumer noncyclical stocks in the Fund performed nearly as well as the S&P 500 during the period, rising an average of 16%.

    The technology sector experienced significant change during the period. The Fund's weighting in this sector grew from 8% to 11% of net assets, with most of this gain arising from price appreciation. Shares of IBM Corp. were purchased during the period in an effort to increase exposure in this sector. We are continually searching for stocks with valuation measures which suit the Fund's investment criteria; however, these stocks are increasingly rare. IBM Corp. is one security that now meets the Fund's criteria for purchase. The Fund's holdings in technology achieved returns averaging 30% in the year's first half. Shareholders benefitted from an overweighted position in this sector which has been the market leader in the current rally.

    The Fund's six-month performance was positively affected by healthy gains in the Fund's top ten stock holdings. The following table lists the Fund's ten largest positions as of May 31, 1995.

                                                        PERCENT OF         PRICE
                      SECURITY                          NET ASSETS     APPRECIATION*
-----------------------------------------------------  -------------  ---------------
Mobil Corp.                                                   3.8%           16.7%
Lockheed Martin Corp.                                         3.5            33.8
Citicorp Convertible Preferred                                3.2            30.0
Raytheon Co.                                                  3.2            23.3
Dow Chemical Co.                                              3.1            14.4
Philip Morris Companies, Inc.                                 3.1            21.9
DuPont (E.I.) de Nemours & Co.                                3.1            26.0
Premark International, Inc.                                   3.0             9.6
IBP, Inc.                                                     3.0            11.5
Ford Motor Co. Preferred A                                    2.9             8.4

------------------------
* For the period from the latter of December 1, 1994 or the purchase date, to May 31, 1995.

    Further performance information is contained in the Paragon Portfolio Annual Report, which can be obtained by writing to the address on the cover of this Combined Prospectus/Proxy Statement.

PARAGON LOUISIANA

    The following information was provided by the Semi-Annual Report to Shareholders for the period ended May 31, 1995. The Management Discussion contained in the Semi-Annual Report in its entirety, is as follows:

    PARAGON LOUISIANA TAX-FREE FUND

    For the six months ended May 31, 1995, the Class A shares of the Fund achieved a total return of 8.6% based on NAV. This compares with the Lipper Intermediate Municipal Debt Fund Average of 9.3% and the Lehman Brothers 7-Year Municipal Bond Index return of 10.0% for the same time period. Class B shares of the Fund recorded a total return of 8.4% based on NAV for the six months ended May 31, 1995.

    Lingering problems concerning state funding of Medicaid, as well as continued rising budget demands, dampened the performance of the returns in the Louisiana market, compared with the returns in the national market. In an effort to react to these pressures, we reduced the Fund's exposure to uninsured hospital debt. The credits remaining are insured issues of the predominately large hospitals located in Louisiana's larger population centers. We also reduced the holdings of uninsured Louisiana State general obligation debt and replaced it with new insured state general obligation debt that was issued in the first quarter of 1995.

    As interest rates decline, refunding of municipal debt should increase, providing pockets of opportunities for purchasing portfolio securities in the second half of the year. Current levels of duration and average maturity should help reduce volatility of the Fund's NAV should concerns continue in the Louisiana bond market.

    Further performance information is contained in the Paragon Portfolio Annual Report, which can be obtained by writing to the address on the cover of this Combined Prospectus/Proxy Statement.

PARAGON GROWTH FUND

    The following information was provided by the Semi-Annual Report to Shareholders for the period ended May 31, 1995. The Management Discussion contained in the Semi-Annual Report in its entirety, is as follows:

    PARAGON VALUE GROWTH FUND

    During the six-month period ended May 31, 1995, the Paragon Value Growth Fund Class A shares achieved a total return of 12.9% based on NAV, while the S&P 500 Index ("S&P 500") earned a total return of 19.2%. The Lipper Growth & Income Mutual Fund Index total return for the same period was 15.4%. Class B shares of the Fund recorded a total return of 12.6% based on NAV for the six months ended May 31, 1995.

    We can cite several factors that contributed to the Fund's return trailing that of the S&P 500. First of all, the Fund's median market capitalization as of March 31, 1995 (the most recent data available) was $8.9 billion, compared with the S&P 500 median market capitalization of $14.2 billion. As stated previously in this letter, market capitalization has been strongly correlated with investment results in 1995. In addition, the Fund held underweighted positions in some market sectors that experienced strong price gains, causing the Fund's return to lag behind the index. These include the capital equipment and services sector, the consumer noncyclical sector and the financial sector. We will discuss some of these sectors in more detail shortly.

    The consumer cyclical sector, which was slightly overweighted in the Fund versus the S&P 500, underperformed the index. In addition, the Fund's specific holdings in this group did worse than the sector as a whole. Since this sector made up over 16% of net assets, there was a noticeable effect on investment results.

    Further performance information is contained in the Paragon Portfolio Annual Report, which can be obtained by writing to the address on the cover of this Combined Prospectus/Proxy Statement.

PARAGON GULF SOUTH FUND

    The following information was provided by the Semi-Annual Report to Shareholders for the period ended May 31, 1995. The Management Discussion contained in the Semi-Annual Report in its entirety, is as follows:

    PARAGON GULF SOUTH GROWTH FUND

    For the six months ended May 31, 1995, the Class A shares of the Fund achieved a total return of 11.4% based on NAV, compared with the Russell 2000 Index return of 11.7%. The S&P 500 Index returned 19.2% for the same period. An appropriate peer group index for this Fund is the Lipper Small Company Growth Fund Index, which rose 11.2% during the six month period. Class B shares of the Fund recorded a total return of 11.0% based on NAV for the six months ended May 31, 1995.

    We believe the reason for the Fund's lagging performance versus the S&P 500 Index is the unusually strong correlation between market capitalization and investment results in 1995. The S&P 500, having a much larger average capitalization than the Fund, experienced greater returns. Note that the S&P 500 also substantially outperformed the other small-capitalization indices listed above.

    The fact that the Fund achieved results similar to the Lipper Small Company Growth Fund Index ("Lipper Small Company Index") for the six months ended May 31, 1995, hides the substantial volatility relative to this index that occurred during this period. The Fund performed relatively well during the period from November 30, 1994 through February 28, 1995. A performance advantage over the Lipper Small Company Index of approximately 480 basis points was achieved during these months. Then during March 1995, much of this lead was given up as the Fund remained flat, while the Lipper Small Company Index rose 2.7%. The first two weeks of April were positive, as the Fund gained 2%, while the Lipper Small Company Index gained 1.1%. Then on April 14, the Fund experienced a setback when the value of its holdings in Health Maintenance Organization ("HMO") stocks dropped precipitously due to some negative developments that affected a north central U.S. HMO, but that worried investors in all HMO stocks. The Gulf South Growth Fund's holdings in this industry include Coastal Healthcare, Coventry Corporation and HealthWise of America, Inc. During the last two weeks of April, the Fund declined over 3%, while the Lipper Small Company Index rose slightly less than 1%. We are encouraged to see that since then, the Fund has regained the ground lost in April with a return of 2.61% in May, approximately 1% more than its comparative index. The gain has been fairly broad-based, with numerous issues contributing.

    Sectors that positively affected the Fund's results during the first six months of the fiscal year include the energy sector, which made up about 7.9% of net assets as of May 31, 1995. Within this group of stocks we sold two oil service companies, American Oilfield Divers and Global Industries, while adding a small exploration and production company, Benton Oil & Gas Co. The energy group exhibited an average return of 43%, due to a large gain in the price of Input/Output, Inc., which is the largest holding in the group and the Fund's fifth largest holding.

    Financial stocks, which make up over 21% of net assets as of May 31, 1995, also performed well, achieving an average return of 49%. Stocks appreciating strongly include United Companies Financial Corp., Medaphis Corp. and Regional Acceptance Corp. Some sales were made in this group to recognize substantial profits. Coral Gables Fedcorp was sold following an announced buy-out of the company. PMT Services, a payment services company, was bought and sold during the period for a gain of 50.9%.

    Holdings that negatively affected the period's results include some natural resources/basic materials issues such as Georgia Gulf Corp., Nucor Corp. and Image Industries, Inc. Industry conditions in which these companies operate were responsible for these declines. We believe the outlook for these companies remains promising.

    Consumer cyclical issues showed the worst performance of any group of stocks held in the Fund. A combination of factors involving slowing consumer spending on discretionary and big-ticket items seems to have weakened the demand for these stocks. However, we doubt this situation will last long.

    The Fund's ten largest holdings are listed below.

                                                                          PRICE
                                                       PERCENT OF      APPRECIATION
                      SECURITY                         NET ASSETS    (DEPRECIATION)*
----------------------------------------------------  -------------  ----------------
Medaphis Corp.                                               5.5%           53.5%
WorldCom, Inc.                                               5.3            29.2
First Financial Management Corp.                             4.4            20.6
United Companies Financial Corp.                             3.9            60.9
Input/Output, Inc.                                           3.8            75.5
Office Depot, Inc.                                           3.7             1.1
Atlantic Southeast Airlines, Inc.                            3.3            58.2
Autozone, Inc.                                               3.2            (9.3)
Coventry Corp.                                               2.9           (17.5)
Stewart Enterprises, Inc.                                    2.9            26.3

------------------------
* For the period from the latter of December 1, 1994, or the purchase date, to May 31, 1995.

    We are generally pleased with the Fund's progress this year, though it is obvious that we must await the return to favor of small-capitalization stocks before the Gulf South Growth Fund can truly shine.

    Further performance information is contained in the Paragon Portfolio Annual Report, which can be obtained by writing to the address on the cover of this Combined Prospectus/Proxy Statement.

                   INFORMATION ABOUT THE PROPOSED TRANSACTION

INTRODUCTION

    This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the shareholders of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South by and on behalf of the Trustees of Paragon Portfolio for use at a Special Meeting of Shareholders (the Special Meeting and any adjournment thereof, the "Meeting") to approve the reorganization of the Paragon Funds. The Meeting will be held on Monday, March 25, 1996 at 4900 Sears Tower, Chicago, IL 60606. This Combined Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders of the Paragon Funds on or about February 26, 1996.

    Any shareholder may revoke a proxy once the proxy is given. The shareholder revoking such proxy must either submit to the appropriate Paragon Fund a subsequently dated proxy, deliver to the appropriate Paragon Fund a written notice of revocation, or otherwise give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposal (set forth in Item (1) of the Notice of Special Meeting of Shareholders).

    Only shareholders of record on February 22, 1996 will be entitled to notice of and to vote at the Meeting. Each share as of the close of business on February 22, 1996, is entitled to one vote.

    The Trustees of Paragon Portfolio know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

TERMS OF THE PROPOSED REORGANIZATION

    Shareholders of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South are being asked to approve or disapprove of an Agreement and Plan of Reorganization involving the Paragon Funds and the One Group Funds. Pursuant to the Agreement and Plan of Reorganization, Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South would be merged with and into One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South, respectively, on or about March 26, 1996 (the "Exchange Date"). On the Exchange Date, the Paragon Funds will transfer all of their assets and liabilities to the corresponding One Group Funds in exchange for shares of the corresponding One Group Fund having an aggregate net asset value equal to the aggregate value of the net assets acquired from the corresponding Paragon Fund. The assets and liabilities of the Paragon Funds and The One Group Funds will be valued as of the close of trading on the New York Stock Exchange on the business day next preceding the Exchange Date. The following discussion is qualified in its entirety by the full text of the Agreement and Plan of Reorganization which is attached as Exhibit A to this Combined Prospectus/Proxy Statement.

    Following the transfer, the Paragon Funds will be dissolved and shares of the respective One Group Funds received by the corresponding Paragon Fund will be distributed to Paragon Fund shareholders in liquidation of the Paragon Funds. As a result of the proposed transaction, a Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth or Paragon Gulf South shareholder will receive, on a tax-free basis, a number of full and fractional shares equal in value at the date of the exchange to the value of the net assets of the respective Paragon Fund transferred to One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South respectively, attributable to the shareholder. If the Paragon Fund shareholder of record is a financial organization authorized to act in a fiduciary, advisory, agency, custodial or similar capacity, that shareholder will receive One Group Fiduciary Class shares. All other Paragon Fund Class A shareholders will receive One Group Class A shares. Shareholders of record holding Paragon Fund Class B shares, other than Class B shareholders of Paragon Money Market, will receive One Group Class B shares. Paragon Money Market Class B shareholders will receive One Group Money Market Class A shares.

    Paragon Portfolio, on behalf of the Paragon Funds, will pay to the respective One Group Funds any interest and cash dividends received by the corresponding Paragon Fund after the Exchange Date with respect to the investments transferred to the respective One Group Fund. In addition, Paragon Portfolio, on behalf of the Paragon Funds, will transfer to the respective One Group Fund any rights, stock dividends or other securities received by the corresponding Paragon Fund after the Exchange Date as stock dividends or other distributions with respect to the investments transferred. Such rights, stock dividends and other securities shall be deemed included in the assets transferred to the One Group Funds at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the respective Paragon Funds acquired by the corresponding One Group Funds.

    At a meeting on October 31, 1995, the Trustees of Paragon Portfolio unanimously approved the Agreement and Plan of Reorganization and determined that the reorganization of the Paragon Funds and the One Group Funds would be in the best interests of each Fund. The Trustees further determined that the interests of existing shareholders of each Fund would not be diluted upon effectuation of the reorganization. Consequently, the Trustees recommend approval of the Agreement and Plan of Reorganization for the following reasons:

    1.  ENHANCED RANGE OF INVESTMENT OPTIONS

    Currently, Paragon shareholders may only exchange shares of one Paragon Fund for shares of the same class of one of the other six Paragon Funds. The One Group, however, permits exchanges between the funds comprising The One Group, as well as between share classes of the Funds. Thus, a Fiduciary Class shareholder of a One Group Fund may exchange his or her shares for Class A shares of the same One Group Fund or for Class A or Fiduciary Class shares of another One Group Fund. One Group Class A shareholders may exchange their shares for Fiduciary Class shares of the same One Group Fund, or for Fiduciary or Class A shares of another One Group Fund, if the shareholder is eligible to purchase such shares. There are currently thirty-two One Group Funds among which exchanges may be made, excluding The One Group Institutional Money Market Funds. The One Gpoup offers ten different equity funds, each with a distinct style or strategy. This range of strategies permits an investor in The One Group to participate at any point in time in the styles currently prevelant in the market. Thus, if the Agreement and Plan of Reorganization is approved, Paragon Fund shareholders will have increased investment options and greater flexibility to change investments.

    2.  TAX-FREE CONVERSION OF PARAGON FUND SHARES

    If a shareholder of a Paragon Fund were to redeem an investment in a Paragon Fund in order to invest in a One Group Fund or another investment product, gain or loss would be recognized by that shareholder for Federal income tax purposes upon the redemption of those shares. By contrast, the proposed reorganization of each Paragon Fund will permit shareholders of the Paragon Funds to exchange their investment in the Paragon Funds for an investment in the One Group Funds without recognition of gain or loss for Federal income tax purposes. After the reorganization, as shareholders of an open-end fund, shareholders will continue to be free to redeem any or all of their shares at net asset value at any time, at which point a taxable gain or loss would be recognized.

    3.  INVESTMENT LEVERAGE AND MARKET PRESENCE

    The merger is expected to result in greater investment leverage and market presence for the One Group Funds. If the Agreement and Plan of Reorganization is approved, The One Group would have approximately $12 billion in assets under management. Fund expenses normally decline as assets increase. Consequently, Paragon Fund shareholders would benefit from the resulting economies of scale attributable to the larger asset size of the One Group Funds.

    4.  PERFORMANCE

    The total returns of the One Group Money Market, One Group Limited Volatility, One Group Bond, and One Group Equity, are competitive with those of Paragon Money Market, Paragon Government, Paragon Bond, and Paragon Equity, respectively (One Group Growth, One Group Louisiana, and One Group Gulf South have not yet commenced operations). The Adviser presently serves as investment adviser to both The One Group and Paragon Portfolio. The individuals managing the Paragon Portfolios will continue to be associated with The One Group following the proposed reorganization. For information regarding the total returns of each of the Funds in question, see "Financial Highlights" in the One Group and Paragon Prospectuses accompanying this Combined Prospectus/ Proxy Statement. Of course, past performance does not predict future results.

    5.  MANAGEMENT FEES

    Following the merger of the Paragon Funds with the One Group Funds, investment advisory fees will generally remain the same or decline. Below is a comparison of the current investment advisory fee paid by each of the Paragon Funds and the fee that will be assessed following the merger:

                                          CURRENT                                              PROPOSED (2)
                                        ------------                                          ---------------
Paragon Government....................         .50%   One Group Limited Volatility..........          .30%
Paragon Equity........................         .65%   One Group Equity......................          .74%
Paragon Bond..........................         .50%   One Group Bond........................          .45%
Paragon Money Market..................         .20%   One Group Money Market................          .22%
Paragon Louisiana.....................         .40%   One Group Louisiana...................          .40%
Paragon Gulf South....................         .65%   One Group Gulf South..................          .65%
Paragon Growth........................         .65%   One Group Growth......................          .65%

------------------------
(2) Investment Advisory fees have been revised to reflect fee waivers as of the date of this Combined Prospectus/Proxy Statement. Absent this voluntary waiver, investment advisory fees would be .60% for One Group Limited Volatility, .35% for One Group Money Market, .60% for One Group Louisiana, .74% for One Group Gulf South and .74% for One Group Growth.

    Although the advisory fees for One Group Equity and One Group Money Market are higher than those paid by the corresponding Paragon Funds, BOIA possesses superior investment management resources that enable the One Group Funds to achieve and sustain a high level of performance. In order to develop and maintain a money market expertise, BOIA invested a substantial amount of resources in attracting and retaining qualified investment professionals, as well as system supports. Significant investments also have been made to develop a dynamic equity research group that has fifteen dedicated analysts that follow eleven major market sectors and 37 specific industries. In addition, a highly efficient and effective trading operation exists which ultimately benefits the Funds through securities trades executed at costs lower than industry standards.

FEDERAL TAX CONSEQUENCES

    As part of the reorganization, The One Group will have receive an opinion of Ropes & Gray, counsel to The One Group addressed to The One Group and each One Group Fund and to Paragon Portfolio and each Paragon Fund, in a form reasonably satisfactory to The One Group and Paragon Portfolio and dated the Exchange Date, to the effect that for Federal income tax purposes (i) no gain or loss will be recognized by any Paragon Fund upon the transfer of its assets to the corresponding One Group Fund in exchange for shares of such One Group Fund and the assumption by such One Group Fund of the liabilities of the Paragon Fund or upon the distribution of shares by the Paragon Fund to its shareholders in liquidation; (ii) no gain or loss will be recognized by the shareholders of any Paragon Fund upon the exchange of their shares for shares of the corresponding One Group Fund (iii) the basis of the shares a Paragon Fund shareholder receives in connection with the transaction will be the same as the basis of his or her Paragon Fund shares exchanged therefor; (iv) a Paragon shareholder's holding period for his or her shares will be determined by including the period for which he or she held the Paragon Fund shares exchanged therefor, provided that he or she held such Paragon Fund shares as capital assets; (v) no gain or loss will be recognized by any One Group Fund upon the receipt of the assets of the corresponding Paragon Fund in exchange for shares and the assumption by the One Group Fund of the liabilities of the corresponding Paragon Fund; and (vi) the basis in the hands of the One Group Fund of the assets of the corresponding Paragon Fund transferred to the One Group Fund will be the same as the basis of the assets in the hands of the corresponding Paragon Fund immediately prior to the transfer.

FEES AND EXPENSES OF REORGANIZATION

    All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by One Group and Paragon Portfolio of the transactions contemplated by this Agreement and Plan of Reorganization will be paid by the party directly incurring such fees and expenses, except that the costs of proxy materials and proxy solicitation, including legal expenses, will be borne by One Group; PROVIDED HOWEVER, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any One Group or Paragon Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

COMPARISON OF SHAREHOLDER RIGHTS

    Both the One Group Funds and the Paragon Funds are series of open-end management investment companies. As shown above, each Fund has substantially similar purchase and redemption procedures, sales charge structure, exchange and conversion privileges, and voting rights. While the Paragon Funds offer two classes of shares, the One Group Funds offer four classes of shares.

EXISTING AND PRO FORMA CAPITALIZATION

    The following tables set forth as of December 31, 1995, (l) the capitalization of the Paragon Funds and the One Group Funds and (ii) the pro forma capitalization of the Paragon Funds and the One Group Funds as adjusted giving effect to the proposed acquisition of assets at net asset value:

PARAGON TREASURY MONEY MARKET FUND AND ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND

                                             PARAGON                  ONE GROUP              PRO FORMA COMBINED
                                     ------------------------  ------------------------  --------------------------
                                       CLASS A      CLASS B      FIDUCIARY     CLASS A     FIDUCIARY      CLASS A
                                     -----------  -----------  -------------  ---------  -------------  -----------
Net Assets (000s)..................     $348,338          $4      $1,324,613    $91,995     $1,362,930     $402,020
Shares (000s)......................      348,338           4       1,324,613     91,995      1,362,930      402,020
Net Asset Value....................        $1.00       $1.00           $1.00      $1.00          $1.00        $1.00

    Paragon Class A shareholders that are financial organizations authorized to act in a fiduciary, advisory, agency, custodial or similar capacity receive One Group Fiduciary Class shares. All other Paragon shareholders receive One Group Class A shares.

PARAGON SHORT-TERM GOVERNMENT FUND AND ONE GROUP LIMITED VOLATILITY BOND FUND

                               PARAGON                        ONE GROUP                         PRO FORMA COMBINED
                        ----------------------  -------------------------------------  -------------------------------------
                         CLASS A     CLASS B     FIDUCIARY     CLASS A      CLASS B     FIDUCIARY     CLASS A      CLASS B
                        ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Assets (000s).....   $128,343        $312     $420,247   $13,311,935      $2,991     $463,884   $13,396,642      $3,303
Shares (000s).........     12,525          30       39,386     1,248,774         279       43,476     1,256,721         308
Net Asset Value.......     $10.25      $10.25       $10.67        $10.66      $10.73       $10.67        $10.66      $10.73

    Paragon Class A shareholders that are financial organizations authorized to act in a fiduciary, advisory, agency, custodial or similar capacity receive One Group Fiduciary Class shares. All other Paragon Class A shareholders receive One Group Class A shares. Paragon Class B shareholders receive One Group Class B shares.

PARAGON INTERMEDIATE-TERM BOND FUND AND ONE GROUP GOVERNMENT BOND FUND

                                     PARAGON                        ONE GROUP                        PRO FORMA COMBINED
                              ----------------------  -------------------------------------  -----------------------------------
                               CLASS A     CLASS B     FIDUCIARY     CLASS A      CLASS B     FIDUCIARY    CLASS A     CLASS B
                              ---------  -----------  -----------  -----------  -----------  -----------  ---------  -----------
Net Assets (000s)...........   $314,374      $1,523     $414,298      $11,261       $5,044     $536,904    $203,029      $6,567
Shares (000s)...............     29,915         145       41,060        1,115          500       53,211      20,102         651
Net Asset Value.............     $10.51      $10.53       $10.09       $10.10       $10.09       $10.09      $10.10      $10.09

    Paragon Class A shareholders that are financial organizations authorized to act in a fiduciary, advisory, agency, custodial or similar capacity receive One Group Fiduciary Class shares. All other Paragon Class A shareholders receive One Group Class A shares. Paragon Class B shareholders receive One Group Class B shares.

PARAGON VALUE EQUITY INCOME FUND AND ONE GROUP INCOME EQUITY FUND

                                      PARAGON                        ONE GROUP                         PRO FORMA COMBINED
                               ----------------------  -------------------------------------  -------------------------------------
                                CLASS A     CLASS B     FIDUCIARY     CLASS A      CLASS B     FIDUCIARY     CLASS A      CLASS B
                               ---------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net Assets (000s)............   $129,625      $1,028     $181,271      $21,419       $9,109     $237,010      $95,305      $10,137
Shares (000s)................      8,986          71       10,979        1,300          551       14,356        5,783          614
Net Asset Value..............     $14.42      $14.42       $16.51       $16.48       $16.52       $16.51       $16.48       $16.52

    Paragon Class A shareholders that are financial organizations authorized to act in a fiduciary, advisory, agency, custodial or similar capacity receive One Group Fiduciary Class shares. All other Paragon Class A shareholders receive One Group Class A shares. Paragon Class B shareholders receive One Group Class B shares.

                               VOTING INFORMATION

    Proxies are being solicited from shareholders of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon
Growth and Paragon Gulf South by the Trustees of Paragon Portfolio for the Meeting to be held on Monday, March 25, 1996 at 9:00 a.m. Central Standard Time at, 4900 Sears Tower, Chicago, IL, or at such later time made necessary by adjournment. A proxy may be revoked at any time at or before the meeting by submitting to the appropriate Paragon Fund a subsequently dated proxy, delivering a written notice of revocation to the appropriate Paragon Fund, 4900 Sears Tower, Chicago, IL 60606, or as otherwise described in the "Introduction" above. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon or, in the absence of instructions, will be voted FOR approval of the Agreement and Plan of Reorganization. The transaction contemplated by the Agreement and Plan of Reorganization will be consummated only if approved by the affirmative vote of a majority of all votes attributable to the voting securities of each class of each Paragon Fund voting separately as a class. In the event the shareholders do not approve the reorganization, the Paragon Trustees will consider possible alternative arrangements in the best interests of the Paragon Funds and their shareholders. Shares of the Paragon Funds are redeemable for cash at net asset value on Monday through Friday, except Federal holidays and Good Friday. See "Redemption Procedures" in the One Group and Paragon Prospectuses accompanying this Combined Prospectus/Proxy Statement.

    Proxies are being solicited by mail. Shareholders of record of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South, on the close of business on February 22, 1996 (the "Record Date"), will be entitled to vote at the Meeting or any adjournment thereof. The holders of a majority of votes attributable to the outstanding voting shares of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South represented in person or by proxy at the Meeting will constitute a quorum for the Meeting; however, the affirmative vote of the lesser of (a) 67% or more of the votes attributable to all voting securities of each class of each Paragon Fund present at such Meeting if holders of more than 50% of the votes attributable to all voting securities of each class of each Paragon Fund are present or represented by proxy or (b) more than 50% of the votes attributable to the outstanding voting securities of each class of each Paragon Fund is necessary to approve the reorganization. Shareholders are entitled to one vote per share and a proportionate fractional vote for any fractional share.

    Votes cast by proxy or in person at the Meeting will be counted by the Inspector of Election appointed by Paragon Portfolio. The Inspector of Election will count the total number of votes cast FOR approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The Inspector of Election will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the Inspector of Election will not count "broker non-votes" (I.E., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

    As of February 16, 1996, as shown on the books of Paragon, there were issued and outstanding 443,825,021.13 shares of beneficial interest of the Paragon Funds allocated among the Funds and classes as follows:

PARAGON MONEY MARKET
a. Class A Shares   353,469,288.113
b. Class B Shares        19,197.860

PARAGON GOVERNMENT
a. Class A Shares    12,409,623.614
b. Class B Shares        30,736.144

PARAGON BOND
a. Class A Shares    29,659,873.859
b. Class B Shares       173,135.502

PARAGON EQUITY
a. Class A Shares     9,090,131.339
b. Class B Shares        84,106.256

PARAGON LOUISIANA
a. Class A Shares    19,106,087.806
b. Class B Shares       240,241.110

PARAGON GROWTH
a. Class A Shares    13,814,110.463
b. Class B Shares       222,757.650

PARAGON GULF SOUTH
a. Class A Shares     5,387,266.909
b. Class B Shares       118,464.505

    As of February 16, 1996, the officers and Trustees of Paragon as a group beneficially owned less than 1% of the outstanding Class A and Class B shares of the Paragon Funds. As of February 16, 1996, to the best of the knowledge of Paragon Portfolio the following owned beneficially 5% or more of the outstanding Class A and Class B shares of the following Paragon Funds:

                                                                                          PERCENTAGE    TYPE OF
NAME AND ADDRESS                                            FUND/CLASS                    OWNERSHIP     OWNERSHIP
----------------------------------------------------------  ----------------------------  ------------  ------------
Labanc & Co.                                                Paragon Money Market/Class A      93.07 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
State Street Bank & Trust                                   Paragon Money Market/Class B      24.67 %    Beneficial
IRA A/C Ozone J Martinez
104 Mars St.
Thibodaux, LA 70301
Emile David Ameen Cust                                      Paragon Money Market/Class B       6.50 %    Beneficial
Glynn D Kirtland
Unif Trans Min Act - La
Rt 3 Box 12.
Pollack, LA 71467

                                                                                          PERCENTAGE    TYPE OF
NAME AND ADDRESS                                            FUND/CLASS                    OWNERSHIP     OWNERSHIP
----------------------------------------------------------  ----------------------------  ------------  ------------
Doris Lagarde Cust                                          Paragon Money Market/Class B      11.43 %    Beneficial
Angela Lagarde
Unif Trans Min Act - La
321 Sako Dr.
Raceland, LA 70394
Patricia F Trahan Cust                                      Paragon Money Market/Class B      20.52 %    Beneficial
Justin Kenneth Trahan UGMA
3702 S Saratoga St
New Orleans, LA 70115
Doris Lagarde Cust                                          Paragon Money Market/Class B      11.43 %    Beneficial
Christopher M Lagarde
Unif Trans Min Act - La
321 Sako Dr.
Raceland, LA 70394
Doris Lagarde Cust                                          Paragon Money Market/Class B      12.92 %    Beneficial
Christopher M Lagarde
Unif Trans Min Act - La
200 Rodriguez Dr.
Raceland, LA 70394
Doris Lagarde Cust                                          Paragon Money Market/Class B      11.43 %    Beneficial
Jeffrey Lagarde
Unif Trans Min Act - La
200 Rodriguez Dr.
Raceland, LA 70394
Sheriffs Pension & Relief Fund                              Paragon Money Market/Class A      10.50 %    Beneficial
Attn: Yvonne Richardson
P.O. Box 3163
Monroe, LA 71210-3163
Labanc & Co.                                                Paragon Government/ Class A       92.13 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
Woman's Hospital Foundation                                 Paragon Government/ Class A        6.88 %    Beneficial
Attn: Vickie Romero
P.O. Box 95009
Baton Rouge, LA 70895
Louisiana Sheriff's Association                             Paragon Government/ Class A        5.22 %    Beneficial
Medical Benefits Plan
1175 Nicholson Drive
Baton Rouge, LA 70802
Catholic Diocese of                                         Paragon Government/ Class A        5.70 %    Beneficial
Baton Rouge
Attn: J. Erroll Gautreau
P.O Box 2028
Baton Rouge, LA 70821

                                                                                          PERCENTAGE    TYPE OF
NAME AND ADDRESS                                            FUND/CLASS                    OWNERSHIP     OWNERSHIP
----------------------------------------------------------  ----------------------------  ------------  ------------
Margaret L Strike                                           Paragon Government/ Class B       20.96 %    Beneficial
5705 E Texas St Apt 46
Bossier, LA 71111
State Street Bank & Trust.                                  Paragon Government/ Class B        6.70 %    Beneficial
IRA A/C Allen L Cox
22 Dover Circle.
Bossier City, LA 71111
State Street Bank & Trust.                                  Paragon Government/ Class B       22.76 %    Beneficial
Dir R/O Everett Voisin Jr
100 Haricot Rd.
Lafayette, LA 70508
Alcide Lewis Jr Cust.                                       Paragon Government/ Class B        5.19 %    Beneficial
Trudi N Lewis
Unif Trans Min Act - La
P O Box 417
Duson, LA 70529
Alcide Lewis Jr Cust.                                       Paragon Government/ Class B        5.19 %    Beneficial
Alcide J Lewis III
Unif Trans Min Act - La
P O Box 417
Duson, LA 70529
Aileen L Stevens                                            Paragon Government/ Class B        5.76 %    Beneficial
306 Monroe St.
Lafayette, LA 70501
Kenneth W and John A Nabours.                               Paragon Government/ Class B        6.97 %    Beneficial
And Sharon Elizabeth Moret TTEES
U/A 12/01/94
Nabours Class Trust
5185 Thompson Rd.
Sulphur, LA 70663
Labanc & Co.                                                Paragon Bond/Class A              89.42 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
AIM High Inc.                                               Paragon Bond/Class B               5.56 %    Beneficial
Joe B Ponsock Jr. President
6125 Villa Ashley Dr.
Baton Rouge, LA 70806
Labanc & Co.                                                Paragon Equity/ Class A           92.09 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821

                                                                                          PERCENTAGE    TYPE OF
NAME AND ADDRESS                                            FUND/CLASS                    OWNERSHIP     OWNERSHIP
----------------------------------------------------------  ----------------------------  ------------  ------------
Labanc & Co.                                                Paragon Louisiana/ Class A        70.61 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
Chanda Renee Rubin &                                        Paragon Louisiana/ Class B         5.04 %    Beneficial
Bernadette F Rubin Ten Com
101 Tyro Lane
Carencro, LA 70520
Roy D Jackson                                               Paragon Louisiana/ Class B         5.87 %    Beneficial
Alice Turner Ten Com
P O Box 1087
Zwolle, LA 71488
Labanc & Co.                                                Paragon Growth/ Class A           81.94 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
Labanc & Co.                                                Paragon Gulf South/ Class A       77.87 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821

    In addition, as of February 16, 1996, the following persons were the beneficial owners of more than 25% of the outstanding shares of the following class of shares of the following funds:

                                                                                          PERCENTAGE    TYPE OF
NAME AND ADDRESS                                            FUND/CLASS                    OWNERSHIP     OWNERSHIP
----------------------------------------------------------  ----------------------------  ------------  ------------
Labanc & Co.                                                Paragon Money Market/Class A      93.07 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
Labanc & Co.                                                Paragon Government/ Class A       92.13 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
Labanc & Co.                                                Paragon Bond/Class A              89.42 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
Labanc & Co.                                                Paragon Equity/ Class A           92.09 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821

                                                                                          PERCENTAGE    TYPE OF
NAME AND ADDRESS                                            FUND/CLASS                    OWNERSHIP     OWNERSHIP
----------------------------------------------------------  ----------------------------  ------------  ------------
Labanc & Co.                                                Paragon Louisiana/ Class A        70.61 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
Labanc & Co.                                                Paragon Growth/ Class A           81.94 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821
Labanc & Co.                                                Paragon Gulf South/ Class A       77.87 %      Record
Premier Bank
Attn: Bob Riche
P.O. Box 1511
Baton Rouge, LA 70821

    Premier Bank will cast votes attributable to any shares for which it serves as fiduciary in the same proportion as votes cast by other Shareholders.

    The votes of the shareholders of the One Group Funds are not being solicited, since their approval or consent is not necessary for the approval of the Agreement and Plan of Reorganization. However, the vote required for approval of the proposal, including the treatment of abstention and "broker nonvotes" would be the same as that of the Paragon Funds. Also, whole shares of One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South are entitled to one vote and fractional shares are entitled to a proportionate fractional vote. As of February 16, 1996, as shown on the books of The One Group, there were issued and outstanding 1,701,966,800.600 shares of beneficial interest of the One Group Funds allocated between the Funds and classes as follows.

ONE GROUP MONEY MARKET
a. Class A Shares       97,977,080.660
b. Fiduciary Shares  1,506,911,962.360

ONE GROUP LIMITED VOLATILITY
a. Class A Shares        1,232,917.258
b. Class B Shares          290,454.780
c. Fiduciary Shares     38,773,959.066

ONE GROUP BOND
a. Class A Shares        1,238,266.770
b. Class B Shares          620,977.474
c. Fiduciary Shares     41,602,453.565

ONE GROUP EQUITY
a. Class A Shares        1,406,828.707
b. Class B Shares          711,103.069
c. Fiduciary Shares     11,200,796.936

ONE GROUP LOUISIANA
a. Class A Shares                    0
b. Class B Shares                    0
c. Fiduciary Shares                  0

ONE GROUP GROWTH
a. Class A Shares                    0
b. Class B Shares                    0
c. Fiduciary Shares                  0

ONE GROUP GULF SOUTH
a. Class A Shares                    0
b. Class B Shares                    0
c. Fiduciary Shares                  0

    As of February 16, 1996, the officers and Trustees of The One Group as a group beneficially owned less than 1% of the outstanding shares of Class A, Class B, Fiduciary Class and Service Class shares of The One Group Funds. As of February 16, 1996, to the best of the knowledge of The One Group the following owned beneficially 5% or more of the outstanding Class A, Class B, Fiduciary Class and Service Class shares of The One Group Funds:

                                                                                         PERCENTAGE    TYPE OF
NAME AND ADDRESS                                        FUND/CLASS                       OWNERSHIP     OWNERSHIP
------------------------------------------------------  -------------------------------  ------------  ------------
W E Engle &                                             One Group Money Market/Class A        6.06 %    Beneficial
Garnet M Engle Jt Ten
P.O. Box 315
McArthur, OH 45651

Benedict Inc.                                           One Group Money Market/Class A        5.50 %    Beneficial
P.O. Box 315
McArthur, OH 45651

Strafe & Co                                             One Group Money                      50.64 %      Record
Bank One Ohio TrustCo., NA                              Market/Fiduciary
Department 0393 S.T.I.F.
Columbus, OH 43271

Clark & Co                                              One Group Money                      30.63 %      Record
C/O Bank One Wisconsin                                  Market/Fiduciary
P.O. Box 1631
Waukesha, WI 53187

Bank One Trust Company NA                               One Group Money                      18.03 %      Record
Omnibus-Corporate Cash Sweep                            Market/Fiduciary
Attn: Cash Management DB3
235 W Schrock Rd
Westerville, OH 43081

440 Financial Group 401K                                One Group Limited                    13.49 %      Record
C/O Ann Sheputa                                         Volatility/Class A
440 Lincoln St.
Worcester, MA 01653

Donaldson Lufkin Jenrette                               One Group Limited                     8.85 %      Record
Securities Corporation Inc.                             Volatility/Class A
PO Box 2052
Jersey City, NJ 07303

Clark & Co                                              One Group Limited                    26.20 %      Record
101 West Broadway                                       Volatility/Fiduciary
P.O. Box 1631
Waukesha, WI 53187

                                                                                         PERCENTAGE    TYPE OF
NAME AND ADDRESS                                        FUND/CLASS                       OWNERSHIP     OWNERSHIP
------------------------------------------------------  -------------------------------  ------------  ------------
Strafe & Co                                             One Group Limited                    24.83 %      Record
Attn: Mutual Funds 0393                                 Volatility/Fiduciary
100 E Broad Street
Columbus, OH 43215

Strafe & Co                                             One Group Limited                    24.54 %      Record
Attn: Mutual Funds 0393                                 Volatility/Fiduciary
100 E Broad Street
Columbus, OH 43215

Bank One Wisconsin Trust NA                             One Group Limited                     8.72 %      Record
101 West Broadway                                       Volatility/Fiduciary
Waukesha, WI 53186

Strafe & Co                                             One Group Limited                     6.81 %      Record
Attn: Bank One Trust                                    Volatility/Fiduciary
235 W Schrock Rd
Westerville, OH 43081

Clark & Co                                              One Group Limited                     6.27 %      Record
235 W Schrock Rd                                        Volatility/Fiduciary
Westerville, OH 43081

440 Financial Group 401K                                One Group Bond/Class A                9.42 %      Record
C/O Ann Sheputa
440 Lincoln St.
Worcester, MA 01653

Strafe & Co                                             One Group Bond/ Fiduciary            38.84 %      Record
Attn: Mutual Funds 0393
100 E Broad Street
Columbus, OH 43215

Clark & Co                                              One Group Bond/ Fiduciary            26.46 %      Record
101 West Broadway
Waukesha, WI 53187

Strafe & Co                                             One Group Bond/ Fiduciary            10.35 %      Record
Attn: Bank One Trust
235 W Schrock Rd
Westerville, OH 43081

Strafe & Co                                             One Group Bond/ Fiduciary            10.26 %      Record
Attn: Mutual Funds 0393
100 E Broad Street
Columbus, OH 43215

Bank One Wisconsin Trust NA                             One Group Bond/ Fiduciary             8.90 %      Record
101 West Broadway
Waukesha, WI 53186

Clark & Co                                              One Group Equity/ Fiduciary          25.72 %      Record
C/O Bank One Wisconsin
P.O. Box 1631
Waukesha, WI 53187

                                                                                         PERCENTAGE    TYPE OF
NAME AND ADDRESS                                        FUND/CLASS                       OWNERSHIP     OWNERSHIP
------------------------------------------------------  -------------------------------  ------------  ------------
Strafe & Co                                             One Group Equity/ Fiduciary          25.62 %      Record
Attn: Mutual Funds 0393
100 E Broad Street
Columbus, OH 43215

Bank One Wisconsin Trust NA                             One Group Equity/ Fiduciary          14.22 %      Record
101 West Broadway
Waukesha, WI 53186

Strafe & Co                                             One Group Equity/ Fiduciary          14.13 %      Record
Attn: Mutual Funds 0393
100 E Broad Street
Columbus, OH 43215

Strafe & Co                                             One Group Equity/ Fiduciary           9.38 %      Record
Attn: Bank One Trust
235 W Schrock Rd
Westerville, OH 43081

    In addition, as of February 16, 1996, the following persons were the beneficial owners of more than 25% of the outstanding shares of the following class of shares of the following funds:

                                                                                         PERCENTAGE    TYPE OF
NAME AND ADDRESS                                     FUND/CLASS                          OWNERSHIP     OWNERSHIP
---------------------------------------------------  ----------------------------------  ------------  ------------
Strafe & Co                                          One Group Money Market/ Fiduciary       50.64 %      Record
Bank One Ohio TrustCo.,NA
Department 0393 S.T.I.F.
Columbus, OH 43271

Clark & Co                                           One Group Money Market/ Fiduciary       30.63 %      Record
C/O Bank One Wisconsin
P.O. Box 1631
Waukesha, WI 53187

Clark & Co 101 West Broadway                         One Group Limited                       26.20 %      Record
P.O. Box 1631                                        Volatility/Fiduciary
Waukesha, WI 53187

Strafe & Co                                          One Group Bond/Fiduciary                38.84 %      Record
Attn: Mutual Funds 0393
100 E Broad Street
Columbus, OH 43215

Clark & Co                                           One Group Bond/Fiduciary                26.46 %      Record
101 West Broadway
Waukesha, WI 53187

Clark & Co                                           One Group Equity/Fiduciary              25.72 %      Record
C/O Bank One Wisconsin
P.O. Box 1631
Waukesha, WI 53187

Strafe & Co                                          One Group Equity/Fiduciary              25.62 %      Record
Attn: Mutual Funds 0393
100 E Broad Street
Columbus, OH 43215

                INTERESTS OF CERTAIN PERSONS IN THE TRANSACTION

    BOIA may be deemed to have an interest in the reorganization because it provides investment advisory services to the One Group Funds pursuant to an advisory agreement with The One Group and Paragon Portfolio. Future growth of assets of The One Group can be expected to increase the total amount of fees payable to BOIA and to reduce the amount of fees required to be waived to maintain total fees of the Funds at agreed upon levels.

                              FINANCIAL STATEMENTS

    The audited financial statements of Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South as of November 30, 1994, the statement of operations for the year then ended, and statement of changes in net assets for each of the two years in the period then ended and financial highlights, are have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the reports of Price Waterhouse LLP, independent accountants, given on the authority of such firm as an expert in accounting and auditing. Unaudited financial statements for Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South for the period ended May 31, 1995, are contained in the Statement of Additional Information relating to the reorganization of the Paragon Portfolio described in this Combined Prospectus/Proxy Statement.

    The audited financial statements of One Group Money Market, One Group Limited Volatility, One Group Bond and One Group Equity as of June 30, 1995, and the statements of operations, changes in net assets and financial highlights for the year then ended, have been incorporated by reference into this Prospectus/Proxy Statement in reliance on the reports of Coopers & Lybrand, L.L.P., independent accountants, given on authority of such firm as an expert in accounting and auditing. One Group Louisiana, One Group Growth and One Group Gulf South had not commenced operations as of June 30, 1995.

    Unadudited pro forma combined financial statements of Paragon Money Market, Paragon Government, Paragon Bond and Paragon Equity and One Group Money Market, One Group Limited Volatility, One Group Bond and One Group Equity as of and for the twelve month period ending June 30, 1995 are included in the Statement of Additional Information. Also included in the Statement of Additional Information are unaudited pro forma combined financial statements of Paragon Louisiana, Paragon Growth and Paragon Gulf South, and One Group Louisiana, One Group Growth and One Group Gulf South as of and for the twelve month period ended May 31, 1995. Because the Agreement and Plan of Reorganization provides that the One Group Funds will be the surviving funds following the reorganization and because the One Group Funds' investment objectives and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of each Paragon Fund to the corresponding One Group Fund as contemplated by the Agreement and Plan of Reorganization.

    In addition, prospectuses for One Group Money Market, One Group Limited Volatility, One Group Bond, and One Group Equity Funds, dated November 1, 1995, and the One Group Louisiana, One Group Growth and One Group Gulf South Funds, dated February 7, 1996; as well as the current prospectus relating to Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South, dated March 30, 1995; and the current Statement of Additional Information of The One Group, dated November 1, 1995, as amended February 7, 1996; and the current Statement of Additional Information for Paragon Portfolio, dated March 30, 1995, have been incorporated by reference into this Combined Prospectus/Proxy Statement.

    THE BOARD OF TRUSTEES, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE AGREEMENT AND PLAN OF REORGANIZATION.

         INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

    This Combined Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all of the information set forth in the registration statements and the exhibits relating thereto which The One Group has filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made. The file number for The One Group Prospectuses and the related Statement of Additional Information which are incorporated herein by reference is Registration No. 2-95973. The file number for the Paragon Portfolio Prospectus and the related Statement of Additional Information which are incorporated herein by reference is Registration No. 33-31334.

    The One Group and Paragon Portfolio are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Proxy material, reports, proxy and information statements, registration statements and other information filed by The One Group and Paragon Portfolio can be inspected and copied at the SEC's public reference facilities located at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may be available at the following SEC regional offices: 90 Devonshire Street, Suite 700, Boston, MA 02109; 500 West Madison Street, Suite 1400, Chicago, IL 60611; and 601 Walnut Street, Suite 1005E, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates.

                                   EXHIBIT A
                      AGREEMENT AND PLAN OF REORGANIZATION

    This Agreement and Plan of Reorganization (the "Agreement") is made as of January 19, 1996 by and between The One Group-Registered Trademark-, a Massachusetts business trust, ("One Group") and Paragon Portfolio, a Massachusetts business trust ("Paragon"). The capitalized terms used herein shall have the meaning ascribed to them in this Agreement.

I.  PLAN OF REORGANIZATION

    (a) Paragon will sell, assign, convey, transfer and deliver to One Group, and One Group will acquire, on the Exchange Date all of the properties and assets existing at the Valuation Time in Paragon Treasury Money Market Fund ("Paragon Money Market"), Paragon Short-Term Government Fund ("Paragon Government"), Paragon Intermediate-Term Bond Fund ("Paragon Bond"), Paragon Value Equity Income Fund ("Paragon Equity"), Paragon Louisiana Tax-Free Fund ("Paragon Louisiana"), Paragon Value Growth Fund ("Paragon Growth") and Paragon Gulf South Growth Fund ("Paragon Gulf South") (Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South, each is a "Paragon Fund" and are collectively the "Paragon Funds"), such acquisition to be made by The One Group Treasury Securities Money Market Fund ("One Group Money Market"), The One Group Limited Volatility Bond Fund ("One Group Limited Volatility"), The One Group Government Bond Fund ("One Group Bond"), One Group Income Equity Fund ("One Group Equity"), The One Group Louisiana Municipal Bond Fund ("One Group Louisiana"), The One Group Value Growth Fund ("One Group Growth") and The One Group Gulf South Fund ("One Group Gulf South") (One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Income Equity, One Group Louisiana, One Group Growth and One Group Gulf South, each is a "One Group Fund" and are collectively the "One Group Funds"), respectively, of One Group. For purposes of this Agreement the respective Paragon Funds correspond to the One Group Funds as follows: Paragon Money Market corresponds to One Group Money Market; Paragon Government corresponds to One Group Limited Volatility; Paragon Bond corresponds to One Group Bond; Paragon Equity corresponds to One Group Income Equity; Paragon Louisiana corresponds to One Group Louisiana; Paragon Growth corresponds to One Group Growth; and One Group Gulf South corresponds to Paragon Gulf South. In consideration therefor, each One Group Fund shall, on the Exchange Date, assume all of the liabilities of the corresponding Paragon Fund in exchange for a number of full and fractional One Group Class A, Fiduciary Class or Class B shares of the corresponding One Group Fund (collectively, "Shares") having an aggregate net asset value equal to the value of all of the assets of each Paragon Fund transferred to the corresponding One Group Fund on such date less the value of all of the liabilities of each Paragon Fund assumed by the corresponding One Group Fund on that date. It is intended that each reorganization described in this Agreement shall be a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

    (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, each Paragon Fund shall distribute in complete liquidation to its respective shareholders of record as of the Exchange Date the Shares received by it, each shareholder being entitled to receive that number of Shares equal to the proportion which the number of shares of beneficial interest of the applicable class of the Paragon Fund held by such shareholder bears to the number of such shares of such class of the Paragon Fund outstanding on such date. If the Paragon shareholder of record is a financial organization authorized to act in a fiduciary, advisory, custodial or similar capacity, that shareholder will receive One Group Fiduciary Class Shares. All other Paragon Class A shareholders will receive One Group Class A Shares. Shareholders of record holding Paragon Class B Shares, other than Class B shareholders of Paragon Money Market, will receive One Group Class B shares. Paragon Money Market Class B Shares will receive One Group Money Market Class A shares.

II.  AGREEMENT

    One Group and Paragon represent, warrant and agree as follows:

    1. REPRESENTATIONS AND WARRANTIES OF PARAGON. Paragon and each Paragon Fund jointly and severally represent and warrant to and agree with One Group and each One Group Fund that:

        (a) Paragon is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts and has power to own all of its properties and assets and to carry out its obligations under this Agreement. Paragon and each Paragon Fund is not required to qualify as a foreign association in any jurisdiction. Paragon and each Paragon Fund has all necessary federal, state and local authorizations to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 1(l).

        (b) Paragon is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each Paragon Fund has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending upon its liquidation. Each Paragon Fund has been a regulated investment company under such sections of the Code at all times since its inception.

        (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) for each Paragon Fund at and for the year ended November 30, 1995, such statements and schedules having been audited by Price Waterhouse LLP, independent accountants to Paragon, have been furnished to One Group.

        (d) The combined prospectus of the Paragon Funds dated March 30, 1995 (the "Paragon Prospectus") and the Statement of Additional Information for the Paragon Funds dated March 30, 1995 and on file with the Securities and Exchange Commission (the "Commission"), which have been previously furnished to One Group, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

        (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Paragon or any Paragon Fund, threatened against Paragon or any Paragon Fund which assert liability on the part of Paragon or any Paragon Fund.

        (f) There are no material contracts outstanding to which Paragon or any Paragon Fund is a party, other than as disclosed in the Paragon Prospectus and the corresponding Statement of Additional Information, or in the Registration Statement and the Proxy Statement as defined herein.

        (g) Neither Paragon nor any Paragon Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 1995, and those incurred in the ordinary course of Paragon's business as an investment company since that date. Prior to the Exchange Date, Paragon will advise One Group of all known material liabilities, contingent or otherwise, incurred by it and each Paragon Fund subsequent to November 30, 1995, whether or not incurred in the ordinary course of business.

        (h) As used in this Agreement, the term "Investments" shall mean each Paragon Fund's investments shown on the schedule of its portfolio investments as of November 30, 1995 referred to in Section 1(c) hereof, as supplemented with such changes as Paragon or each Paragon Fund shall make after November 30, 1995, which changes have been disclosed to One Group, and changes made on and after the date of this Agreement after advising One Group of such proposed changes, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

        (i) Each Paragon Fund has filed or will file all federal and state tax returns which, to the knowledge of Paragon's officers, are required to be filed by each Paragon Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each Paragon Fund. All tax liabilities of each Paragon Fund have been adequately provided for on its books, and no tax deficiency or liability of any Paragon Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

        (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval as described in Section 8(a) and otherwise as described in Section 1(1), Paragon on behalf of each Paragon Fund will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other assets and liabilities of each Paragon Fund to be transferred to the corresponding One Group Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, One Group will, on behalf of each One Group Fund, acquire the Investments and any such other assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Paragon or a Paragon Fund and, except as described in Section 1(k), without any restrictions upon the transfer thereof.

        (k) No registration under the Securities Act of 1933, as amended (the "1933 Act"), of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Paragon or One Group, except as previously disclosed to One Group by Paragon.

        (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Paragon or any Paragon Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the "H-S-R Act").

        (m) The registration statement (the "Registration Statement") filed with the Commission by One Group on Form N-14 relating to the Shares issuable hereunder, and the proxy statement of Paragon included therein (the "Proxy Statement"), on the effective date of the Registration Statement and insofar as they relate to Paragon and the Paragon Funds, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in
    Section 8(a) below and on the Exchange Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the "Prospectus"), as amended or supplemented by any amendments or supplements filed with the Commission by One Group, insofar as it relates to Paragon and the Paragon Funds, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements of fact relating to Paragon and any Paragon Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or omissions to state in any thereof a material fact relating to Paragon or any Paragon Fund, as such Registration Statement, Prospectus and Proxy Statement shall be furnished to Paragon in definitive form as soon as practicable following effectiveness of the Registration Statement and before any public distribution of the Prospectus or Proxy Statement.

        (n) All of the issued and outstanding shares of beneficial interest of each Paragon Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws.

        (o) Each of the Paragon Funds is qualified, and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

        (p) At the Exchange Date, each of the Paragon Funds will have sold such of its assets, if any, as necessary to assure that, after giving effect to the acquisition of the assets pursuant to this Agreement, each of the One Group Funds (othe than One Group Louisiana and One Group Gulf South) will remain a "diversified company" within the meaning of Section 5(b) (l) of the 1940 Act and in compliance with such other mandatory investment restrictions as are set forth in the One Group Prospectuses previously furnished to Paragon.

    2. REPRESENTATIONS AND WARRANTIES OF ONE GROUP. One Group and each One Group Fund jointly and severally represent and warrant to and agree with Paragon and each Paragon Fund that:

        (a) One Group is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Agreement. One Group and each One Group Fund is not required to qualify as a foreign association in any jurisdiction. One Group and each One Group Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in Section 2(i).

        (b) One Group is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect. Each One Group Fund that has had active operations prior to the Exchange Date, has elected to qualify and has qualified as a regulated investment company under Part I of Subchapter M of the Code, as of and since its first taxable year, and qualifies and intends to continue to qualify as a regulated investment company for its taxable year ending June 30, 1995. Each One Group Fund that has had actual operations prior to the Exchange Date has been a regulated investment company under such sections of the Code at all times since its inception.

        (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each One Group Fund for the year ended June 30, 1995, such statements and schedules having been audited by Coopers & Lybrand, independent accountants to One Group, have been furnished to Paragon. Unaudited statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each One Group Fund as of December 31, 1995 have also been furnished to Paragon. Such statements of assets and liabilities and schedules fairly present the financial position of the One Group Funds as of their respective dates, and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in financial position for the periods covered thereby in conformity with generally accepted accounting principles.

        (d) The prospectuses of each One Group Fund dated November 1, 1995, other than those relating to the One Group Louisiana, One Group Growth and One Group Gulf South, (collectively, the "One Group Prospectuses") and the Statement of Additional Information for the One Group Funds, dated November 1, 1995, and on file with the Commission, which have been previously furnished to Paragon, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The One Group Louisiana, One Group Growth and One Group Gulf South Prospectuses and the Statements of Additional Information, as amended, filed with the Commission on November 24, 1995, which have been previously furnished to Paragon, did not as of their dates and do not as of the date hereof contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

        (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of One Group or any One Group Fund, threatened against One Group or any One Group Fund which assert liability on the part of One Group or any One Group Fund.

        (f) There are no material contracts outstanding to which One Group or any One Group Fund is a party, other than as disclosed in the One Group Prospectuses and the corresponding Statement of Additional Information or in the Registration Statement.

        (g) Neither One Group nor any One Group Fund has any known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of December 31, 1995 referred to above and those incurred in the ordinary course of the business of One Group as an investment company or any One Group Fund since such date. Prior to the Exchange Date, One Group will advise Paragon of all known material liabilities, contingent or otherwise, incurred by it and each One Group Fund subsequent to December 31, 1995, whether or not incurred in the ordinary course of business.

        (h) Each One Group Fund has filed or will file all federal and state tax returns which, to the knowledge of One Group's officers, are required to be filed by each One Group Fund and has paid or will pay all federal and state taxes shown to be due on said returns or on any assessments received by each One Group Fund. All tax liabilities of each One Group Fund have been adequately provided for on its books, and no tax deficiency or liability of any One Group Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

        (i) No consent, approval, authorization or order of any governmental authority is required for the consummation by One Group or any One Group Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the H-S-R Act.

        (j) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2 (i), One Group on behalf of each One Group Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of each Paragon Fund to be transferred to the corresponding One Group Fund pursuant to this Agreement.

        (k) The Registration Statement, the Prospectus and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to One Group and the One Group Funds: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in
    Section 8(a) and at the Exchange Date, the Prospectus, as amended or supplemented by any amendments or supplements filed with the Commission by One Group or any One Group Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectus or the Proxy Statement made in reliance upon and in conformity with information furnished by Paragon or any Paragon Fund for use in the Registration Statement, the Prospectus or the Proxy Statement.

        (l) Shares to be issued to each Paragon Fund have been duly authorized and, when issued and delivered pursuant to this Agreement and the Prospectus, will be legally and validly issued and will be fully paid and nonassessable by One Group and no shareholder of One Group will have any preemptive right of subscription or purchase in respect thereof.

        (m) The issuance of Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

        (n) Each of One Group Money Market, One Group Bond, One Group Limited Volatility, and One Group Equity is qualified and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code. Each of One Group Louisiana, One Group Growth and One Group Gulf South, upon filing of its first income tax return at the completion of its first taxable year, will elect to be a regulated investment company and until such time will take all steps necessary to ensure qualification as a regulated investment company.

    3. REORGANIZATION. (a) Subject to the requisite shareholder approval as described in Section 8(a) and to the other terms and conditions contained herein (including each Paragon Fund's obligation to distribute to its respective shareholders all of its investment company taxable income and net capital gain as described in Section 9(k) hereof), Paragon and each Paragon Fund agree to sell, assign, convey, transfer and deliver to the corresponding One Group Fund, and One Group and each One Group Fund agree to acquire from the corresponding Paragon Fund, on the Exchange Date all of the Investments and all of the cash and other assets of each Paragon Fund in exchange for that number of Shares of the corresponding One Group Fund provided for in Section 4 and the assumption by the corresponding One Group Fund of all the liabilities of the Paragon Fund. Pursuant to this Agreement, each Paragon Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Shares received by it to its shareholders in exchange for their shares of beneficial interest of such Paragon Fund.

    (b) Paragon, on behalf of each Paragon Fund, will pay or cause to be paid to the corresponding One Group Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to the One Group Funds hereunder. Paragon, on behalf of each Paragon Fund, will transfer to the corresponding One Group Fund any rights, stock dividends or other securities received by Paragon or any Paragon Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends and other securities shall be deemed included in the assets transferred to each One Group Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of the Paragon Fund acquired by the corresponding One Group Fund.

    4. EXCHANGE DATE; VALUATION TIME. On the Exchange Date, One Group will deliver to Paragon a number of Shares having an aggregate net asset value equal to the value of the assets of the Corresponding Paragon Fund acquired by each One Group Fund, less the value of the liabilities of such Paragon Fund assumed, determined as hereafter provided in this Section 4.

    (a) Subject to Section 4(d) hereof, the value of each Paragon Fund's net assets will be computed as of the Valuation Time using the valuation procedures for the corresponding One Group Fund as set forth in the One Group Prospectus for the particular One Group Fund

    (b) Subject to Section 4(d) hereof, the net asset value of a share of each One Group Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the One Group Prospectus for the particular One Group Fund.

    (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on March 22, 1996 or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

    (d) No formula will be used to adjust the net asset value of any Paragon Fund or One Group Fund to take into account differences in realized and unrealized gains and losses.

    (e) Each One Group Fund shall issue its Shares to the corresponding Paragon Fund on one share deposit receipt registered in the name of the corresponding Paragon Fund. Each Paragon Fund shall distribute in liquidation the Shares received by it hereunder pro rata to its shareholders of each class of shares by redelivering such share deposit receipt to One Group's transfer agent which will as soon as practicable set up open accounts for each Paragon Fund shareholder in accordance with written instructions furnished by Paragon.

    (f) Each One Group Fund shall assume all liabilities of the corresponding Paragon Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the corresponding Paragon Fund or otherwise, except that recourse for assumed liabilities relating to a particular Paragon Fund will be limited to the corresponding One Group Fund.

    5. EXPENSES, FEES, ETC. (a) Subject to subsections 5(b) through 5(e), all fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the consummation by One Group and Paragon of the transactions contemplated by this Agreement will be paid by the party directly incurring such fees and expenses, except that the costs of proxy materials and proxy solicitation, including legal expenses, will be borne by the One Group; PROVIDED, HOWEVER, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of any One Group Fund or any Paragon Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

    (b) In the event the transactions contemplated by this Agreement are not consummated by reason of Paragon being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to Paragon's obligations referred to in Section 8(a) or Section 10) Paragon shall pay directly all reasonable fees and expenses incurred by One Group in connection with such transactions, including, without limitation, legal, accounting and filing fees.

    (c) In the event the transactions contemplated by this Agreement are not consummated by reason of One Group being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to One Group's obligations referred to in Section 8(a) or Section 9), One Group shall pay directly all reasonable fees and expenses incurred by Paragon in connection with such transactions, including without limitation legal, accounting and filing fees.

    (d) In the event the transactions contemplated by this Agreement are not consummated for any reason other than (i) One Group or Paragon being either unwilling or unable to go forward or (ii) the nonfulfillment or failure of any condition to Paragon or One Group's obligations referred to in Section 8(a),
Section 9 or Section 10 of this Agreement, then each of Paragon and One Group shall bear the expenses it has actually incurred in connection with such transactions.

    (e) Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages, except as specifically set forth above.

    6. PERMITTED ASSETS. One Group agrees to advise Paragon promptly if at any time prior to the Exchange Date the assets of any Paragon Fund include any assets that the corresponding One Group Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by any Paragon Fund, One Group has informed Paragon is unsuitable for the corresponding One Group Fund to acquire.

    7. EXCHANGE DATE. Delivery of the assets of the Paragon Funds to be transferred, assumption of the liabilities of the Paragon Funds to be assumed, and the delivery of Shares to be issued shall be made at the offices of Banc One Investment Advisors Corporation at 9:00 am. on March 25, 1996, or at such other time and date agreed to by Paragon and One Group, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

    8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION. (a) Paragon agrees to call a special meeting of the shareholders of each Paragon Fund as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of each Paragon Fund to and the assumption of all of the liabilities of each Paragon Fund by the corresponding One Group Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of any Paragon Fund, and, except as set forth in Section 13, it shall be a condition to the obligations of each of the parties hereto that the holders of the shares of beneficial interest of each Paragon Fund, and each class of shares of each Paragon Fund if such is required under the 1940 Act, shall have approved this Agreement and the transactions contemplated herein in the manner required by law and Paragon's Declaration of Trust at such a meeting on or before the Valuation Time.

    (b) Paragon and each Paragon Fund agree that the liquidation and dissolution of each Paragon Fund will be effected in the manner provided in Paragon's Declaration of Trust in accordance with applicable law, and that it will not make any distributions of any Shares to the shareholders of a Paragon Fund without first paying or adequately providing for the payment of all of such Paragon Fund's known debts, obligations and liabilities.

    (c) Each of One Group and Paragon will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement, including the Prospectus and the Proxy Statement.

    9. CONDITIONS TO ONE GROUP'S OBLIGATIONS. The obligations of One Group and each One Group Fund hereunder shall be subject to the following conditions:

        (a) That this Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Paragon Funds, shall have been approved as set forth in Section 8(a).

        (b) Paragon shall have furnished to One Group a statement of each Paragon Fund's assets and liabilities, with values determined as provided in
    Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Paragon's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any Paragon Fund since November 30, 1995, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of shares of the Paragon Funds, dividends paid or losses from operations.

        (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Paragon and each Paragon Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, Paragon and each Paragon Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to each of such dates, and Paragon shall have furnished to One Group a statement, dated the Exchange Date, signed by Paragon's President (or any Vice President) and Treasurer certifying those facts as of such dates.

        (d) Paragon shall have delivered to One Group a letter from Price Waterhouse LLP dated the Exchange Date stating that such firm reviewed the federal and state income tax returns of each Paragon Fund for the year ended November 30, 1995 and that, in the course of such review, nothing came to their attention which caused them to believe that such returns did not properly reflect, in all material respects, the federal and state income taxes of each Paragon Fund for the periods covered thereby, or that each Paragon Fund would not qualify as a regulated investment company for federal income tax purposes.

        (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

        (f) One Group shall have received an opinion of Hale and Dorr, in form reasonably satisfactory to One Group and dated the Exchange Date, to the effect that (i) Paragon is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Paragon nor any Paragon Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction, (ii) this Agreement has been duly authorized, executed, and delivered by Paragon and, assuming that the Registration Statement, the Prospectus and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by One Group, is a valid and binding obligation of Paragon, (iii) Paragon and each Paragon Fund has power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, Paragon and each Paragon Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to One Group, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Paragon's Declaration of Trust, or Bylaws, as amended, or any provision of any agreement known to such counsel to which Paragon or any Paragon Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in Paragon's Declaration of Trust, or Bylaws, or then-current prospectus or statement of additional information, such counsel may rely upon a certificate of an officer of Paragon whose responsibility it is to advise Paragon with respect to such matters and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Paragon or any Paragon Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act, and it being understood that such opinion shall not be deemed to apply to One Group's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and H-S-R Act. For purposes of analysis regarding the 1940 Act, Hale & Dorr may assume as fact that the Paragon Funds and the One Group Funds may be considered affiliated persons or affiliated persons of an affiliated person solely by reason of having a common investment adviser.

        (g) One Group shall have received an opinion of Ropes & Gray, counsel to One Group addressed to The One Group and each One Group Fund, in form reasonably satisfactory to One Group and dated the Exchange Date, to the effect that for Federal income tax purposes (i) no gain or loss will be recognized by any Paragon Fund upon the transfer of the assets to the corresponding One Group Fund in exchange for Shares and the assumption by such One Group Fund of the liabilities of the Paragon Fund or upon the distribution of Shares by the Paragon Fund to its shareholders in liquidation; (ii) no gain or loss will be recognized by the shareholders of any Paragon Fund upon the exchange of their shares for Shares; (iii) the basis of the Shares a Paragon shareholder receives in connection with the transaction will be the same as the basis of his or her Paragon Fund shares exchanged therefor; (iv) a Paragon shareholder's holding period for his or her Shares will be determined by including the period for which he or she held the Paragon Fund shares exchanged therefor, provided that he or she held such Paragon Fund shares as capital assets; (v) no gain or loss will be recognized by any One Group Fund upon the receipt of the assets of the corresponding Paragon Fund in exchange for Shares and the assumption by the One Group Fund of the liabilities of the corresponding Paragon Fund; (vi) the basis in the hands of the One Group Fund of the assets of the corresponding Paragon Fund transferred to the One Group Fund in the transaction will be the same as the basis of the assets in the hands of the corresponding

    Paragon Fund immediately prior to the transfer; and (vii) the holding periods of the assets of the corresponding Paragon Fund in the hands of the One Group Fund will include the periods for which such assets were held by the corresponding Paragon Fund.

        (h) The assets of each Paragon Fund to be acquired by the corresponding One Group Fund will include no assets which the corresponding One Group Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the One Group Prospectuses in effect on the Exchange Date, may not properly acquire.

        (i) The Registration Statement shall have become effective under the 1933 Act and applicable blue sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of One Group contemplated by the Commission and or any state regulatory authority.

        (j) All proceedings taken by Paragon in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to One Group and Ropes & Gray.

        (k) Prior to the Exchange Date, each Paragon Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended November 30, 1995 and the short taxable year beginning on December 1, 1995 and ending on the Exchange Date (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ended November 30, 1995 and the short taxable year beginning on December 1, 1995 and ending on the Exchange Date (after reduction for any capital loss carryover).

        (l) Paragon shall have furnished to One Group a certificate, signed by the President (or any Vice President) and the Treasurer of Paragon, as to the tax cost to One Group of the securities delivered to One Group pursuant to this Agreement, together with any such other evidence as to such tax cost as One Group may reasonably request.

        (m) Paragon's custodian shall have delivered to One Group a certificate identifying all of the assets of each Paragon Fund held by such custodian as of the Valuation Time.

        (n) Paragon's transfer agent shall have provided to One Group (i) the originals or true copies of all of the records of each Paragon Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of each class of Paragon Fund outstanding as of the Valuation Time and (iii) the name and address of each holder of record of any such shares of each Paragon Fund and the number of shares of each class held of record by each such shareholder.

        (o) All of the issued and outstanding shares of beneficial interest of each Paragon Fund shall have been offered for sale and sold in conformity with all applicable federal or state securities or blue sky laws and, to the extent that any audit of the records of Paragon or any Paragon Fund or its transfer agent by One Group or its agents shall have revealed otherwise, either (i) Paragon and each Paragon Fund shall have taken all actions that in the reasonable opinion of One Group or Ropes & Gray are necessary to remedy any prior failure on the part of Paragon to have offered for sale and sold such shares in conformity with such laws or (ii) Paragon shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of One Group in amounts sufficient and upon terms satisfactory, in the opinion of One Group or its counsel, to indemnify One Group against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of Paragon to have offered and sold such shares in conformity with such laws.

        (p) Paragon shall have duly executed and delivered to One Group bills of sale, assignments, certificates and other instruments of transfer ("Transfer Documents") as One Group may deem necessary or desirable to transfer all of Paragon's and each Paragon Fund's entire right, title and interest in and to the Investments and all other assets of each Paragon Fund.

    10. CONDITIONS TO PARAGON'S OBLIGATIONS. The obligations of Paragon and each Paragon Fund hereunder shall be subject to the following conditions:

        (a) This Agreement shall have been adopted and the transactions contemplated hereby, including the liquidation and dissolution of the Paragon Funds, shall have been approved as described in Section 8(a).

        (b) One Group shall have furnished to Paragon a Statement of each One Group Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on One Group's behalf by its President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of any One Group Fund since December 31, 1995, other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities, changes due to net redemptions, dividends paid or losses from operations.

        (c) One Group shall have executed and delivered to Paragon an Assumption of Liabilities dated as of the Exchange Date pursuant to which each One Group Fund will assume all of the liabilities of the corresponding Paragon Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement.

        (d) As of the Valuation Time and as of the Exchange Date, all representations and warranties of One Group and each One Group Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, One Group and each One Group Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates, and One Group shall have furnished to Paragon a statement, dated the Exchange Date, signed by One Group's President (or any Vice President) and Treasurer certifying those facts as of such dates.

        (e) There shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

        (f) Paragon shall have received an opinion of Ropes & Gray, in form reasonably satisfactory to Paragon and dated the Exchange Date, to the effect that (i) One Group is a business trust and validly existing in conformity with the laws of The Commonwealth of Massachusetts, and, (to the knowledge of such counsel), neither One Group nor any One Group Fund is required to qualify to do business as a foreign association in any jurisdiction, (ii) the Shares to be delivered to Paragon as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by One Group and no shareholder of One Group has any preemptive right to subscription or purchase in respect thereof, (iii) this Agreement has been duly authorized, executed and delivered by One Group and, assuming that the Prospectus, the Registration Statement and the Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by Paragon, is a valid and binding obligation of One Group, (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate One Group's Declaration of Trust, as amended, or Code of Regulations, or any provision of any agreement known to such counsel to which One Group or any One Group Fund is a party or by which it is bound, it being understood that with respect to investment restrictions as contained in One Group's
    Declaration of Trust, as amended, Code of Regulations or then-current prospectus or statement of additional information of each One Group Fund, such counsel may rely upon a certificate of an officer of One Group whose responsibility it is to advise One Group with respect to such matters, (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by One Group or any One Group Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws and the H-S-R Act and it being understood that such opinion shall not be deemed to apply to Paragon's compliance obligations under the 1933 Act, 1934 Act, 1940 Act, state securities or blue sky laws and the H-S-R Act; and (vi) the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

        (g) Paragon shall have received an opinion of Ropes & Gray addressed to Paragon, each Paragon Fund, and in a form reasonably satisfactory to Paragon dated the Exchange Date, with respect to the matters specified in Section 9(g) of this Agreement.

        (h) All proceedings taken by One Group in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Paragon and Hale and Dorr.

        (i) The Registration Statement shall have become effective under the 1933 Act and applicable blue sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Paragon, contemplated by the Commission or any state regulatory authority.

    11. INDEMNIFICATION. (a) The Paragon Funds will indemnify and hold harmless One Group, its trustees and its officers (for purposes of this subsection, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to Paragon or any Paragon Fund contained in the Registration Statement, the Prospectus or the Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to Paragon or any Paragon Fund required to be stated therein or necessary to make the statements relating to Paragon or any Paragon Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding or threatened claim, action, suit or proceeding made with the prior consent of Paragon. The Indemnified Parties will notify Paragon in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 11(a). Paragon shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Paragon elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Paragon Funds' obligation under this Section 11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Paragon Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11(a) without the necessity of the Indemnified Parties first paying the same.

    (b) The One Group Funds will indemnify and hold harmless Paragon, its trustees and its officers (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to One Group or any One Group Fund contained in the Registration Statement, the Prospectus or the Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to One Group or any One Group Fund required to be stated therein or necessary to make the statements relating to One Group or any One Group Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or proceeding, or threatened claim, action, suit or proceeding made with the prior consent of One Group. The Indemnified Parties will notify One Group in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against any Indemnified Party as to any matters covered by this Section 11(b). One Group shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 11(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and, if One Group elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The One Group Funds' obligation under this Section 11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the One Group Funds will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 11(b) without the necessity of the Indemnified Parties first paying the same.

    12. NO BROKER, ETC. Each of One Group and Paragon represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

    13. TERMINATION. One Group and Paragon may, by mutual consent of their respective trustees, terminate this Agreement, and One Group or Paragon, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by June 30, 1996, this Agreement shall automatically terminate on that date unless a later date is agreed to by One Group and Paragon.

    Notwithstanding any other provision in this Agreement, in the event shareholder approval of this Agreement and the transactions contemplated by this Agreement is obtained with respect to only one or more Paragon Funds but not all of the Paragon Funds, One Group and Paragon agree to consummate those transactions with respect to those Paragon Funds whose shareholders have approved this Agreement and those transactions.

    In the event that shareholder approval of this Agreement and the transactions contemplated by this Agreement is required, but not obtained with respect to only one class of shares of a Paragon Fund, the transaction with respect to that Paragon Fund will not be consummated unless and until shareholder approval is obtained with respect to both classes.

    14. RULE 145. Pursuant to Rule 145 under the 1933 Act, One Group will, in connection with the issuance of any Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145 (c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

    "THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE ONE GROUP OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE

    SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE ONE GROUP SUCH REGISTRATION IS NOT REQUIRED."

and, further, One Group will issue stop transfer instructions to One Group's transfer agent with respect to such shares. Paragon will provide One Group on the Exchange Date with the name of any shareholder of the Paragon Funds who is to the knowledge of Paragon an affiliate of Paragon on such date.

    15. COVENANTS, ETC. DEEMED MATERIAL. All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

    16. SOLE AGREEMENT; AMENDMENTS. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

    17. AGREEMENT AND DECLARATION OF TRUST. Paragon Portfolio is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "The Paragon Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Paragon personally, but bind only the assets of Paragon, and all persons dealing with any of the series or funds of Paragon, such as the Paragon Funds, must look solely to the assets of Paragon belonging to such series or funds for the enforcement of any claims against Paragon.

    The names "The One Group-Registered Trademark-" and "Trustees of The One Group-Registered Trademark-" refer respectively to One Group and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated May 23, 1985 to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "The One Group-Registered Trademark-" entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of One Group personally, but bind only the assets of One Group such as the One Group Funds, must look solely to the assets of One Group belonging to such series for the enforcement of any claims against One Group.

    This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.

                                          PARAGON PORTFOLIO

                                          By: ________Michael J. Richman________

                                          THE ONE GROUP-Registered Trademark-

                                          By: __________Mark A. Dillon__________

                       PARAGON TREASURY MONEY MARKET FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS A SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Paragon Treasury Money Market Fund ("Paragon Money Market") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Money Market which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Money Market will be transferred to The One Group U.S. Treasury Securities Money Market Fund ("One Group Money Market") in return for Class A and Fiduciary class shares of One Group Money Market, followed by the dissolution and liquidation of Paragon Money Market, and the distribution of shares of One Group Money Market to the shareholders of Paragon Money Market.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                       PARAGON TREASURY MONEY MARKET FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS B SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of the Paragon Treasury Money Market Fund ("Paragon Money Market") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Money Market which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Money Market will be transferred to The One Group U.S. Treasury Securities Money Market Fund ("One Group Money Market") in return for Class A and Fiduciary class shares of One Group Money Market, followed by the dissolution and liquidation of Paragon Money Market, and the distribution of shares of One Group Money Market to the shareholders of Paragon Money Market.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                       PARAGON SHORT-TERM GOVERNMENT FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS A SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Short-Term Government Fund ("Paragon Government") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Government which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Government will be transferred to The One Group Limited Volatility Bond Fund ("One Group Limited Volatility") in return for Class A, Class B and Fiduciary class shares of One Group Limited Volatility, followed by the dissolution and liquidation of Paragon Government, and the distribution of shares of One Group Limited Volatility to the shareholders of Paragon Government.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                       PARAGON SHORT-TERM GOVERNMENT FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS B SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Short-Term Government Fund ("Paragon Government") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Government which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Government will be transferred to The One Group Limited Volatility Bond Fund ("One Group Limited Volatility") in return for Class A, Class B and Fiduciary class shares of One Group Limited Volatility, followed by the dissolution and liquidation of Paragon Government, and the distribution of shares of One Group Limited Volatility to the shareholders of Paragon Government.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                      PARAGON INTERMEDIATE-TERM BOND FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS A SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Intermediate Term Bond Fund ("Paragon Bond") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Intermediate which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Bond will be transferred to The One Group Government Bond Fund ("One Group Bond") in return for Class A, Class B and Fiduciary class shares of One Group Bond, followed by the dissolution and liquidation of Paragon Bond, and the distribution of shares of One Group Bond to the shareholders of Paragon Bond.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                      PARAGON INTERMEDIATE-TERM BOND FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS B SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Intermediate Term Bond Fund ("Paragon Bond") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Intermediate which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Bond will be transferred to The One Group Government Bond Fund ("One Group Bond") in return for Class A, Class B and Fiduciary class shares of One Group Bond, followed by the dissolution and liquidation of Paragon Bond, and the distribution of shares of One Group Bond to the shareholders of Paragon Bond.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                        PARAGON VALUE EQUITY INCOME FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS A SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Value Equity Income Fund ("Paragon Equity") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Equity which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Equity will be transferred to The One Group Income Equity Fund ("One Group Equity") in return for Class A, Class B and Fiduciary class shares of One Group Equity, followed by the dissolution and liquidation of Paragon Equity, and the distribution of shares of One Group Equity to the shareholders of Paragon Equity.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                        PARAGON VALUE EQUITY INCOME FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS B SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Value Equity Income Fund ("Paragon Equity") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Equity which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Equity will be transferred to The One Group Income Equity Fund ("One Group Equity") in return for Class A, Class B and Fiduciary class shares of One Group Equity, followed by the dissolution and liquidation of Paragon Equity, and the distribution of shares of One Group Equity to the shareholders of Paragon Equity.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                        PARAGON LOUISIANA TAX-FREE FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS A SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Louisiana Tax-Free Fund ("Paragon Louisiana") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Louisiana which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Louisiana will be transferred to The One Group Louisiana Municipal Bond Fund ("One Group Louisiana") in return for Class A, Class B and Fiduciary class shares of One Group Louisiana, followed by the dissolution and liquidation of Paragon Louisiana, and the distribution of shares of One Group Louisiana to the shareholders of Paragon Louisiana.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                        PARAGON LOUISIANA TAX-FREE FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS B SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Louisiana Tax-Free Fund ("Paragon Louisiana") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Louisiana which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Louisiana will be transferred to The One Group Louisiana Municipal Bond Fund ("One Group Louisiana") in return for Class A, Class B and Fiduciary class shares of One Group Louisiana, followed by the dissolution and liquidation of Paragon Louisiana, and the distribution of shares of One Group Louisiana to the shareholders of Paragon Louisiana.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                           PARAGON VALUE GROWTH FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS A SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Value Growth Fund ("Paragon Growth") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Growth which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Growth will be transferred to The One Group Value Growth Fund ("One Group Growth") in return for Class A, Class B and Fiduciary class shares of One Group Growth, followed by the dissolution and liquidation of Paragon Growth, and the distribution of shares of One Group Growth to the shareholders of Paragon Growth.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                           PARAGON VALUE GROWTH FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS B SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Value Growth Fund ("Paragon Growth") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Growth which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Growth will be transferred to The One Group Value Growth Fund ("One Group Growth") in return for Class A, Class B and Fiduciary class shares of One Group Growth, followed by the dissolution and liquidation of Paragon Growth, and the distribution of shares of One Group Growth to the shareholders of Paragon Growth.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                         PARAGON GULF SOUTH GROWTH FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS A SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Gulf South Growth Fund ("Paragon Gulf South") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Gulf South which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Gulf South will be transferred to The One Group Gulf South Growth Fund ("One Group Gulf South") in return for Class A, Class B and Fiduciary class shares of One Group Gulf South, followed by the dissolution and liquidation of Paragon Gulf South, and the distribution of shares of One Group Gulf South to the shareholders of Paragon Gulf South.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                         PARAGON GULF SOUTH GROWTH FUND
                  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS,
                                 MARCH 25, 1996
                                 CLASS B SHARES

    THIS PROXY IS SOLICITED ON BEHALF OF THE TRUSTEES OF PARAGON PORTFOLIO.

    The undersigned hereby appoints Michael Richman, Scott Gilman, John Mosior and Nancy Mucker each of them with full power of substitution as proxies of the undersigned, to vote, as designated below, at the Special Meeting of Shareholders of Paragon Gulf South Growth Fund ("Paragon Gulf South") on March 25, 1996 at 9:00 am., Central standard time, and at any adjournments thereof, all of the shares of beneficial interest in Paragon Gulf South which the undersigned would be entitled to vote upon the following matter if personally present.

    1. Approval of an Agreement and Plan of Reorganization pursuant to which all of the assets and liabilities of Paragon Gulf South will be transferred to The One Group Gulf South Growth Fund ("One Group Gulf South") in return for Class A, Class B and Fiduciary class shares of One Group Gulf South, followed by the dissolution and liquidation of Paragon Gulf South, and the distribution of shares of One Group Gulf South to the shareholders of Paragon Gulf South.

    FOR      AGAINST    ABSTAIN
    / /        / /        / /

    THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSAL (1). IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER MATTERS AS MAY PROPERLY COME BEFORE THE MEETING. THE TRUSTEES RECOMMEND A VOTE FOR THE PROPOSAL ON THE REVERSE SIDE.

    NOTE: Please sign exactly as the name appears on this card. EACH Joint owner must sign the proxy. When signing as executor, administrator, attorney, trustee or guardian, or as custodian for a minor, please give the FULL title of such. If a corporation, please give the FULL corporate name and indicate the signer's office. If a partner, please sign in the partnership name.

                                          --------------------------------------
                                               Signature of Shareholder(s)

                                          --------------------------------------
                                               Signature of Shareholder(s)
                                          Dated: _______________________ , 1996.

               PLEASE EXECUTE, SIGN, DATE, AND RETURN THIS PROXY
                      PROMPTLY USING THE ENCLOSED ENVELOPE

                                 THE ONE GROUP
                      STATEMENT OF ADDITIONAL INFORMATION

    This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") of The One Group dated February 22, 1996 relating to the transfer of the assets and liabilities of Paragon Treasury Money Market Fund, Paragon Short-Term Government Fund, Paragon Intermediate-Term Bond Fund, Paragon Value Equity Income Fund, Paragon Louisiana Fund Tax-Free Fund, Paragon Value Growth Fund, and Paragon Gulf South Fund to One Group Money Market, One Group Limited Volatility, One Group Bond, One Group Equity, One Group Louisiana, One Group Growth and One Group Gulf South, respectively. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained, without charge, by writing The One Group Services Company, 3435 Stelzer Road, Columbus, Oh 43219, or by calling 1-800-554-3862.

    The Statement of Additional Information for The One Group dated November 1, 1995, as amended February 7, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information for Paragon Portfolio dated March 30, 1995 has been filed with the Securities and Exchange Commission and is incorporated herein by reference.

    Unaudited financial statements for Paragon Money Market, Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth and Paragon Gulf South for the period ended May 31, 1995, are contained in the Paragon Portfolio Semi-Annual Report, which was filed with the Securities and Exchange Commission and is incorprated herein by reference.

   THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS FEBRUARY 22, 1996.

                               TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                -----
Financial Statements of the Combined Funds on a pro-forma basis for the periods ended June 30, 1995 (One
 Group Money Market, Paragon Money Market, One Group Limited Volatility, Paragon Government, One Group
 Bond, Paragon Bond, One Group Equity and Paragon Equity) and May 31, 1995 (One Group Louisiana, Paragon
 Louisiana, One Group Growth, Paragon Growth, One Group Gulf South and Paragon Gulf South).................

                               PARAGON PORTFOLIO
                       PARAGON TREASURY MONEY MARKET FUND
                       PARAGON SHORT-TERM GOVERNMENT FUND
                      PARAGON INTERMEDIATE-TERM BOND FUND
                        PARAGON VALUE EQUITY INCOME FUND
                        PARAGON LOUISIANA TAX-FREE FUND
                           PARAGON VALUE GROWTH FUND
                         PARAGON GULF SOUTH GROWTH FUND
                                 THE ONE GROUP
              ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
                     ONE GROUP LIMITED VOLATILITY BOND FUND
                         ONE GROUP GOVERNMENT BOND FUND
                          ONE GROUP INCOME EQUITY FUND
                    ONE GROUP LOUISIANA MUNICIPAL BOND FUND
                          ONE GROUP VALUE GROWTH FUND
                        ONE GROUP GULF SOUTH GROWTH FUND

INTRODUCTION TO PROPOSED FUND MERGERS
    The accompanying unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations and Schedules of Portfolio Investments and the Financial Highlights reflect the accounts of Paragon Portfolios: Treasury Money Market Fund, Short-Term Government Fund, Intermediate-Term Bond Fund and Value Equity Income Fund and The One Group: U.S. Treasury Securities Money Market Fund, Limited Volatility Bond Fund, Government Bond Fund and Income Equity Fund as of and for the year ended June 30, 1995 and Paragon Portfolios:
Louisiana Tax-Free Fund, Value Growth Fund and Gulf South Growth Fund and The One Group: Louisiana Municipal Bond Fund, Value Growth Fund and Gulf South Growth Fund as of and for the year ended May 31, 1995. These statements have been derived from the funds' books and records utilized in calculating daily net asset value at June 30,1995 and at May 31, 1995, respectively.

--------------------------------------------------------------------------------

PARAGON TREASURY MONEY MARKET FUND
THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES            JUNE 30, 1995
(Unaudited)

                                                                           (Amounts in Thousands except per Share Amounts)

                                                                        TREASURY
                                                                         MONEY     U.S. TREASURY      PRO FORMA    PRO FORMA
                                                                         MARKET   SECURITIES MONEY   ADJUSTMENTS    COMBINED
                                                                          FUND      MARKET FUND       (NOTE 1)      (NOTE 1)
                                                                        --------  ----------------   -----------   ----------
ASSETS:
Investments, at value.................................................  $63,376      $  353,385       $            $ 416,761
Repurchase agreements.................................................  236,900         928,810                    1,165,710
                                                                        --------  ----------------   -----------   ----------
                                                                        300,276       1,282,195                    1,582,471
Cash..................................................................       22                                           22
Interest receivable...................................................      369             219                          588
Receivable for capital shares issued..................................      170                                          170
Receivable from advisor...............................................                      167                          167
Prepaid expenses and other assets.....................................       21              36                           57
                                                                        --------  ----------------   -----------   ----------
TOTAL ASSETS..........................................................  300,858       1,282,617              0     1,583,475
                                                                        --------  ----------------   -----------   ----------
LIABILITIES:
Dividends payable.....................................................    1,458           5,248                        6,706
Payable for capital shares redeemed...................................       11                                           11
Cash overdraft........................................................                        1                            1
Accrued expenses and other payables:
    Investment advisory fees..........................................       50             357                          407
    Administration fees...............................................       38             171                          209
    12b-1 fees (Class A)..............................................                       26                           26
    Transfer agent fees...............................................       15                                           15
    Other.............................................................       36                                           36
                                                                        --------  ----------------   -----------   ----------
TOTAL LIABILITIES.....................................................    1,608           5,803              0         7,411
                                                                        --------  ----------------   -----------   ----------
NET ASSETS:
Capital...............................................................  299,187       1,276,812                    1,575,999
Accumulated undistributed (distributions in excess of) net investment
 income...............................................................       63              27                           90
Accumulated undistributed net realized losses from investment
 transactions.........................................................                      (25)                         (25 )
                                                                        --------  ----------------   -----------   ----------
NET ASSETS............................................................  $299,250     $1,276,814       $      0     $1,576,064
                                                                        --------  ----------------   -----------   ----------
                                                                        --------  ----------------   -----------   ----------
Net Assets
    Fiduciary.........................................................               $1,178,091         32,912     $1,211,003
    Class A...........................................................  299,250          98,723        (32,912)      365,061
                                                                        --------  ----------------                 ----------
                                                                        $299,250     $1,276,814                    $1,576,064
                                                                        --------  ----------------                 ----------
                                                                        --------  ----------------                 ----------
Outstanding units of beneficial interest (shares)
    Fiduciary.........................................................                1,178,070         32,912     1,210,982
    Class A...........................................................  299,200          98,740        (32,912)      365,028
                                                                        --------  ----------------   -----------   ----------
                                                                        299,200       1,276,810              0     1,576,010
                                                                        --------  ----------------   -----------   ----------
                                                                        --------  ----------------   -----------   ----------
Net asset value--offering and redemption price per share..............  $  1.00      $     1.00                    $    1.00
                                                                        --------  ----------------                 ----------
                                                                        --------  ----------------                 ----------
Investments, at cost..................................................  $300,276     $1,282,195                    $1,582,471
                                                                        --------  ----------------                 ----------
                                                                        --------  ----------------                 ----------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON SHORT-TERM GOVERNMENT FUND
THE ONE GROUP LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES            JUNE 30, 1995
(Unaudited)

                                            (Amounts in Thousands except per Share Amounts)

                                          SHORT-TERM    LIMITED      PRO FORMA     PRO FORMA
                                          GOVERNMENT   VOLATILITY   ADJUSTMENTS    COMBINED
                                             FUND      BOND FUND     (NOTE 1)      (NOTE 1)
                                          ----------   ----------   -----------   -----------
ASSETS:
Investments, at value...................  $122,737     $409,960      $             $532,697
Repurchase agreements...................     7,245       15,252                      22,497
                                          ----------   ----------   -----------   -----------
                                           129,982      425,212                     555,194
Cash....................................         4                                        4
Interest receivable.....................     1,260        5,461                       6,721
Receivable for capital shares issued....       225        1,469                       1,694
Receivable from adviser.................                    111                         111
Deferred organization costs.............                      3                           3
Prepaid expenses and other assets.......         2            2                           4
                                          ----------   ----------   -----------   -----------
TOTAL ASSETS............................   131,473      432,258             0       563,731
                                          ----------   ----------   -----------   -----------
LIABILITIES:
Dividends payable.......................       534        1,318                       1,852
Payable to brokers for investments
  purchased.............................                  3,346                       3,346
Payable for capital shares redeemed.....       127          364                         491
Cash overdraft..........................                    741                         741
Accrued expenses and other payables:
    Investment advisory fees............        54          209                         263
    Administration fees.................                     58                          58
    12b-1 fees (Class A)................                      3                           3
    12b-1 fees (Class B)................                      2                           2
    Transfer agent fees.................        23                                       23
    Other...............................        72           49                         121
                                          ----------   ----------   -----------   -----------
TOTAL LIABILITIES.......................       810        6,090             0         6,900
                                          ----------   ----------   -----------   -----------
NET ASSETS:
Capital.................................   132,933      427,533                     560,466
Distributions in excess of net
  investment income.....................                   (122)                       (122)
Accumulated undistributed net realized
  losses from investment transactions...    (1,174)      (7,604)                     (8,778)
Net unrealized appreciation
  (depreciation) from investments.......    (1,096)       6,361                       5,265
                                          ----------   ----------   -----------   -----------
NET ASSETS..............................  $130,663     $426,168      $      0      $556,831
                                          ----------   ----------   -----------   -----------
                                          ----------   ----------   -----------   -----------
Net Assets
    Fiduciary...........................  $            $410,746      $ 44,305      $455,051
    Class A.............................   130,355       12,516       (44,305)       98,566
    Class B.............................       308        2,906                       3,214
                                          ----------   ----------   -----------   -----------
                                          $130,663     $426,168      $      0      $556,831
                                          ----------   ----------   -----------   -----------
                                          ----------   ----------   -----------   -----------
Outstanding units of beneficial interest
  (shares)
    Fiduciary...........................                 38,999         4,208        43,207
    Class A.............................    12,902        1,189        (4,727)        9,364
    Class B.............................        30          274            (1)          303
                                          ----------   ----------   -----------   -----------
                                            12,932       40,462          (520)       52,874
                                          ----------   ----------   -----------   -----------
                                          ----------   ----------   -----------   -----------
Net asset value
    Fiduciary--offering and redemption
      price per share...................                 $10.53                      $10.53
                                                       ----------                 -----------
                                                       ----------                 -----------
    Class A--redemption price per
      share.............................    $10.10       $10.52                      $10.52
                                          ----------   ----------                 -----------
                                          ----------   ----------                 -----------
    Class B--offering price per share
      (a)...............................    $10.11       $10.60                      $10.60
                                          ----------   ----------                 -----------
                                          ----------   ----------                 -----------
                                              4.50%        4.50%                       4.50%
Maximum Sales Charge....................
                                          ----------   ----------                 -----------
                                          ----------   ----------                 -----------
Maximum Offering Price
  (100%/(100%--Maximum Sales Charge) of
  net asset value adjusted to nearest
  cent) per share (Class A).............    $10.58       $11.02                      $11.02
                                          ----------   ----------                 -----------
                                          ----------   ----------                 -----------
Investments, at cost....................  $131,078     $418,851                    $549,929
                                          ----------   ----------                 -----------
                                          ----------   ----------                 -----------

-------------

(a) Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
   -----------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES            JUNE 30, 1995
(Unaudited)

                                                               (Amounts in Thousands except per Share Amounts)

                                                            INTERMEDIATE-  GOVERNMENT    PRO FORMA     PRO FORMA
                                                             TERM BOND        BOND      ADJUSTMENTS    COMBINED
                                                                FUND          FUND        (NOTE 1)     (NOTE 1)
                                                            ------------  ------------  ------------  -----------
ASSETS:
Investments, at value.....................................   $ 295,145     $ 371,122     $             $ 666,267
Repurchase agreements.....................................      18,205        16,852                      35,057
                                                            ------------  ------------  ------------  -----------
                                                               313,350       387,974                     701,324
Cash......................................................           2                                         2
Interest receivable.......................................       4,102         3,676                       7,778
Receivable for capital shares issued......................          16         1,484                       1,500
Receivable from adviser...................................                         6                           6
Deferred organization costs...............................                         9                           9
Prepaid expenses and other assets.........................          11            35                          46
                                                            ------------  ------------  ------------  -----------
TOTAL ASSETS..............................................     317,481       393,184             0       710,665
                                                            ------------  ------------  ------------  -----------
LIABILITIES:
Dividends payable.........................................       1,689         1,191                       2,880
Payable for capital shares redeemed.......................           3           898                         901
Cash overdraft............................................                       425                         425
Accrued expenses and other payables:
    Investment advisory fees..............................         125           143                         268
    Administration fees...................................          39            53                          92
    12b-1 fees (Class A)..................................                         2                           2
    12b-1 fees (Class B)..................................                         2                           2
    Transfer agent fees...................................          17                                        17
    Other.................................................          69             1                          70
                                                            ------------  ------------  ------------  -----------
TOTAL LIABILITIES.........................................       1,942         2,715             0         4,657
                                                            ------------  ------------  ------------  -----------
NET ASSETS:
Capital...................................................     315,270       396,664                     711,934
Undistributed (distributions in excess of) net investment
  income..................................................         280          (302)                        (22)
Accumulated undistributed net realized losses from
  investment transactions.................................      (4,336)      (13,541)                    (17,877)
Net unrealized appreciation from investments..............       4,325         7,648                      11,973
                                                            ------------  ------------  ------------  -----------
NET ASSETS................................................   $ 315,539     $ 390,469     $       0     $ 706,008
                                                            ------------  ------------  ------------  -----------
                                                            ------------  ------------  ------------  -----------
Net Assets
    Fiduciary.............................................   $             $ 379,826     $ 122,771     $ 502,597
    Class A...............................................     314,751         8,130      (122,771)      200,110
    Class B...............................................         788         2,513                       3,301
                                                            ------------  ------------  ------------  -----------
                                                             $ 315,539     $ 390,469     $       0     $ 706,008
                                                            ------------  ------------  ------------  -----------
                                                            ------------  ------------  ------------  -----------
Outstanding units of beneficial interest (shares)
    Fiduciary.............................................                    38,720        12,515        51,235
    Class A...............................................      30,682           828       (11,107)       20,403
    Class B...............................................          77           256             4           337
                                                            ------------  ------------  ------------  -----------
                                                                30,759        39,804         1,412        71,975
                                                            ------------  ------------  ------------  -----------
                                                            ------------  ------------  ------------  -----------
Net asset value
    Fiduciary--offering and redemption price per share....                    $ 9.81                      $ 9.81
                                                                          ------------                -----------
                                                                          ------------                -----------
    Class A--redemption price per share...................      $10.26        $ 9.81                      $ 9.81
                                                            ------------  ------------                -----------
                                                            ------------  ------------                -----------
    Class B--offering price per share (a).................      $10.33        $ 9.81                      $ 9.81
                                                            ------------  ------------                -----------
                                                            ------------  ------------                -----------
                                                                 4.50%          4.50%                       4.50%
Maximum Sales Charge......................................
                                                            ------------  ------------                -----------
                                                            ------------  ------------                -----------
Maximum Offering Price (100%/(100%--Maximum Sales Charge)
  of net asset value adjusted to nearest cent) per share
  (Class A)...............................................      $10.74        $10.27                      $10.27
                                                            ------------  ------------                -----------
                                                            ------------  ------------                -----------
Investments, at cost......................................   $ 309,025     $ 380,326                   $ 689,351
                                                            ------------  ------------                -----------
                                                            ------------  ------------                -----------

------------
(a) Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON VALUE EQUITY INCOME FUND
THE ONE GROUP INCOME EQUITY FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES            JUNE 30, 1995
(Amounts in Thousands Except Per Share Amounts)
(Unaudited)

                                                                            VALUE
                                                                            EQUITY      INCOME      PRO FORMA     PRO FORMA
                                                                            INCOME      EQUITY     ADJUSTMENTS    COMBINED
                                                                             FUND        FUND       (NOTE 1)      (NOTE 1)
                                                                          ----------  ----------  -------------  -----------
ASSETS:
Investments, at value...................................................  $ 118,417   $ 186,634    $              $ 305,051
Repurchase agreements...................................................      1,675       1,416                       3,091
                                                                          ----------  ----------  -------------  -----------
                                                                            120,092     188,050                     308,142
Cash....................................................................          2                                       2
Interest and dividends receivable.......................................        546         675                       1,221
Receivable from brokers for investments sold............................        162                                     162
Receivable for capital shares issued....................................        254         404                         658
Deferred organization costs.............................................                      2                           2
Prepaid expenses and other assets.......................................          7          66                          73
                                                                          ----------  ----------  -------------  -----------
TOTAL ASSETS............................................................    121,063     189,197             0       310,260
                                                                          ----------  ----------  -------------  -----------
LIABILITIES:
Dividends payable.......................................................        231         198                         429
Payable for capital shares redeemed.....................................                    643                         643
Cash overdraft..........................................................                     30                          30
Accrued expenses and other payables:
    Investment advisory fees............................................         60         115                         175
    Administration fees.................................................         18          26                          44
    12b-1 fees (Class A)................................................                      3                           3
    12b-1 fees (Class B)................................................                      2                           2
    Transfer agent fees.................................................         16                                      16
    Other...............................................................         35                                      35
                                                                          ----------  ----------  -------------  -----------
TOTAL LIABILITIES.......................................................        360       1,017             0         1,377
                                                                          ----------  ----------  -------------  -----------
NET ASSETS:
Capital.................................................................     96,095     141,600                     237,695
Undistributed (distributions in excess of) net investment income........         (1)         41                          40
Accumulated undistributed net realized gains from investment
  transactions..........................................................      2,140       6,380                       8,520
Net unrealized appreciation from investments............................     22,469      40,159                      62,628
                                                                          ----------  ----------  -------------  -----------
NET ASSETS..............................................................  $ 120,703   $ 188,180    $        0     $ 308,883
                                                                          ----------  ----------  -------------  -----------
                                                                          ----------  ----------  -------------  -----------
Net Assets
    Fiduciary...........................................................  $           $ 170,919    $   51,769     $ 222,688
    Class A.............................................................    120,400      13,793       (51,769)       82,424
    Class B.............................................................        303       3,468                       3,771
                                                                          ----------  ----------  -------------  -----------
                                                                          $ 120,703   $ 188,180    $        0     $ 308,883
                                                                          ----------  ----------  -------------  -----------
                                                                          ----------  ----------  -------------  -----------
Outstanding units of beneficial interest (shares)
    Fiduciary...........................................................                 11,297         3,422        14,719
    Class A.............................................................      8,998         913        (4,456)        5,455
    Class B.............................................................         23         229            (3)          249
                                                                          ----------  ----------  -------------  -----------
                                                                              9,021      12,439        (1,037)       20,423
                                                                          ----------  ----------  -------------  -----------
                                                                          ----------  ----------  -------------  -----------
Net asset value
    Fiduciary--offering and redemption price per share..................                 $15.13                      $15.13
                                                                          ----------  ----------                 -----------
                                                                          ----------  ----------                 -----------
    Class A--redemption price per share.................................     $13.38      $15.11                      $15.11
                                                                          ----------  ----------                 -----------
                                                                          ----------  ----------                 -----------
    Class B--offering price per share...................................     $13.40      $15.14                      $15.14
                                                                          ----------  ----------                 -----------
                                                                          ----------  ----------                 -----------
Maximum Sales Charge....................................................       4.50%       4.50%                       4.50%
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of net asset
  value adjusted to nearest cent) per share (Class A)...................     $14.01      $15.82                      $15.82
                                                                          ----------  ----------                 -----------
                                                                          ----------  ----------                 -----------
Investments, at cost....................................................  $  97,623   $ 147,891                   $ 245,514
                                                                          ----------  ----------                 -----------
                                                                          ----------  ----------                 -----------

------------
(a) Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON LOUISIANA TAX-FREE FUND
THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES             MAY 31, 1995
(Unaudited)

                                                                                    LOUISIANA       PRO FORMA        PRO FORMA
                                                                      LOUISIANA     MUNICIPAL      ADJUSTMENTS       COMBINED
                                                                    TAX-FREE FUND   BOND FUND        (NOTE 1)        (NOTE 1)
                                                                    -------------  ------------  ----------------  -------------
ASSETS:
Investments, at value.............................................  $192,231,927    $       0       $              $192,231,927
Repurchase agreements.............................................
                                                                    -------------       -----           -----      -------------
                                                                     192,231,927                                    192,231,927
Cash..............................................................       563,395                                        563,395
Interest receivable...............................................     3,251,444                                      3,251,444
Receivable for capital shares issued..............................        46,630                                         46,630
Prepaid expenses and other assets.................................         2,363                                          2,363
                                                                    -------------       -----           -----      -------------
TOTAL ASSETS......................................................   196,095,759            0               0       196,095,759
                                                                    -------------       -----           -----      -------------
LIABILITIES:
Dividends payable.................................................       648,737                                        648,737
Payable to brokers for investments purchased......................     1,867,217                                      1,867,217
Payable for capital shares redeemed...............................        58,164                                         58,164
Accrued expenses and other payables:
    Investment advisory fees......................................        67,295                                         67,295
    Administration fees...........................................        16,821                                         16,821
    12b-1 fees (Class A)..........................................                                                            0
    12b-1 fees (Class B)..........................................                                                            0
    Transfer agent fees...........................................        25,039                                         25,039
    Other.........................................................        90,040                                         90,040
                                                                    -------------       -----           -----      -------------
TOTAL LIABILITIES.................................................     2,773,313            0               0         2,773,313
                                                                    -------------       -----           -----      -------------
NET ASSETS:
Capital...........................................................   190,800,935                                    190,800,935
Accumulated undistributed net realized losses from investment
  transactions....................................................      (748,781)                                      (748,781)
Net unrealized appreciation from investments......................     3,270,292                                      3,270,292
                                                                    -------------       -----           -----      -------------
NET ASSETS........................................................  $193,322,446    $       0       $       0      $193,322,446
                                                                    -------------       -----           -----      -------------
                                                                    -------------       -----           -----      -------------
Net Assets
    Class A.......................................................  $192,392,293    $       0                      $192,392,293
    Class B.......................................................       930,153            0                           930,153
                                                                    -------------       -----                      -------------
                                                                    $193,322,446    $       0                      $193,322,446
                                                                    -------------       -----                      -------------
                                                                    -------------       -----                      -------------
Outstanding units of beneficial interest (shares)
    Class A.......................................................    18,165,248                                     18,165,248
    Class B.......................................................        87,823                                         87,823
                                                                    -------------       -----                      -------------
                                                                      18,253,071            0                        18,253,071
                                                                    -------------       -----                      -------------
                                                                    -------------       -----                      -------------
Net asset value
    Class A--redemption price per share...........................        $10.59            $                            $10.59
                                                                    -------------       -----                      -------------
                                                                    -------------       -----                      -------------
    Class B--offering price per share (a).........................        $10.62            $                            $10.62
                                                                    -------------       -----                      -------------
                                                                    -------------       -----                      -------------
Maximum Sales Charge..............................................          4.50%        4.50%                             4.50%
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of net
  asset value adjusted to nearest cent) per share (Class A).......        $11.09        $0.00                            $11.09
                                                                    -------------       -----                      -------------
                                                                    -------------       -----                      -------------
Investments, at cost..............................................  $188,961,635    $                              $188,961,635
                                                                    -------------       -----                      -------------
                                                                    -------------       -----                      -------------

------------
(a) Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON VALUE GROWTH FUND

THE ONE GROUP VALUE GROWTH FUND
--------------------------------------------------------------------------------
PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES             MAY 31, 1995
(Unaudited)

                                                                                                PRO FORMA     PRO FORMA
                                                                       VALUE        VALUE      ADJUSTMENTS    COMBINED
                                                                    GROWTH FUND  GROWTH FUND    (NOTE 1)      (NOTE 1)
                                                                    -----------  -----------  -------------  -----------
ASSETS:
Investments, at value.............................................  $195,905,211 $         0   $             $195,905,211
Cash..............................................................        1,330                                    1,330
Interest and dividends receivable.................................      516,024                                  516,024
Receivable for capital shares issued..............................       37,801                                   37,801
Prepaid expenses and other assets.................................        3,106                                    3,106
                                                                    -----------  -----------  -------------  -----------
TOTAL ASSETS......................................................  196,463,472            0             0   196,463,472
                                                                    -----------  -----------  -------------  -----------
LIABILITIES:
Dividends payable.................................................       31,787                                   31,787
Payable to brokers for investments purchased......................    1,617,535                                1,617,535
Payable for capital shares redeemed...............................       16,189                                   16,189
Accrued expenses and other payables:
    Investment advisory fees......................................      106,859                                  106,859
    Administration fees...........................................       24,668                                   24,668
    12b-1 fees (Class A)..........................................                                                     0
    12b-1 fees (Class B)..........................................                                                     0
    Transfer agent fees...........................................       42,605                                   42,605
    Other.........................................................       36,650                                   36,650
                                                                    -----------  -----------  -------------  -----------
TOTAL LIABILITIES.................................................    1,876,293            0             0     1,876,293
                                                                    -----------  -----------  -------------  -----------
NET ASSETS:
Capital...........................................................  150,654,300                              150,654,300
Distributions in excess of net investment income..................       (2,478)                                  (2,478)
Accumulated undistributed net realized gains from investment
 transactions.....................................................    8,456,766                                8,456,766
Net unrealized appreciation from investments......................   35,478,591                               35,478,591
                                                                    -----------  -----------  -------------  -----------
NET ASSETS........................................................  $194,587,179 $         0   $         0   $194,587,179
                                                                    -----------  -----------  -------------  -----------
                                                                    -----------  -----------  -------------  -----------
Net Assets
    Class A.......................................................  $193,132,902 $         0                 $193,132,902
    Class B.......................................................    1,454,277            0                   1,454,277
                                                                    -----------  -----------                 -----------
                                                                    $194,587,179 $         0                 $194,587,179
                                                                    -----------  -----------                 -----------
                                                                    -----------  -----------                 -----------
Outstanding units of beneficial interest (shares)
    Class A.......................................................   12,964,665                               12,964,665
    Class B.......................................................       97,623                                   97,623
                                                                    -----------  -----------                 -----------
                                                                     13,062,288            0                  13,062,288
                                                                    -----------  -----------                 -----------
                                                                    -----------  -----------                 -----------
Net asset value
    Class A--redemption price per share...........................       $14.90            $                      $14.90
                                                                    -----------  -----------                 -----------
                                                                    -----------  -----------                 -----------
    Class B--offering price per share(a)..........................       $14.88            $                      $14.88
                                                                    -----------  -----------                 -----------
                                                                    -----------  -----------                 -----------
Maximum Sales Charge..............................................        4.50%        4.50%                       4.50%
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of net
 asset value adjusted to nearest cent) per share (Class A)........       $15.60                                   $15.60
                                                                    -----------                              -----------
                                                                    -----------                              -----------
                                                                    $160,426,620 $                           $160,426,620
Investments, at cost..............................................
                                                                    -----------  -----------                 -----------
                                                                    -----------  -----------                 -----------

------------
(a) Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON GULF SOUTH GROWTH FUND
THE ONE GROUP GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES             MAY 31, 1995
(Unaudited)

                                                                                              GULF
                                                                                              SOUTH      PRO FORMA     PRO FORMA
                                                                              GULF SOUTH     GROWTH     ADJUSTMENTS     COMBINED
                                                                             GROWTH FUND      FUND       (NOTE 1)       (NOTE 1)
                                                                             ------------   ---------   -----------   ------------
ASSETS:
Investments, at value......................................................  $87,892,875    $      0     $            $87,892,875
Cash.......................................................................        3,467                                    3,467
Interest and dividends receivable..........................................       17,753                                   17,753
Receivable from brokers for investments sold...............................      803,403
Receivable for capital shares issued.......................................       35,313                                   35,313
Deferred organization costs................................................        6,091                                    6,091
Prepaid expenses and other assets..........................................        1,088                                    1,088
                                                                             ------------   ---------   -----------   ------------
TOTAL ASSETS...............................................................   88,759,990           0            0      87,956,587
                                                                             ------------   ---------   -----------   ------------
LIABILITIES:
Payable to brokers for investments purchased...............................      256,250                                  256,250
Payable for capital shares redeemed........................................        9,716                                    9,716
Accrued expenses and other payables:
    Investment advisory fees...............................................       48,273                                   48,273
    Administration fees....................................................       11,140                                   11,140
    12b-1 fees (Class A)...................................................                                                     0
    12b-1 fees (Class B)...................................................                                                     0
    Transfer agent fees....................................................       18,152                                   18,152
    Other..................................................................       26,284                                   26,284
                                                                             ------------   ---------   -----------   ------------
TOTAL LIABILITIES..........................................................      369,815           0            0         369,815
                                                                             ------------   ---------   -----------   ------------
NET ASSETS:
Capital....................................................................   67,102,635                               67,102,635
Distributions in excess of net investment income...........................     (104,878)                                (104,878)
Accumulated undistributed net realized gains from investment transactions..    3,074,158                                3,074,158
Net unrealized appreciation from investments...............................   18,318,260                               18,318,260
                                                                             ------------   ---------   -----------   ------------
NET ASSETS.................................................................  $88,390,175    $      0     $      0     $87,586,772
                                                                             ------------   ---------   -----------   ------------
                                                                             ------------   ---------   -----------   ------------
Net Assets
                                                                             $87,356,267           $                  $87,356,267
    Class A................................................................
                                                                               1,033,908           0                    1,033,908
    Class B................................................................
                                                                             ------------   ---------                 ------------
                                                                             $88,390,175    $      0                  $88,390,175
                                                                             ------------   ---------                 ------------
                                                                             ------------   ---------                 ------------
Outstanding units of beneficial interest (shares)
    Class A................................................................    5,431,525                                5,431,525
    Class B................................................................       64,285                                   64,285
                                                                             ------------   ---------                 ------------
                                                                               5,495,810           0                    5,495,810
                                                                             ------------   ---------                 ------------
                                                                             ------------   ---------                 ------------
Net asset value
    Class A--redemption price per share....................................       $16.08           $                       $16.08
                                                                             ------------   ---------                 ------------
                                                                             ------------   ---------                 ------------
    Class B--offering price per share (a)..................................       $15.99           $                       $15.99
                                                                             ------------   ---------                 ------------
                                                                             ------------   ---------                 ------------
Maximum Sales Charge.......................................................         4.50%       4.50%                        4.50%
Maximum Offering Price (100%/(100%--Maximum Sales Charge) of net asset
  value adjusted to nearest cent) per share (Class A)......................       $16.84           $                       $16.84
                                                                             ------------   ---------                 ------------
                                                                             ------------   ---------                 ------------
Investments, at cost.......................................................  $69,574,615    $                         $69,574,615
                                                                             ------------   ---------                 ------------
                                                                             ------------   ---------                 ------------

------------
(a) Redemption price per Class B share varies based on length of time shares are held.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON TREASURY MONEY MARKET FUND
THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF OPERATIONS     FOR THE YEAR ENDED JUNE 30, 1995
(Unaudited)

                                                                             (Amounts in Thousands)

                                                                               U.S.
                                                                TREASURY     TREASURY
                                                                 MONEY      SECURITIES     PRO FORMA    PRO FORMA
                                                                 MARKET    MONEY MARKET   ADJUSTMENTS    COMBINED
                                                                  FUND         FUND        (NOTE 1)      (NOTE 1)
                                                               ----------  ------------  -------------  ----------
INVESTMENT INCOME:
Interest income..............................................  $  16,019    $  64,651     $             $  80,670
                                                               ----------  ------------       -----     ----------
TOTAL INCOME.................................................     16,019       64,651             0        80,670
                                                               ----------  ------------       -----     ----------
EXPENSES:
Investment advisory fees.....................................        586        4,214           440         5,240
Administration fees..........................................        439        2,030            53         2,522
12b-1 fees (Class A).........................................                     232                         232
Custodian and accounting fees................................         69          168                         237
Legal and audit fees.........................................         30          205                         235
Organization costs...........................................          9                                        9
Trustees' fees and expenses..................................          6           13                          19
Transfer agent fees..........................................         56           49                         105
Registration and filing fees.................................          2          279                         281
Printing costs...............................................                      30                          30
Other........................................................         38           70                         108
                                                               ----------  ------------       -----     ----------
Total expenses before waivers/reimbursements.................      1,235        7,290           493         9,018
Less waivers/reimbursements..................................                  (2,145)         (163)       (2,308)
                                                               ----------  ------------       -----     ----------
TOTAL EXPENSES...............................................      1,235        5,145           330         6,710
                                                               ----------  ------------       -----     ----------
Net Investment Income........................................     14,784       59,506          (330)       73,960
                                                               ----------  ------------       -----     ----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions..............        145           14             0           159
                                                               ----------  ------------       -----     ----------
Change in net assets resulting from operations...............  $  14,929    $  59,520     $    (330)    $  74,119
                                                               ----------  ------------       -----     ----------
                                                               ----------  ------------       -----     ----------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON SHORT-TERM GOVERNMENT FUND
THE ONE GROUP LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF OPERATIONS     FOR THE YEAR ENDED JUNE 30, 1995
(Unaudited)

                                                                              (Amounts in Thousands)

                                                                               LIMITED
                                                                 SHORT-TERM   VOLATILITY    PRO FORMA    PRO FORMA
                                                                 GOVERNMENT      BOND      ADJUSTMENTS    COMBINED
                                                                    FUND         FUND       (NOTE 1)      (NOTE 1)
                                                                ------------  ----------  -------------  ----------
INVESTMENT INCOME:
Interest income...............................................   $   8,743    $  26,927    $             $  35,670
                                                                    ------    ----------       -----     ----------
TOTAL INCOME..................................................       8,743       26,927                     35,670
                                                                    ------    ----------       -----     ----------
EXPENSES:
Investment advisory fees......................................         716        2,548          143         3,407
Administration fees...........................................         215          716           26           957
12b-1 fees (Class A)..........................................                       47                         47
12b-1 fees (Class B)..........................................           1           24                         25
12b-1 fees (Service)..........................................                        1                          1
Custodian and accounting fees.................................          61           77                        138
Legal and audit fees..........................................          25           54                         79
Organization costs............................................           4           14                         18
Trustees' fees and expenses...................................           4            8                         12
Transfer agent fees...........................................          59           93                        152
Registration and filing fees..................................          10           44                         54
Printing costs................................................                       31                         31
Other.........................................................          15           36                         51
                                                                    ------    ----------       -----     ----------
Total expenses before waivers/reimbursements..................       1,110        3,693          169         4,972
Less waivers/reimbursements...................................                   (1,415)         (72)       (1,487)
                                                                    ------    ----------       -----     ----------
TOTAL EXPENSES................................................       1,110        2,278           97         3,485
                                                                    ------    ----------       -----     ----------
Net Investment Income.........................................       7,633       24,649          (97)       32,185
                                                                    ------    ----------       -----     ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions..............        (390)      (7,605)                    (7,995)
Net change in unrealized appreciation from investments........       1,649       14,800                     16,449
                                                                    ------    ----------       -----     ----------
Net realized/unrealized gains on investments..................       1,259        7,195            0         8,454
                                                                    ------    ----------       -----     ----------
Change in net assets resulting from operations................   $   8,892    $  31,844    $     (97)    $  40,639
                                                                    ------    ----------       -----     ----------
                                                                    ------    ----------       -----     ----------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF OPERATIONS     FOR THE YEAR ENDED JUNE 30, 1995
(Unaudited)

                                                                            (Amounts in Thousands)

                                                              INTERMEDIATE- GOVERNMENT    PRO FORMA    PRO FORMA
                                                               TERM BOND       BOND      ADJUSTMENTS    COMBINED
                                                                  FUND         FUND        (NOTE 1)     (NOTE 1)
                                                              ------------  -----------  ------------  ----------
INVESTMENT INCOME:
Interest income.............................................   $  23,383     $  21,138    $            $  44,521
                                                              ------------  -----------  ------------  ----------
TOTAL INCOME................................................      23,383        21,138            0       44,521
                                                              ------------  -----------  ------------  ----------
EXPENSES:
Investment advisory fees....................................       1,532         1,291        1,379        4,202
Administration fees.........................................         460           483           55          998
12b-1 fees (Class A)........................................                        14                        14
12b-1 fees (Class B)........................................           2            13            1           16
Custodian and accounting fees...............................         112            65                       177
Legal and audit fees........................................          49            42                        91
Organization costs..........................................          15             3                        18
Trustees' fees and expenses.................................           9             6                        15
Transfer agent fees.........................................          55            71                       126
Registration and filing fees................................          21            84                       105
Printing costs..............................................                        36                        36
Other.......................................................          87            22                        89
                                                              ------------  -----------  ------------  ----------
Total expenses before waivers/reimbursements................       2,322         2,130        1,435        5,887
Less waivers/reimbursements.................................                       (59)         (47)        (106)
                                                              ------------  -----------  ------------  ----------
TOTAL EXPENSES..............................................       2,322         2,071        1,388        5,781
                                                              ------------  -----------  ------------  ----------
Net Investment Income.......................................      21,061        19,067       (1,388)      38,740
                                                              ------------  -----------  ------------  ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized losses from investment transactions............        (261)       (7,094)                   (7,355)
Net change in unrealized appreciation from investments......      12,188        16,133                    28,321
                                                              ------------  -----------  ------------  ----------
Net realized/unrealized gains on investments................      11,927         9,039            0       20,966
                                                              ------------  -----------  ------------  ----------
Change in net assets resulting from operations..............   $  32,988     $  28,106    $  (1,388)   $  59,706
                                                              ------------  -----------  ------------  ----------
                                                              ------------  -----------  ------------  ----------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON VALUE EQUITY INCOME FUND
THE ONE GROUP INCOME EQUITY FUND
--------------------------------------------------------------------------------

PRO FORMA COMBINING STATEMENT OF OPERATIONS     FOR THE YEAR ENDED JUNE 30, 1995
(Unaudited)

                                                                               (Amounts in Thousands)

                                                                    VALUE
                                                                    EQUITY      INCOME      PRO FORMA    PRO FORMA
                                                                    INCOME      EQUITY     ADJUSTMENTS    COMBINED
                                                                     FUND        FUND       (NOTE 1)      (NOTE 1)
                                                                  ----------  ----------  -------------  ----------
INVESTMENT INCOME:
Interest income.................................................  $     760   $     397    $             $   1,157
Dividend income.................................................      3,069       7,297                     10,366
Foreign taxes withheld..........................................        (36)                                   (36)
                                                                  ----------  ----------       -----     ----------
TOTAL INCOME....................................................      3,793       7,694            0        11,487
                                                                  ----------  ----------       -----     ----------
EXPENSES:
Investment advisory fees........................................        759       1,474          105         2,338
Administration fees.............................................        162         336           54           552
12b-1 fees (Class A)............................................                     43                         43
12b-1 fees (Class B)............................................          1          23                         24
Custodian and accounting fees...................................         40          24                         64
Legal and audit fees............................................         12          52                         64
Organization costs..............................................          4           5                          9
Trustees' fees and expenses.....................................          2           4                          6
Transfer agent fees.............................................         52          60                        112
Registration and filing fees....................................          4          37                         41
Printing costs..................................................                     18                         18
Other...........................................................         17           5                         22
                                                                  ----------  ----------       -----     ----------
Total expenses before waivers/reimbursements....................      1,053       2,081          159         3,293
Less waivers/reimbursements.....................................                    (19)          (2)          (21)
                                                                  ----------  ----------       -----     ----------
TOTAL EXPENSES..................................................      1,053       2,062          157         3,272
                                                                  ----------  ----------       -----     ----------
Net Investment Income...........................................      2,740       5,632         (157)        8,215
                                                                  ----------  ----------       -----     ----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions.................      3,075      11,040                     14,115
Net change in unrealized appreciation from investments..........     15,565      20,447                     36,012
                                                                  ----------  ----------       -----     ----------
Net realized/unrealized gains on investments....................     18,640      31,487            0        50,127
                                                                  ----------  ----------       -----     ----------
Change in net assets resulting from operations..................  $  21,380   $  37,119    $    (157)    $  58,342
                                                                  ----------  ----------       -----     ----------
                                                                  ----------  ----------       -----     ----------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON LOUISIANA TAX-FREE FUND
THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PRO FORMA COMBINING STATEMENT OF OPERATIONS      FOR THE YEAR ENDED MAY 31, 1995
(Unaudited)

                                                     LOUISIANA    LOUISIANA    PRO FORMA    PRO FORMA
                                                     TAX-FREE     MUNICIPAL   ADJUSTMENTS   COMBINED
                                                       FUND       BOND FUND    (NOTE 1)     (NOTE 1)
                                                    -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Interest income...................................  $11,452,213  $            $            $11,452,213
Other income......................................          219                                    219
                                                    -----------  -----------  -----------  -----------
TOTAL INCOME......................................   11,452,432            0            0   11,452,432
                                                    -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory fees..........................      995,714                                995,714
Administration fees...............................      298,714                                298,714
12b-1 fees (Class B)..............................        2,184                                  2,184
Custodian and accounting fees.....................      108,746                                108,746
Legal and audit fees..............................       30,103                                 30,103
Organization costs................................        3,230                                  3,230
Trustees' fees and expenses.......................        5,012                                  5,012
Transfer agent fees...............................       94,105                                 94,105
Registration and filing fees......................       20,214                                 20,214
Other.............................................       43,826                                 43,826
                                                    -----------  -----------  -----------  -----------
Total expenses before waivers/reimbursements......    1,601,848            0            0    1,601,848
Less waivers/reimbursements.......................     (298,714)                              (298,714)
                                                    -----------  -----------  -----------  -----------
TOTAL EXPENSES....................................    1,303,134            0            0    1,303,134
                                                    -----------  -----------  -----------  -----------
Net Investment Income.............................   10,149,298            0            0   10,149,298
                                                    -----------  -----------  -----------  -----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized losses from investment
 transactions.....................................     (819,928)                              (819,928)
Net change in unrealized appreciation from
 investments......................................    2,840,774                              2,840,774
                                                    -----------  -----------  -----------  -----------
Net realized/unrealized gains on investments......    2,020,846            0            0    2,020,846
                                                    -----------  -----------  -----------  -----------
Change in net assets resulting from operations....  $12,170,144  $         0  $         0  $12,170,144
                                                    -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON VALUE GROWTH FUND
THE ONE GROUP VALUE GROWTH FUND
--------------------------------------------------------------------------------
PRO FORMA COMBINING STATEMENT OF OPERATIONS      FOR THE YEAR ENDED MAY 31, 1995
(Unaudited)

                                                       VALUE        VALUE      PRO FORMA    PRO FORMA
                                                      GROWTH       GROWTH     ADJUSTMENTS   COMBINED
                                                       FUND         FUND       (NOTE 1)     (NOTE 1)
                                                    -----------  -----------  -----------  -----------
INVESTMENT INCOME:
Interest income...................................  $   709,812  $            $            $   709,812
Dividend income...................................    3,752,808                              3,752,808
Other income......................................          209                                    209
                                                    -----------  -----------  -----------  -----------
TOTAL INCOME......................................    4,462,829            0            0    4,462,829
                                                    -----------  -----------  -----------  -----------
EXPENSES:
Investment advisory fees..........................    1,177,028                              1,177,028
Administration fees...............................      271,623                                271,623
12b-1 fees (Class B)..............................        3,707                                  3,707
Custodian and accounting fees.....................       62,792                                 62,792
Legal and audit fees..............................       22,724                                 22,724
Organization costs................................        3,031                                  3,031
Trustees' fees and expenses.......................        4,147                                  4,147
Transfer agent fees...............................      172,438                                172,438
Registration and filing fees......................       10,620                                 10,620
Other.............................................       15,799                                 15,799
                                                    -----------  -----------  -----------  -----------
TOTAL EXPENSES....................................    1,743,909            0            0    1,743,909
                                                    -----------  -----------  -----------  -----------
Net Investment Income.............................    2,718,920            0            0    2,718,920
                                                    -----------  -----------  -----------  -----------
REALIZED/UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investment transactions...    4,085,545                              4,085,545
Net change in unrealized appreciation from
 investments......................................    6,425,267                              6,425,267
                                                    -----------  -----------  -----------  -----------
Net realized/unrealized gains on investments......   10,510,812            0            0   10,510,812
                                                    -----------  -----------  -----------  -----------
Change in net assets resulting from operations....  $13,229,732  $         0  $         0  $13,229,732
                                                    -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON GULF SOUTH GROWTH FUND
THE ONE GROUP GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
PRO FORMA COMBINING STATEMENT OF OPERATIONS      FOR THE YEAR ENDED MAY 31, 1995
(Unaudited)

                                                    GULF SOUTH  GULF SOUTH   PRO FORMA     PRO FORMA
                                                      GROWTH      GROWTH    ADJUSTMENTS     COMBINED
                                                       FUND        FUND       (NOTE 1)      (NOTE 1)
                                                    ----------  ----------  ------------   ----------
INVESTMENT INCOME:
Interest income...................................  $  406,598  $            $             $  406,598
Dividend income...................................     181,673                                181,673
Other income......................................          77                                     77
                                                    ----------  ----------  ------------   ----------
TOTAL INCOME......................................     588,348           0            0       588,348
                                                    ----------  ----------  ------------   ----------
EXPENSES:
Investment advisory fees..........................     534,714                                534,714
Administration fees...............................     123,396                                123,396
12b-1 fees (Class B)..............................       2,565                                  2,565
Custodian and accounting fees.....................      40,535                                 40,535
Legal and audit fees..............................      10,977                                 10,977
Organization costs................................       5,554                                  5,554
Trustees' fees and expenses.......................       1,965                                  1,965
Transfer agent fees...............................     108,884                                108,884
Registration and filing fees......................       5,790                                  5,790
Other.............................................       7,005                                  7,005
                                                    ----------  ----------  ------------   ----------
TOTAL EXPENSES....................................     841,385           0            0       841,385
                                                    ----------  ----------  ------------   ----------
Net Investment Income (Loss)......................    (253,037)          0            0      (253,037)
                                                    ----------  ----------  ------------   ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
 INVESTMENTS:
Net realized gains from investment transactions...   3,471,622                              3,471,622
Net change in unrealized depreciation from
 investments......................................    (718,024)                              (718,024)
                                                    ----------  ----------  ------------   ----------
Net realized/unrealized gains on investments......   2,753,598           0            0     2,753,598
                                                    ----------  ----------  ------------   ----------
Change in net assets resulting from operations....  $2,500,561  $        0   $        0    $2,500,561
                                                    ----------  ----------  ------------   ----------
                                                    ----------  ----------  ------------   ----------

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON TREASURY MONEY MARKET FUND
THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS                        JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                                AMORTIZED COST
-------------------------------------                                                          -------------------------------------
TREASURY   U.S. TREASURY                                                                       TREASURY   U.S. TREASURY
  MONEY     SECURITIES     PRO FORMA                                                             MONEY     SECURITIES     PRO FORMA
 MARKET    MONEY MARKET    COMBINED                                                             MARKET    MONEY MARKET    COMBINED
  FUND         FUND        (NOTE 1)                     SECURITY DESCRIPTION                     FUND         FUND        (NOTE 1)
---------  -------------  -----------  ------------------------------------------------------  ---------  -------------  -----------
                                       U.S. TREASURY BILLS (26.4%):
                40,000        40,000     6.06%, 7/6/95.......................................  $           $    39,966   $    39,966
                30,000        30,000     6.13%, 8/17/95......................................                   29,760        29,760
                30,000        30,000     6.20%, 8/24/95......................................                   29,721        29,721
                30,000        30,000     6.20%, 10/19/95.....................................                   29,432        29,432
                50,000        50,000     5.18%, 11/2/95......................................                   49,108        49,108
                30,000        30,000     6.21%, 11/16/95.....................................                   29,286        29,286
   10,000                     10,000     5.21%, 11/30/95.....................................      9,780                       9,780
   10,000       50,000        60,000     5.21%, 12/7/95......................................      9,762        48,850        58,612
   45,000       50,000        95,000     5.38%, 12/21/95.....................................     43,834        48,708        92,542
                50,000        50,000     5.37%, 1/11/96......................................                   48,554        48,554
                                                                                               ---------  -------------  -----------
                                       Total U.S. Treasury Bills                                  63,376       353,385       416,761
                                                                                               ---------  -------------  -----------
                                       Total Investments, at value                                63,376       353,385       416,761
                                                                                               ---------  -------------  -----------
                                       REPURCHASE AGREEMENTS (70.4%):
   10,000                     10,000   Banker's Trust, 6.02%, due 7/5/95, dated 6/21/95
                                         (Collateralized by U.S. Treasury Notes, 6.50%,
                                         5/17/97, market value--$10,000).....................     10,000                      10,000
   13,000                     13,000   Barclays Bank, 6.10%, due 7/3/95, dated 6/30/95
                                         (Collateralized by U.S. Treasury Notes, 5.63%,
                                         6/30/97, market value--$13,260).....................     13,000                      13,000
                60,000        60,000   Barclays de Zoete Wedd, 6.00%, due 7/5/95, dated
                                         6/30/95 (Collateralized by $53,038 various
                                         government securities, 0.00%-12.38%,
                                         8/15/95-5/15/16, market value--$61,201).............                   60,000        60,000
   13,000                     13,000   Deutsche Bank, 6.13%, due 7/3/95, dated 6/30/95
                                         (Collateralized by U.S. Treasury Notes, 7.75%,
                                         3/31/96, market value--$13,000).....................     13,000                      13,000
               250,000       250,000   Deutsche Bank, 6.20%, due 7/3/95, dated 6/30/95*......                  250,000       250,000
                60,000        60,000   Deutsche Bank, 6.05%, due 7/5/95, dated 6/30/95*......                   60,000        60,000
   13,000                     13,000   First Boston, 6.10%, due 7/5/95, dated 6/30/95
                                         (Collateralized by U.S. Treasury Notes, 0.00%***,
                                         12/14/95, market value--$13,326)....................     13,000                      13,000
  106,900                    106,900   Goldman Sachs & Co., 6.13%, due 7/3/95, dated
                                         6/30/95.............................................    106,900                     106,900
                60,000        60,000   Hong Kong Shanghai Banc Corp., 6.10%, due 7/5/95,
                                         dated 6/30/95 (Collateralized by $57,932 U.S.
                                         Treasury Notes, 6.00%-7.88%, 7/31/99-12/31/99,
                                         market value--$61,203)..............................                   60,000        60,000
   10,000                     10,000   Lehman Brothers Holdings, Inc., 6.03%, due 7/5/95,
                                         dated 6/21/95 (Collateralized by U.S. Treasury
                                         Notes, 6.50%, 5/15/97, market value-- $10,000)......     10,000                      10,000

CONTINUED

--------------------------------------------------------------------------------

PARAGON TREASURY MONEY MARKET FUND
THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                                AMORTIZED COST
-------------------------------------                                                          -------------------------------------
TREASURY   U.S. TREASURY                                                                       TREASURY   U.S. TREASURY
  MONEY     SECURITIES     PRO FORMA                                                             MONEY     SECURITIES     PRO FORMA
 MARKET    MONEY MARKET    COMBINED                                                             MARKET    MONEY MARKET    COMBINED
  FUND         FUND        (NOTE 1)                     SECURITY DESCRIPTION                     FUND         FUND        (NOTE 1)
---------  -------------  -----------  ------------------------------------------------------  ---------  -------------  -----------
                                       REPURCHASE AGREEMENTS, CONTINUED:
                60,000        60,000   Lehman Brothers Holdings, Inc., 6.04%, due 7/5/95,
                                         dated 6/30/95 (Collateralized by $159,579 various
                                         government securities, 0.00%, 5/15/09-5/15/10,
                                         market value--$61,200)..............................  $           $    60,000   $    60,000
               178,810       178,810   Lehman Brothers Holdings, Inc., 6.20%, due 7/3/95,
                                         dated 6/30/95 (Collateralized by $395,648 various
                                         government securities, 0.00%, 11/15/00-5/15/09,
                                         market value--$182,382).............................                  178,810       178,810
   15,000                     15,000   Merrill Lynch, 5.95%, due 7/27/95, dated 5/12/95......     15,000                      15,000
   10,000                     10,000   Morgan Stanley, 5.95%, due 8/16/95, dated 5/17/95
                                         (Collateralized by U.S. Treasury Notes, 4.75%,
                                         8/31/98, market value--$10,000).....................     10,000                      10,000
                60,000        60,000   Morgan Stanley, 6.06%, due 7/5/95, dated 6/30/95
                                         (Collateralized by $62,105 U.S. Treasury Notes,
                                         4.38%-7.75%, 3/31/96-11/15/96, market value--
                                         $61,205)............................................                   60,000        60,000
   13,000                     13,000   Nikko, 6.10%, due 7/3/95, dated 6/30/95
                                         (Collateralized by U.S. Treasury Bills, 7.50%,
                                         7/3/96, market value--$13,000)......................     13,000                      13,000
                60,000        60,000   Nomura Securities International, 6.05%, due 7/5/95,
                                         dated 6/30/95**                                                        60,000        60,000
               140,000       140,000   Nomura Securities International, 6.18%, due 7/3/95,
                                         dated 6/30/95**                                                       140,000       140,000
   10,000                     10,000   Smith Barney, 6.02%, due 7/5/95, dated 6/23/95
                                         (Collateralized by U.S. Treasury Notes, 7.00%,
                                         9/30/96, market value--$9,885)......................     10,000                      10,000
   10,000                     10,000   Swiss Bank, 5.96%, due 8/3/95, dated 5/5/95
                                         (Collateralized by U.S. Treasury Notes, 7.50%,
                                         12/31/96, market value--$10,000)....................     10,000                      10,000
   13,000                     13,000   UBS Securities, 6.05%, due 7/5/95, dated 6/30/95
                                         (Collateralized by U.S. Treasury Notes, 6.50%,
                                         4/30/99, market value--$13,000).....................     13,000                      13,000
                                                                                               ---------  -------------  -----------
                                       Total Repurchase Agreements                               236,900       928,810     1,165,710
                                                                                               ---------  -------------  -----------
                                       Total (Cost--$300,276, $1,282,195 and $1,582,471
                                         respectively) (a)                                     $ 300,276   $ 1,282,195   $ 1,582,471
                                                                                               ---------  -------------  -----------
                                                                                               ---------  -------------  -----------

----------
Percentages indicated are based on proforma combined net assets of $1,576.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* These repurchase agreements are cross collateralized by $302,852 U.S. Treasury Notes, 5.13%-8.88%, 8/31/95-2/23/00, market value--$316,200.

**   These  repurchase agreements are  cross collateralized  by $188,404 various government securities, 0.00%-12.00%, 12/28/95-2/15/15, market value--$204,000.

*** Variable Rate Securities.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON SHORT-TERM GOVERNMENT FUND
THE ONE GROUP LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS                        JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

         PRINCIPAL AMOUNT                                                                          MARKET VALUE
----------------------------------                                                      ----------------------------------
SHORT-TERM   LIMITED    PRO FORMA                                                       SHORT-TERM   LIMITED    PRO FORMA
GOVERNMENT  VOLATILITY   COMBINED                                                       GOVERNMENT  VOLATILITY   COMBINED
   FUND     BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                    FUND     BOND FUND    (NOTE 1)
----------  ----------  ----------  --------------------------------------------------  ----------  ----------  ----------
                                    ASSET BACKED SECURITIES (10.7%):
                 4,620      4,620   CIT Group Securitization Corp., Class A1 7.70%,
                                      8/15/20.........................................  $           $    4,728  $   4,728
                 5,000      5,000   Green Tree Home Improvement Loan Trust 6.20%,
                                      7/15/20.........................................                   4,987      4,987
                 2,665      2,665   Merrill Lynch Corp., Pool #1992-A A 5.50%,
                                      5/15/98.........................................                   2,654      2,654
                 5,000      5,000   National Premier Funding 7.00%, 6/1/99............                   5,026      5,026
                   700        700   Premier Auto Trust, Pool #1992-2A 6.38%,
                                      9/15/97.........................................                     702        702
                   959        959   Premier Auto Trust, Pool #1992-3A 5.90%,
                                      11/15/97........................................                     955        955
                   533        533   Shawmut National Granto Trust, Pool #1992-A A,
                                      5.55%, 11/15/97.................................                     533        533
                 7,000      7,000   Standard Credit Card, Class A 8.63%, 1/7/02.......                   7,303      7,303
                10,000     10,000   Standard Credit Card Master Trust, Pool #1991-1A,
                                      8.50%, 6/7/96...................................                  10,226     10,226
                 5,712      5,712   UCFC, 1995-A, Tranche A-1 7.55%, 7/10/04..........                   5,770      5,770
                 7,000      7,000   UCFC Home Equity Loan 8.38%, 3/10/07..............                   7,210      7,210
                 5,466      5,466   Union Federal, 4.88%, 2/15/00.....................                   5,331      5,331
                   785        785   Union Federal Savings Bank, Grantor Trust, Pool
                                      #1992-A A, 6.70%, 11/15/97......................                     785        785
                 3,638      3,638   Union Federal Savings Bank, Grantor Trust, Pool
                                      #1993-A, 4.53%, 5/15/99.........................                   3,554      3,554
                                                                                        ----------  ----------  ----------
                                    Total Asset Backed Securities                                       59,764     59,764
                                                                                        ----------  ----------  ----------
                                    CORPORATE BONDS (12.9%):
                                    Automotive (0.6%):
                 3,179      3,179   Chrysler Corp., 10.40%, 8/1/99....................                   3,394      3,394
                                                                                        ----------  ----------  ----------
                                    Finance (6.1%):
                 7,000      7,000   Ford Motor Credit, 1/15/00                                           7,481      7,481
                 5,000      5,000   GMAC Financial, 7.00%, 3/1/00.....................                   5,050      5,050
                 5,200      5,200   International Lease Finance, 6.63%, 6/1/96........                   5,227      5,227
                10,000     10,000   International Lease Finance, 5.54%, 5/5/97........                   9,888      9,888
                 6,000      6,000   Paccar Financial, 6.45%, 3/25/96..................                   6,018      6,018
                                                                                        ----------  ----------  ----------
                                                                                                        33,664     33,664
                                                                                        ----------  ----------  ----------
                                    Foreign (1.4%):
                10,000     10,000   Westpac Banking Floater Perpetual Note A2/A-,
                                      5.84%...........................................                   8,100      8,100
                                                                                        ----------  ----------  ----------
                                    Pharmaceutical (0.9%):
                 5,000      5,000   American Home Products 7.70%, 2/15/00.............                   5,225      5,225
                                                                                        ----------  ----------  ----------
                                    Retail (0.3%):
                 1,500      1,500   Dayton Hudson Corp., 6.06%, 12/15/96..............                   1,500      1,500
                                                                                        ----------  ----------  ----------

CONTINUED

--------------------------------------------------------------------------------

PARAGON SHORT-TERM GOVERNMENT FUND
THE ONE GROUP LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

         PRINCIPAL AMOUNT                                                                          MARKET VALUE
----------------------------------                                                      ----------------------------------
SHORT-TERM   LIMITED    PRO FORMA                                                       SHORT-TERM   LIMITED    PRO FORMA
GOVERNMENT  VOLATILITY   COMBINED                                                       GOVERNMENT  VOLATILITY   COMBINED
   FUND     BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                    FUND     BOND FUND    (NOTE 1)
----------  ----------  ----------  --------------------------------------------------  ----------  ----------  ----------
                                    CORPORATE BONDS, CONTINUED:
                                    Securities Broker (3.6%):
                 7,000      7,000   Lehman Brothers, 7.00%, 5/15/97...................  $           $    7,053  $   7,053
                 3,000      3,000   Lehman Brothers, 10.00%, 5/15/99..................                   3,285      3,285
                 4,500      4,500   Lehman Brothers Holding, 8.88%, 11/1/98...........                   4,748      4,748
                 5,000      5,000   Smith Barney, 6.00%, 3/15/97......................                   4,969      4,969
                                                                                        ----------  ----------  ----------
                                                                                                        20,055     20,055
                                                                                        ----------  ----------  ----------
                                    Total Corporate Bonds                                               71,938     71,938
                                                                                        ----------  ----------  ----------
                                    U.S. GOVERNMENT & AGENCY OBLIGATIONS (27.6%):
                                    Federal Farm Credit Bank
     1,735                  1,735     5.31%, 5/26/98..................................      1,697                   1,697
                                    Federal Home Loan Bank:
     2,100                  2,100     5.38%, 11/27/95.................................      2,099                   2,099
                 7,500      7,500     6.55%, 4/17/96..................................                   7,515      7,515
     2,000                  2,000     6.85%, 2/25/97..................................      2,023                   2,023
     4,000                  4,000     6.60%, 4/13/99..................................      4,031                   4,031
                 5,000      5,000     7.35%, 5/24/00..................................                   5,009      5,009
                10,000     10,000     7.78%, 10/19/01.................................                  10,724     10,724
                                    Federal Home Loan Mortgage Corp.:
                   636        636     9.00%, 1/1/05, Pool #E00012.....................                     663        663
                   626        626     9.00%, 12/1/05, Pool #E00005....................                     653        653
                 1,155      1,155     8.00%, 10/1/06, Pool #E00052....................                   1,187      1,187
                 3,318      3,318     7.00%, 3/1/07, Pool #E34594, Gold...............                   3,326      3,326
                 3,024      3,024     7.00%, 4/1/07, Pool #E00087, Gold...............                   3,032      3,032
                 4,234      4,234     7.50%, 4/1/07, Pool #E00084.....................                   4,304      4,304
                 5,087      5,087     7.50%, 11/1/07, Pool #E00165....................                   5,172      5,172
                 9,169      9,169     8.50%, 2/1/08, Pool #G10133, Gold...............                   9,495      9,495
                 4,890      4,890     8.00%, 1/1/10, Pool #E00355.....................                   5,026      5,026
                12,735     12,735     8.00%, 2/1/10, Pool #G10382.....................                  13,089     13,089
                 7,550      7,550     5.50%, 10/15/13, Class C, REMIC #1546-C.........                   7,384      7,384
                10,000     10,000     5.25%, 9/15/15, REMIC #1638 BC..................                   9,641      9,641
                10,000     10,000     8.25%, 12/15/16, REMIC #1770 PD.................                  10,459     10,459
                10,000     10,000     7.25%, 4/15/18, REMIC #1254 F...................                  10,036     10,036
                                    Federal National Mortgage Assoc.:
     3,000                  3,000     5.35%, 10/10/97.................................      2,942                   2,942
     5,000                  5,000     8.45%, 10/21/96.................................      5,151                   5,151
                 3,000      3,000     8.20%, 3/10/98..................................                   3,151      3,151
     2,000                  2,000     5.30%, 3/11/98..................................      1,949                   1,949
     4,000                  4,000     5.35%, 4/1/98...................................      3,909                   3,909
     3,600                  3,600     6.90%, 3/27/98..................................      3,672                   3,672
                   373        373     9.00%, 9/1/05, Pool #50340......................                     389        389
                   420        420     9.00%, 11/1/05, Pool #50361.....................                     438        438
                   421        421     8.50%, 4/1/06, Pool #116875.....................                     436        436
                 6,000      6,000     7.00%, 6/1/10, Pool #315928.....................                   6,011      6,011
                 1,679      1,679     6.00%, 9/25/18, Pool # 1989-94E, REMIC..........                   1,666      1,666

CONTINUED

--------------------------------------------------------------------------------

PARAGON SHORT-TERM GOVERNMENT FUND
THE ONE GROUP LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

         PRINCIPAL AMOUNT                                                                          MARKET VALUE
----------------------------------                                                      ----------------------------------
SHORT-TERM   LIMITED    PRO FORMA                                                       SHORT-TERM   LIMITED    PRO FORMA
GOVERNMENT  VOLATILITY   COMBINED                                                       GOVERNMENT  VOLATILITY   COMBINED
   FUND     BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                    FUND     BOND FUND    (NOTE 1)
----------  ----------  ----------  --------------------------------------------------  ----------  ----------  ----------
                                    U.S. GOVERNMENT & AGENCY OBLIGATIONS, CONTINUED:
                                    Government National Mortgage Assoc.:
                     6          6     8.00%, 2/15/02, Pool #192917....................  $           $        2  $       2
                    43         43     8.00%, 3/15/02, Pool #209172....................                      44         44
                    16         16     9.00%, 6/15/02, Pool #229311....................                      17         17
                   127        127     9.00%, 10/15/02, Pool #229569...................                     133        133
                    29         29     8.00%, 6/15/05, Pool #288827....................                      30         30
                    17         17     9.00%, 9/15/05, Pool #292569....................                      18         18
                   129        129     9.00%, 10/15/05, Pool #292589...................                     135        135
                    39         39     8.00%, 5/15/06, Pool #303851....................                      41         41
                    11         11     8.00%, 7/15/06, Pool #307231....................                      11         11
                    59         59     8.00%, 8/15/06, Pool #311166....................                      61         61
                   415        415     8.00%, 10/15/06, Pool #316915...................                     429        429
                    76         76     8.00%, 11/15/06, Pool #311131...................                      79         79
                   766        766     8.00%, 11/15/06, Pool #312210...................                     791        791
                   440        440     8.00%, 11/15/06, Pool #313528...................                     454        454
                   196        196     8.00%, 11/15/06, Pool #315078...................                     202        202
                   204        204     8.00%, 11/15/06, Pool #316671...................                     210        210
                    58         58     8.00%, 12/15/06, Pool #311301...................                      60         60
                   382        382     8.00%, 12/15/06, Pool #311384...................                     394        394
                   314        314     8.00%, 1/15/07, Pool #317663....................                     324        324
                   669        669     8.00%, 2/15/07, Pool #316086....................                     691        691
                   291        291     8.00%, 3/15/07, Pool #318825....................                     301        301
                   122        122     8.00%, 3/15/07, Pool #178684....................                     126        126
                   254        254     8.00%, 4/15/07, Pool #316441....................                     262        262
                                    U.S. Government Backed Bonds:
                   552        552   Resolution Trust Corporation, Series 1992 5.90%,
                                      7/25/23.........................................                     550        550
                 2,018      2,018   U.S. Government Guaranteed Overseas Private
                                      Investment Corp.: 5.55%, 1/13/97................                   2,005      2,005
                                                                                        ----------  ----------  ----------
                                    Total U.S. Government & Agency Obligations             27,473      126,176    153,649
                                                                                        ----------  ----------  ----------
                                    U.S. TREASURY NOTES (44.4%):
     3,000                  3,000     5.13%, 11/15/95.................................      6,986                   6,986
                 5,000      5,000     7.50%, 1/31/96..................................                   5,050      5,050
                10,000     10,000     6.25%, 8/31/96..................................                  10,047     10,047
                15,000     15,000     7.25%, 8/31/96..................................                  15,238     15,238
                15,000     15,000     6.88%, 10/31/96.................................                  15,200     15,200
                10,000     10,000     6.50%, 11/30/96.................................                  10,091     10,091
     5,500                  5,500     6.25%, 1/31/97..................................      5,533                   5,533
     6,000                  6,000     6.88%, 4/30/97..................................      6,103                   6,103
                20,000     20,000     6.50%, 5/15/97..................................                  20,225     20,225
                 4,000      4,000     6.75%, 5/31/97..................................                   4,063      4,063
     3,000                  3,000     6.38%, 6/30/97..................................      3,032                   3,032

CONTINUED

--------------------------------------------------------------------------------

PARAGON SHORT-TERM GOVERNMENT FUND
THE ONE GROUP LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

         PRINCIPAL AMOUNT                                                                          MARKET VALUE
----------------------------------                                                      ----------------------------------
SHORT-TERM   LIMITED    PRO FORMA                                                       SHORT-TERM   LIMITED    PRO FORMA
GOVERNMENT  VOLATILITY   COMBINED                                                       GOVERNMENT  VOLATILITY   COMBINED
   FUND     BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                    FUND     BOND FUND    (NOTE 1)
----------  ----------  ----------  --------------------------------------------------  ----------  ----------  ----------
                                    U.S. TREASURY NOTES, CONTINUED:
    10,000                 10,000     5.75%, 10/31/97.................................  $   9,973   $           $   9,973
     3,000                  3,000     7.38%, 11/15/97.................................      3,098                   3,098
     9,000                  9,000     6.00%, 11/30/97.................................      9,023                   9,023
     5,000                  5,000     5.13%, 3/31/98..................................      4,904                   4,904
     1,500                  1,500     5.13%, 4/30/98..................................      1,470                   1,470
    10,000                 10,000     6.13%, 5/15/98..................................     10,063                  10,063
     9,000                  9,000     5.13%, 6/30/98..................................      8,806                   8,806
                10,000     10,000     8.25%, 7/15/98..................................                  10,635     10,635
                 7,000      7,000     7.13%, 10/15/98.................................                   7,245      7,245
     5,000                  5,000     6.38%, 1/15/99..................................      5,067                   5,067
                10,000     10,000     6.33%, 7/15/99..................................                  10,133     10,133
                10,000     10,000     6.38%, 7/15/99..................................                  10,133     10,133
                 5,000      5,000     7.75%, 11/30/99.................................                   5,331      5,331
                 1,000      1,000     8.88%, 5/15/00..................................                   1,121      1,121
    21,000                 21,000     6.25%, 5/31/00..................................     21,206                  21,206
                 3,000      3,000     8.50%, 11/15/00.................................                   3,336      3,336
                 6,000      6,000     7.50%, 11/15/01.................................                   6,440      6,440
                10,000     10,000     7.50%, 5/15/02..................................                  10,774     10,774
                 7,000      7,000     6.25%, 2/15/03..................................                   7,020      7,020
                                                                                        ----------  ----------  ----------
                                    Total U.S. Treasury Notes                              95,264      152,082    247,346
                                                                                        ----------  ----------  ----------
                                    Total Investments, at value                           122,737      409,960    532,697
                                    REPURCHASE AGREEMENTS (4.0%):
                15,252     15,252   Lehman Brothers, 6.15%, dated 6/30/65, due 7/3/95
                                      (Collateralized by 15,030 U.S. Treasury Notes,
                                      6.75%, 2/28/97, market value--$15,570)..........                  15,252     15,252
     7,245                  7,245   State Street Bank & Trust Co., 5.50%, dated
                                      6/30/95, due 7/3/95.............................      7,245                   7,245
                                                                                        ----------  ----------  ----------
                                    Total Repurchase Agreements                             7,245       15,252     22,497
                                                                                        ----------  ----------  ----------
                                    Total (Cost $131,078, $418,850 and $549,928
                                      respectively)(a)                                  $ 129,982   $  425,212  $ 555,194
                                                                                        ----------  ----------  ----------
                                                                                        ----------  ----------  ----------

----------
Percentages indicated are based on proforma net assets of $556,831.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...........................................  $   7,758
Unrealized depreciation...........................................     (2,493)
                                                                    ---------
Net unrealized appreciation.......................................  $   5,265
                                                                    ---------
                                                                    ---------

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements.

The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates.

The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1995.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS                        JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------
INTERMEDIATE              PRO FORMA                                                       INTERMEDIATE              PRO FORMA
 TERM BOND    GOVERNMENT   COMBINED                                                        TERM BOND    GOVERNMENT   COMBINED
    FUND      BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                     FUND      BOND FUND    (NOTE 1)
------------  ----------  ----------  --------------------------------------------------  ------------  ----------  ----------
                                      CORPORATE BONDS (10.4%):
                                      Basic Materials & Natural Resources (0.4%):
       3,000                  3,000   Monsanto Co., 6.00%, 7/1/00.......................  $     2,950   $           $   2,950
                                                                                          ------------  ----------  ----------
                                      Beverages (0.3%):
       2,000                  2,000   Coca Cola Enterprises, Inc., 7.00%, 11/15/99......        2,032                   2,032
                                                                                          ------------  ----------  ----------
                                      Medical Supplies (0.3%):
       2,000                  2,000   Baxter International, Inc., 7.25%, 2/15/08........        2,036                   2,036
                                                                                          ------------  ----------  ----------
                                      Finance (5.4%):
       1,900                  1,900   Amsouth Bancorporation, 9.38%, 5/1/99.............        2,067                   2,067
       2,000                  2,000   AON Corp., 6.70%, 6/15/03.........................        1,979                   1,979
       1,000                  1,000   Banc One Corp., 8.74%, 9/15/03....................        1,114                   1,114
       5,000                  5,000   Boatmens Bancshares, Inc., 7.63%, 10/1/04                 5,226                   5,226
       2,000                  2,000   Capital Holding Corp., 8.90%, 10/20/99............        2,162                   2,162
       1,000                  1,000   Capital Holding Corp., 8.98%, 9/23/03.............        1,104                   1,104
       2,850                  2,850   Capital Holding Corp., 7.82%, 6/23/04.............        2,956                   2,956
       2,990                  2,990   Comerica, Inc., 7.25%, 10/15/02...................        3,101                   3,101
       2,000                  2,000   Ford Motor Credit Corp., 9.38%, 12/15/97..........        2,141                   2,141
       2,000                  2,000   General Electric Capital Corp., 8.65%*, 5/1/18....        2,042                   2,042
       1,000                  1,000   Harris Bancorp, Inc., 9.38%, 6/1/01...............        1,139                   1,139
       3,000                  3,000   International Lease Finance Corp., 6.50%,
                                       8/15/99..........................................        2,994                   2,994
                   400          400   International Bank for Reconstruction and De-
                                       velopment, Medium Term Note COLTS, 7.65%,
                                       2/28/97..........................................                      409         409
       3,000                  3,000   NCNB Texas National Bank, 9.50%, 6/1/04...........        3,503                   3,503
       1,500                  1,500   Sovran Financial Corp., 9.25%, 6/15/06............        1,766                   1,766
       2,000                  2,000   Suntrust Banks, Inc., 8.88%, 2/1/98...............        2,130                   2,130
                   400          400   Transamerica Financial Corp., 7.88%, 2/15/97......                      412         412
       2,000                  2,000   Wachovia Corp., 6.38%, 4/15/03....................        1,968                   1,968
                                                                                          ------------  ----------  ----------
                                                                                               37,392         821      38,213
                                                                                          ------------  ----------  ----------
                                      Pharmaceuticals (0.1%):
                   350          350   Becton Dickinson & Co., 8.38%, 6/1/96.............                      357         357
                                                                                          ------------  ----------  ----------
                                      Retail Stores (1.1%):
       1,250                  1,250   Dayton Hudson Corp., 7.25%, 9/1/04................        1,285                   1,285
       2,000                  2,000   Dillard Department Stores, Inc., 8.75%, 6/15/98...        2,120                   2,120
       4,000                  4,000   Wal Mart Stores, Inc., 7.50%, 5/15/04.............        4,223                   4,223
                                                                                          ------------  ----------  ----------
                                                                                                7,628                   7,628
                                                                                          ------------  ----------  ----------
                                      Securities Brokers & Dealers (1.7%):
       5,000                  5,000   Bear Stearns Cos., Inc., 8.25%, 2/1/02............        5,323                   5,323
       3,000                  3,000   Merrill Lynch & Co., Inc., 8.00%, 2/1/02..........        3,171                   3,171
       1,000                  1,000   Merrill Lynch & Co., Inc., 8.23%*, 4/30/02........        1,068                   1,068
       2,000                  2,000   Morgan Stanley Group, Inc., 9.38%, 6/15/01........        2,233
                                                                                          ------------  ----------  ----------
                                                                                               11,795                  11,795
                                                                                          ------------  ----------  ----------
                                      Technology (0.3%):
       2,000                  2,000   Motorola, Inc., 6.50%, 3/1/08.....................        1,933                   1,933
                                                                                          ------------  ----------  ----------

CONTINUED

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------
INTERMEDIATE              PRO FORMA                                                       INTERMEDIATE              PRO FORMA
 TERM BOND    GOVERNMENT   COMBINED                                                        TERM BOND    GOVERNMENT   COMBINED
    FUND      BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                     FUND      BOND FUND    (NOTE 1)
------------  ----------  ----------  --------------------------------------------------  ------------  ----------  ----------
                                      CORPORATE BONDS, CONTINUED:
                                      Tobacco (0.4%):
       1,000                  1,000   Philip Morris Cos., Inc., 9.00%, 1/1/01...........  $     1,105   $           $   1,105
       2,000                  2,000   Philip Morris Cos., Inc., 7.13%, 8/15/02..........        2,032                   2,032
                                                                                          ------------  ----------  ----------
                                                                                                3,137                   3,137
                                                                                          ------------  ----------  ----------
                                      Utilities (0.5%):
       3,000                  3,000   Alltell Corp., 7.25%, 4/1/04......................        3,060                   3,060
                   300          300   Southern Railway Co., 8.25%, 6/1/96...............                      304         304
                                                                                          ------------  ----------  ----------
                                                                                                3,060         304       3,364
                                                                                          ------------  ----------  ----------
                                      Total Corporate Bonds                                    71,963       1,482      73,445
                                                                                          ------------  ----------  ----------
                                      U.S. GOVERNMENT AGENCIES (58.8%):
                                      Federal Farm Credit Bank:
       5,000                  5,000     6.88%, 5/1/00...................................        5,063                   5,063
       2,000                  2,000     7.95%, 4/1/02...................................        2,095                   2,095
                                      Federal Home Loan Bank:
                 5,000        5,000     0.00%*, 3/18/96, Accrual Note...................                    4,789       4,789
                 7,000        7,000     6.55% through 7/17/95, 7.05%, through 10/17/95,
                                        7.65% through 1/17/96, 4/17/96..................                    7,014       7,014
                   550          550     8.25%, 6/25/96..................................                      560         560
                 3,923        3,923     6.05%, 6/24/97 IAN..............................                    3,923       3,923
       2,000                  2,000     9.25%, 11/25/98.................................        2,171                   2,171
       2,000                  2,000     9.30%, 1/25/99..................................        2,199                   2,199
       3,000                  3,000     8.60%, 6/25/99..................................        3,255                   3,255
       5,000                  5,000     6.27%, 1/14/04..................................        4,799                   4,799
                                      Federal Home Loan Mortgage Corp.:
                 5,000        5,000     7.35%, 3/9/98...................................                    5,027       5,027
       2,000                  2,000     6.44%, 1/28/00..................................        2,015                   2,015
       3,000                  3,000     7.88%, 4/28/04..................................        3,076                   3,076
       5,000                  5,000     7.89%, 5/12/04..................................        5,124                   5,124
       2,018                  2,018     7.00%, 1/15/08..................................        1,963                   1,963
                 7,756        7,756     7.50%, 4/1/09...................................                    7,885       7,885
                 7,729        7,729     8.50%, 12/1/09..................................                    8,004       8,004
                   492          492     9.00%, 10/1/17..................................                      514         514
                   370          370     9.00%, 4/1/18...................................                      386         386
                 8,000        8,000     7.25%, 4/15/18, REMIC...........................                    8,029       8,029
                   175          175     9.00%, 6/1/20...................................                      182         182
                    67           67     9.00%, 8/1/20...................................                       70          70
                    95           95     9.00%, 10/1/20..................................                       99          99
                   102          102     9.00%, 1/1/21...................................                      107         107
                10,000       10,000     7.00%, 3/15/21, REMIC, CMO......................                    9,708       9,708
                    93           93     9.00%, 4/1/21...................................                       97          97
                   190          190     9.00%, 7/1/21...................................                      198         198
                   268          268     9.00%, 9/1/21...................................                      280         280
                   179          179     9.00%, 11/1/21..................................                      186         186
                    54           54     9.00%, 11/1/21..................................                       56          56

CONTINUED

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------
INTERMEDIATE              PRO FORMA                                                       INTERMEDIATE              PRO FORMA
 TERM BOND    GOVERNMENT   COMBINED                                                        TERM BOND    GOVERNMENT   COMBINED
    FUND      BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                     FUND      BOND FUND    (NOTE 1)
------------  ----------  ----------  --------------------------------------------------  ------------  ----------  ----------
                                      U.S. GOVERNMENT AGENCIES, CONTINUED:
                                      Federal Home Loan Mortgage Corp., continued:
                   167          167     9.00%, 11/1/21..................................  $             $     175   $     175
                   251          251     9.00%, 5/1/22...................................                      262         262
                   319          319     9.00%, 5/1/22...................................                      333         333
                10,000       10,000     7.50%, 9/15/22, CMO.............................                   10,186      10,186
                 8,012        8,012     10.00%, 10/15/23, REMIC.........................                    8,973       8,973
                 7,089        7,089     8.50%, 5/1/24...................................                    7,319       7,319
                 6,705        6,705     8.50%, 7/1/24...................................                    6,923       6,923
                 9,833        9,833     7.50%, 9/1/24...................................                    9,873       9,873
                 9,933        9,933     8.00%, 11/1/24..................................                   10,128      10,128
                 3,405        3,405     7.50%, 5/1/25...................................                    3,419       3,419
                 6,595        6,595     7.50%, 6/1/25...................................                    6,622       6,622
                10,000       10,000     8.00%, 6/1/25...................................                   10,197      10,197
                                      Federal National Mortgage Assoc.:
       1,000                  1,000     9.35%, 2/12/96..................................        1,021                   1,021
                 4,500        4,500     6.45% through 5/10/95, 6.60% through 5/10/96,
                                        6.90%, through 5/10/97, 5/10/99.................                    4,484       4,484
       2,000                  2,000     9.20%, 6/10/97..................................        2,111                   2,111
       2,000                  2,000     8.80%, 7/25/97..................................        2,105                   2,105
                 5,000        5,000     4.85%, 6/23/98..................................                    4,931       4,931
       4,000                  4,000     8.70%, 6/10/99..................................        4,337                   4,337
       3,000                  3,000     8.90%, 6/12/00..................................        3,336                   3,336
       3,000                  3,000     8.70%, 6/11/01..................................        3,069                   3,069
       2,000                  2,000     7.90%, 4/10/02..................................        2,046                   2,046
       3,000                  3,000     6.20%, 11/12/03.................................        2,861                   2,861
       2,820                  2,820     8.05%, 5/20/04..................................        2,895                   2,895
      15,000                 15,000     7.16%, 5/11/05..................................       15,570                  15,570
       5,821                  5,821     7.00%, 4/1/08...................................        5,832                   5,832
       7,875                  7,875     REMIC Trust 1993-175, Class PG, 6.50%, 9/25/08,
                                        CMO.............................................        7,550                   7,550
                 8,000        8,000     6.00%, 6/25/09, REMIC...........................                    7,347       7,347
       4,900                  4,900     7.00%, 6/1/10...................................        4,814                   4,814
                10,000       10,000     6.25%, 2/25/13, REMIC...........................                    9,891       9,891
       3,596                  3,596     REMIC Trust 1993-225, Class VG, 6.35%, 8/25/13,
                                        CMO.............................................        3,423                   3,423
                 5,430        5,430     7.50%, 6/1/14...................................                    5,452       5,452
                 4,244        4,244     7.50%, 7/1/14...................................                    4,261       4,261
                   249          249     10.00%, 10/1/16.................................                      270         270
                   771          771     10.00%, 10/1/19.................................                      836         836
                10,000       10,000     7.00%, 5/25/20, REMIC...........................                    9,937       9,937
                   436          436     10.00%, 7/1/20..................................                      473         473
       6,901                  6,901     REMIC Trust 1993-56, Class PT, 6.60%, 2/25/21,
                                        CMO.............................................        6,696                   6,696
       5,584                  5,584     REMIC Trust 1992-205, Class K, 6.50%, 5/25/21,
                                        CMO.............................................        5,363                   5,363
       3,597                  3,597     REMIC Trust 19-87, Class H, 6.50%, 10/25/21,
                                        CMO.............................................        3,465                   3,465

CONTINUED

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------
INTERMEDIATE              PRO FORMA                                                       INTERMEDIATE              PRO FORMA
 TERM BOND    GOVERNMENT   COMBINED                                                        TERM BOND    GOVERNMENT   COMBINED
    FUND      BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                     FUND      BOND FUND    (NOTE 1)
------------  ----------  ----------  --------------------------------------------------  ------------  ----------  ----------
                                      U.S. GOVERNMENT AGENCIES, CONTINUED:
                                      Federal National Mortgage Assoc., continued:
                 1,043        1,043     10.00%, 11/1/21.................................  $             $   1,132   $   1,132
                   852          852     10.00%, 11/1/21.................................                      925         925
                 5,000        5,000     6.55%, 12/25/21.................................                    4,874       4,874
       5,000                  5,000     REMIC Trust 1993-183, Class H, 6.50%, 3/25/22,
                                        CMO.............................................        4,813                   4,813
       5,000                  5,000     REMIC Trust 1993-110, Class H, 6.50%, 5/25/23,
                                        CMO.............................................        4,816                   4,816
                 9,094        9,094     6.35%, 12/25/23, REMIC..........................                    8,546       8,546
                 5,042        5,042     7.00%, 1/25/24, REMIC...........................                    5,024       5,024
       9,870                  9,870     7.00%, 2/1/24...................................        9,713                   9,713
                 6,343        6,343     7.84%*, 2/25/24, REMIC..........................                    5,455       5,455
       4,931                  4,931     7.50%, 5/1/25...................................        4,951                   4,951
       4,900                  4,900     7.50%, 6/1/25...................................        4,920                   4,920
       4,900                  4,900     7.50%, 6/1/25...................................        4,920                   4,920
                                      Government National Mortgage Assoc.:
                    17           17     10.50%, 4/15/98.................................                       18          18
                    55           55     10.00%, 9/15/00.................................                       58          58
                    13           13     10.00%, 12/15/00................................                       14          14
                    20           20     10.00%, 1/15/01.................................                       21          21
                   135          135     8.50%, 6/15/01..................................                      141         141
                    10           10     8.50%, 7/15/01..................................                       11          11
                   135          135     9.00%, 9/15/01..................................                      141         141
                    14           14     9.00%, 9/15/01..................................                       14          14
                   111          111     9.50%, 9/15/01..................................                      116         116
                   116          116     8.50%, 11/15/01.................................                      121         121
                    86           86     9.50%, 11/15/01.................................                       91          91
                   159          159     9.00%, 12/15/01.................................                      166         166
                   107          107     8.50%, 12/15/01.................................                      112         112
                   142          142     8.00%, 3/15/02..................................                      147         147
                   302          302     9.00%, 5/15/03..................................                      316         316
                   257          257     9.00%, 6/15/05..................................                      269         269
                    97           97     9.00%, 8/15/05..................................                      101         101
                   102          102     9.00%, 9/15/05..................................                      107         107
                    53           53     9.00%, 9/15/05..................................                       56          56
                    99           99     8.00%, 7/15/06..................................                      102         102
                    47           47     7.50%, 7/15/07..................................                       48          48
                   125          125     8.00%, 8/15/07..................................                      128         128
                   116          116     8.00%, 8/15/07..................................                      119         119
                   489          489     7.50%, 12/15/07.................................                      499         499
                    74           74     9.00%, 11/15/08.................................                       78          78
                   127          127     9.00%, 4/15/09..................................                      133         133
                    32           32     9.00%, 5/15/09..................................                       34          34
                    16           16     9.50%, 7/15/09..................................                       17          17
                   199          199     9.50%, 9/15/09..................................                      211         211

CONTINUED

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------
INTERMEDIATE              PRO FORMA                                                       INTERMEDIATE              PRO FORMA
 TERM BOND    GOVERNMENT   COMBINED                                                        TERM BOND    GOVERNMENT   COMBINED
    FUND      BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                     FUND      BOND FUND    (NOTE 1)
------------  ----------  ----------  --------------------------------------------------  ------------  ----------  ----------
                                      U.S. GOVERNMENT AGENCIES, CONTINUED:
                                      Government National Mortgage Assoc., continued:
                    54           54     9.50%, 10/15/09.................................  $             $      57   $      57
                    51           51     11.00%, 11/15/09................................                       57          57
                    24           24     12.00%, 8/15/13.................................                       28          28
                     2            2     12.00%, 4/15/15.................................                        2           2
                    13           13     11.00%, 6/15/15.................................                       15          15
                   113          113     9.00%, 5/15/16..................................                      118         118
                   171          171     9.00%, 6/15/16..................................                      180         180
                    19           19     9.50%, 7/15/16..................................                       20          20
                   149          149     9.00%, 7/15/16..................................                      157         157
                   103          103     9.50%, 8/15/16..................................                      109         109
                   192          192     9.00%, 9/15/16..................................                      201         201
                    37           37     9.50%, 1/15/17..................................                       39          39
                   357          357     9.00%, 2/15/17..................................                      376         376
                   313          313     9.00%, 6/15/17..................................                      329         329
                    84           84     9.50%, 8/15/17..................................                       89          89
                    33           33     9.00%, 8/15/17..................................                       34          34
                    47           47     9.50%, 8/15/17..................................                       50          50
                   121          121     9.00%, 6/15/18..................................                      127         127
                   126          126     9.50%, 8/15/18..................................                      134         134
                    34           34     9.00%, 10/15/18.................................                       36          36
                   242          242     9.50%, 12/15/18.................................                      257         257
                     6            6     9.00%, 10/15/19.................................                        6           6
                    76           76     9.00%, 11/15/19.................................                       80          80
                    87           87     9.00%, 1/15/20..................................                       92          92
                   105          105     9.00%, 2/15/20..................................                      111         111
                   127          127     9.00%, 3/15/20..................................                      134         134
                   124          124     9.50%, 9/15/20..................................                      131         131
                   122          122     9.50%, 12/15/20.................................                      130         130
                   416          416     9.00%, 6/15/21..................................                      437         437
                    45           45     7.50%, 2/15/22..................................                       45          45
                   752          752     8.00%, 7/15/22..................................                      770         770
                   838          838     7.50%, 8/15/22..................................                      844         844
                    47           47     7.00%, 10/15/22.................................                       47          47
                   253          253     7.00%, 11/15/22.................................                      249         249
                    48           48     7.00%, 12/15/22.................................                       47          47
                    45           45     7.00%, 1/15/23..................................                       44          44
                   566          566     7.00%, 1/15/23..................................                      558         558
                   428          428     7.00%, 1/15/23..................................                      422         422
                   599          599     7.00%, 1/15/23..................................                      590         590
                   273          273     7.00%, 1/15/23..................................                      269         269
                    55           55     7.00%, 3/15/23..................................                       54          54
                   730          730     7.00%, 5/15/23..................................                      719         719
                    70           70     7.00%, 5/15/23..................................                       69          69
                   922          922     7.00%, 5/15/23..................................                      909         909
                   374          374     6.50%, 5/15/23..................................                      360         360
                   942          942     7.00%, 5/15/23..................................                      928         928

CONTINUED

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------
INTERMEDIATE              PRO FORMA                                                       INTERMEDIATE              PRO FORMA
 TERM BOND    GOVERNMENT   COMBINED                                                        TERM BOND    GOVERNMENT   COMBINED
    FUND      BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                     FUND      BOND FUND    (NOTE 1)
------------  ----------  ----------  --------------------------------------------------  ------------  ----------  ----------
                                      U.S. GOVERNMENT AGENCIES, CONTINUED:
                                      Government National Mortgage Assoc., continued:
                   857          857     7.00%, 5/15/23..................................  $             $     844   $     844
                   101          101     6.50%, 6/15/23..................................                       97          97
                   498          498     6.50%, 6/15/23..................................                      479         479
                    64           64     6.50%, 6/15/23..................................                       61          61
                    69           69     6.50%, 6/15/23..................................                       66          66
                   276          276     6.50%, 7/15/23..................................                      266         266
                   293          293     7.00%, 7/15/23..................................                      288         288
                   954          954     7.00%, 7/15/23..................................                      940         940
                    28           28     7.00%, 7/15/23..................................                       28          28
                   373          373     7.00%, 7/15/23..................................                      367         367
                    42           42     7.00%, 7/15/23..................................                       41          41
                   250          250     7.00%, 7/15/23..................................                      246         246
                   564          564     7.00%, 7/15/23..................................                      556         556
                   691          691     7.00%, 7/15/23..................................                      681         681
                   591          591     7.00%, 7/15/23..................................                      582         582
                   921          921     7.00%, 7/15/23..................................                      907         907
                   348          348     6.50%, 8/15/23..................................                      334         334
                   500          500     6.50%, 8/15/23..................................                      481         481
                   731          731     6.50%, 8/15/23..................................                      703         703
                   263          263     6.50%, 8/15/23..................................                      253         253
                   187          187     6.50%, 8/15/23..................................                      180         180
                   323          323     6.50%, 8/15/23..................................                      311         311
                    65           65     6.50%, 9/15/23..................................                       62          62
                   809          809     6.50%, 9/15/23..................................                      778         778
                   239          239     6.50%, 10/15/23.................................                      230         230
                   452          452     6.00%, 10/15/23.................................                      424         424
                    35           35     6.00%, 10/15/23.................................                       33          33
                   472          472     6.00%, 10/15/23.................................                      443         443
                 5,054        5,054     8.00%, 10/15/23.................................                    5,178       5,178
                   739          739     6.50%, 11/15/23.................................                      711         711
                    24           24     6.50%, 11/15/23.................................                       23          23
                   158          158     6.50%, 12/15/23.................................                      152         152
                 1,003        1,003     6.50%, 12/15/23.................................                      965         965
                   162          162     6.50%, 12/15/23.................................                      156         156
                   753          753     6.50%, 12/15/23.................................                      724         724
                    39           39     6.50%, 12/15/23.................................                       37          37
                   942          942     6.50%, 1/15/24..................................                      906         906
                   415          415     6.50%, 2/15/24..................................                      399         399
                   192          192     6.50%, 2/15/24..................................                      184         184
                 1,331        1,331     6.50%, 2/15/24..................................                    1,281       1,281
                   361          361     6.50%, 2/15/24..................................                      347         347
                   419          419     6.50%, 2/15/24..................................                      403         403
                   891          891     7.50%, 6/15/24..................................                      897         897
                   106          106     7.50%, 6/15/24..................................                      106         106
                 1,103        1,103     8.50%, 8/15/24..................................                    1,146       1,146
                 5,364        5,364     8.50%, 8/15/24..................................                    5,574       5,574

CONTINUED

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------
INTERMEDIATE              PRO FORMA                                                       INTERMEDIATE              PRO FORMA
 TERM BOND    GOVERNMENT   COMBINED                                                        TERM BOND    GOVERNMENT   COMBINED
    FUND      BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                     FUND      BOND FUND    (NOTE 1)
------------  ----------  ----------  --------------------------------------------------  ------------  ----------  ----------
                                      U.S. GOVERNMENT AGENCIES, CONTINUED:
                                      Government National Mortgage Assoc., continued:
                 1,186        1,186     8.50%, 8/15/24..................................  $             $   1,233   $   1,233
                 4,946        4,946     8.00%, 9/15/24..................................                    5,068       5,068
                   487          487     8.00%, 9/15/24..................................                      499         499
                 2,002        2,002     8.50%, 11/15/24.................................                    2,080       2,080
                10,000       10,000     8.50%, 4/15/25..................................                   10,391      10,391
                                      Student Loan Marketing Assoc.:
       2,000                  2,000     8.27%, 12/15/99.................................        2,129                   2,129
      25,000                 25,000     5.65%, 12/1/00..................................        2,425                   2,425
                                                                                          ------------  ----------  ----------
                                      Total U.S. Government Agencies                          146,941     268,352     415,293
                                                                                          ------------  ----------  ----------
                                      U.S. TREASURY BONDS (15.4%):
         500                    500     9.25%, 1/15/96..................................          509                     509
       4,000                  4,000     8.88%, 2/15/96..................................        4,074                   4,074
       5,000                  5,000     6.00%, 12/31/97.................................        5,014                   5,014
      10,000                 10,000     9.00%, 5/15/98..................................       10,803                  10,803
       1,000                  1,000     8.88%, 11/15/98.................................        1,088                   1,088
       3,400                  3,400     8.88%, 2/15/99..................................        3,719                   3,719
       4,000                  4,000     9.13%, 5/15/99..................................        4,427                   4,427
       2,600                  2,600     6.38%, 7/15/99..................................        2,635                   2,635
       3,000                  3,000     5.50%, 4/15/00..................................        2,940                   2,940
       6,000                  6,000     8.38%, 8/15/00..................................        6,016                   6,016
      15,000                 15,000     6.25%, 2/15/03..................................       15,043                  15,043
       8,000                  8,000     8.25%, 5/15/05..................................        8,684                   8,684
      10,000                 10,000     8.38%, 8/15/08..................................       11,288                  11,288
                 5,000        5,000     7.25%, 5/15/16..................................                    5,309       5,309
                 1,500        1,500     8.88%, 8/15/17..................................                    1,868       1,868
                15,000       15,000     8.13%, 8/15/19..................................                   17,468      17,468
                   700          700     7.88%, 2/15/21..................................                      796         796
                 7,500        7,500     6.25%, 8/15/23..................................                    7,088       7,088
                                                                                          ------------  ----------  ----------
                                      Total U.S. Treasury Bonds                                76,240      32,529     108,769
                                                                                          ------------  ----------  ----------
                                      U.S. TREASURY NOTES (9.7%):
                 1,800        1,800     8.88%, 11/15/94.................................                    1,958       1,958
                 7,000        7,000     6.00%, 11/30/97.................................                    7,018       7,018
                 8,000        8,000     8.25%, 7/15/98..................................                    8,508       8,508
                 2,200        2,200     8.88%, 2/15/99..................................                    2,406       2,406
                 3,000        3,000     6.38%, 7/15/99..................................                    3,040       3,040
                 5,000        5,000     7.50%, 10/31/99.................................                    5,279       5,279
                 2,000        2,000     7.88%, 11/15/99.................................                    2,141       2,141
                 2,000        2,000     5.50%, 4/15/00..................................                    1,960       1,960
                 5,500        5,500     7.50%, 11/15/01.................................                    5,903       5,903
                14,500       14,500     7.50%, 5/15/02..................................                   15,623      15,623
                 1,000        1,000     6.38%, 8/15/02..................................                    1,012       1,012

CONTINUED

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands) (Unaudited)

          PRINCIPAL AMOUNT                                                                            MARKET VALUE
------------------------------------                                                      ------------------------------------
INTERMEDIATE              PRO FORMA                                                       INTERMEDIATE              PRO FORMA
 TERM BOND    GOVERNMENT   COMBINED                                                        TERM BOND    GOVERNMENT   COMBINED
    FUND      BOND FUND    (NOTE 1)                  SECURITY DESCRIPTION                     FUND      BOND FUND    (NOTE 1)
------------  ----------  ----------  --------------------------------------------------  ------------  ----------  ----------
                                      U.S. TREASURY NOTES, CONTINUED:
                 5,600        5,600     6.25%, 2/15/03..................................  $             $   5,616   $   5,616
                 8,500        8,500     5.88%, 2/15/04..................................                    8,295       8,295
                                                                                          ------------  ----------  ----------
                                      Total U.S. Treasury Notes                                            68,759      68,759
                                                                                          ------------  ----------  ----------
                                      Total Investments, at value                             295,144     371,122     666,266
                                                                                          ------------  ----------  ----------
                                      REPURCHASE AGREEMENTS (5.0%):
                16,852       16,852   Lehman Brothers, 6.15%, dated 6/30/95, due 7/3/95
                                       (Collateralized by 16,720 U.S. Treasury Notes,
                                       6.63%, 3/31/97 market value-- $17,201)                              16,852      16,852
      18,205                 18,205   State Street Bank & Trust Co., 5.50%, dated
                                       6/30/95, due 7/3/95..............................       18,205                  18,205
                                                                                          ------------  ----------  ----------
                                      Total Repurchase Agreements                              18,205      16,852      35,057
                                                                                          ------------  ----------  ----------
                                      Total (Cost--$309,025, $380,326 and $689,351
                                       respectively) (a)                                  $   313,349   $ 387,974   $ 701,323
                                                                                          ------------  ----------  ----------
                                                                                          ------------  ----------  ----------

---------
Percentages indicated are based on pro forma combined net assets of $706,008.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation....................................  $  18,942
Unrealized depreciation....................................     (6,969)
                                                             ---------
Net unrealized appreciation................................  $  11,973
                                                             ---------
                                                             ---------

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity arrangements.

The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates.

The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1995.

CMO--Collateralized Mortgage Obligation
COLTS--Continuously Offered Long-Term Securities
IAN--Indexed Amortization Note
REMIC--Real Estate Mortgage Investment Conduit

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON VALUE EQUITY INCOME FUND
THE ONE GROUP INCOME EQUITY FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS                        JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amounts) (Unaudited)

       PRINCIPAL AMOUNT                                                                              MARKET VALUE
-------------------------------                                                              -----------------------------
  VALUE                                                                                       VALUE
 EQUITY     INCOME    PRO FORMA                                                               EQUITY    INCOME   PRO FORMA
 INCOME     EQUITY    COMBINED                                                                INCOME    EQUITY   COMBINED
  FUND       FUND     (NOTE 1)                     SECURITY DESCRIPTION                        FUND      FUND    (NOTE 1)
---------  ---------  ---------------------------------------------------------------------  --------  --------  ---------
                               COMMON STOCKS (87.3%):
                               Aircraft (2.8%):
              70,000    70,000 Boeing Co. .................................................  $         $  4,384  $  4,384
   68,600               68,600 Lockheed Martin Corp. ......................................     4,330               4,330
                                                                                             --------  --------  ---------
                                                                                                4,330     4,384     8,714
                                                                                             --------  --------  ---------
                               Banks (2.5%):
              76,754    76,754 BankAmerica Corp. ..........................................               4,039     4,039
              53,000    53,000 J.P. Morgan & Co., Inc. ....................................               3,717     3,717
                                                                                             --------  --------  ---------
                                                                                                          7,756     7,756
                                                                                             --------  --------  ---------
                               Beverages (1.3%):
              65,000    65,000 Coca Cola Co. ..............................................               4,144     4,144
                                                                                             --------  --------  ---------
                               Building & Construction (0.5%):
              30,000    30,000 Corning Delaware............................................               1,534     1,534
                                                                                             --------  --------  ---------
                               Business Equipment & Services (3.3%):
              55,000    55,000 Browning Ferris Industries, Inc. ...........................               1,987     1,987
              90,000    90,000 Dun & Bradstreet Corp. .....................................               4,725     4,725
             115,000   115,000 National Service Industries, Inc. ..........................               3,320     3,320
                                                                                             --------  --------  ---------
                                                                                                         10,032    10,032
                                                                                             --------  --------  ---------
                               Chemicals--Petroleum & Inorganic (6.2%):
              65,000    65,000 ARCO Chemical Co. ..........................................               2,949     2,949
   50,000     68,000   118,000 Dow Chemical Co. ...........................................     3,594     4,887     8,481
   53,000               53,000 DuPont (E.I.) de Nemours & Co. .............................     3,644               3,644
              65,000    65,000 Grace W. R. & Co. ..........................................               3,989     3,989
                                                                                             --------  --------  ---------
                                                                                                7,238    11,825    19,063
                                                                                             --------  --------  ---------
                               Chemicals--Specialty (1.5%):
             125,000   125,000 Nalco Chemical Co. .........................................               4,547     4,547
                                                                                             --------  --------  ---------
                               Computers--Main/Mini (3.5%):
   30,000               30,000 International Business Machines.............................     2,880               2,880
              25,000    25,000 Salomon, Inc. ..............................................               2,400     2,400
   15,000     32,000    47,000 Xerox Corp. ................................................     1,759     3,752     5,511
                                                                                             --------  --------  ---------
                                                                                                4,639     6,152    10,791
                                                                                             --------  --------  ---------
                               Computers--Micro (0.3%):
   23,000               23,000 Compaq Computer Corp. (b)...................................     1,044               1,044
                                                                                             --------  --------  ---------
                               Cosmetics/Toiletry (1.3%):
              80,000    80,000 International Flavors & Fragrances Inc. ....................               3,980     3,980
                                                                                             --------  --------  ---------
                               Defense (1.3%):
   25,000               25,000 Loral Corp. ................................................     1,294               1,294
   33,600               33,600 Raytheon Co. ...............................................     2,608               2,608
                                                                                             --------  --------  ---------
                                                                                                3,902               3,902
                                                                                             --------  --------  ---------

CONTINUED

--------------------------------------------------------------------------------

PARAGON VALUE EQUITY INCOME FUND
THE ONE GROUP INCOME EQUITY FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amounts) (Unaudited)

       PRINCIPAL AMOUNT                                                                              MARKET VALUE
-------------------------------                                                              -----------------------------
  VALUE                                                                                       VALUE
 EQUITY     INCOME    PRO FORMA                                                               EQUITY    INCOME   PRO FORMA
 INCOME     EQUITY    COMBINED                                                                INCOME    EQUITY   COMBINED
  FUND       FUND     (NOTE 1)                     SECURITY DESCRIPTION                        FUND      FUND    (NOTE 1)
---------  ---------  ---------------------------------------------------------------------  --------  --------  ---------
                               COMMON STOCKS, CONTINUED:
                               Electrical Equipment (0.4%):
   21,000               21,000 Johnson Controls, Inc. .....................................  $  1,186  $         $  1,186
                                                                                             --------  --------  ---------
                               Electronic Components (2.1%):
   50,000               50,000 Avnet, Inc. ................................................     2,419               2,419
   40,000               40,000 Intel Corp. ................................................     2,532               2,532
   11,700               11,700 Texas Instruments Corp. ....................................     1,566               1,566
                                                                                             --------  --------  ---------
                                                                                                6,517               6,517
                                                                                             --------  --------  ---------
                               Farm Machinery (0.6%):
   20,000               20,000 Deere & Co. ................................................     1,713               1,713
                                                                                             --------  --------  ---------
                               Finance (2.4%):
   19,100               19,100 Federal National Mortgage Assoc. ...........................     1,803               1,803
   60,000               60,000 First Tennessee National Corp. .............................     2,782               2,782
   71,000               71,000 Reliastar Financial Corp. ..................................     2,716               2,716
                                                                                             --------  --------  ---------
                                                                                                7,301               7,301
                                                                                             --------  --------  ---------
                               Food & Related (4.0%):
              90,000    90,000 Campbell Soup Co. ..........................................               4,410     4,410
   45,000     65,000   110,000 ConAgra, Inc. ..............................................     1,569     2,267     3,836
   93,000               93,000 IBP, Inc. ..................................................     4,045               4,045
                                                                                             --------  --------  ---------
                                                                                                5,614     6,677    12,291
                                                                                             --------  --------  ---------
                               Forest/Paper Products (0.7%):
   25,000               25,000 International Paper Co. ....................................     2,144               2,144
                                                                                             --------  --------  ---------
                               Furniture/Furnishings (0.4%):
              50,000    50,000 Masco Corp. ................................................               1,350     1,350
                                                                                             --------  --------  ---------
                               Health Care--Drugs (3.6%):
   85,000    136,000   221,000 Baxter International, Inc. .................................     3,092     4,947     8,039
   72,000               72,000 Schering Plough Corp. ......................................     3,177               3,177
                                                                                             --------  --------  ---------
                                                                                                6,269     4,947    11,216
                                                                                             --------  --------  ---------
                               Health Care--General (5.8%):
              60,000    60,000 American Home Products......................................               4,642     4,642
   25,000     73,000    98,000 Bristol-Myers Squibb Co. ...................................     1,703     4,973     6,676
   35,000               35,000 Columbia/HCA Healthcare.....................................     1,514               1,514
              60,000    60,000 Warner - Lambert Co. .......................................               5,183     5,183
                                                                                             --------  --------  ---------
                                                                                                3,217    14,798    18,015
                                                                                             --------  --------  ---------
                               Home Building/Mobil Homes (0.5%):
   70,000               70,000 Fleetwood Enterprises, Inc. ................................     1,383               1,383
                                                                                             --------  --------  ---------

CONTINUED

--------------------------------------------------------------------------------

PARAGON VALUE EQUITY INCOME FUND
THE ONE GROUP INCOME EQUITY FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amounts) (Unaudited)

       PRINCIPAL AMOUNT                                                                              MARKET VALUE
-------------------------------                                                              -----------------------------
  VALUE                                                                                       VALUE
 EQUITY     INCOME    PRO FORMA                                                               EQUITY    INCOME   PRO FORMA
 INCOME     EQUITY    COMBINED                                                                INCOME    EQUITY   COMBINED
  FUND       FUND     (NOTE 1)                     SECURITY DESCRIPTION                        FUND      FUND    (NOTE 1)
---------  ---------  ---------------------------------------------------------------------  --------  --------  ---------
                               COMMON STOCKS, CONTINUED:
                               Household--General Products (2.0%):
             125,000   125,000 Jostens.....................................................  $         $  2,656  $  2,656
   70,000               70,000 Premark International, Inc. ................................     3,631               3,631
                                                                                             --------  --------  ---------
                                                                                                3,631     2,656     6,287
                                                                                             --------  --------  ---------
                               Household--Major Appliances (1.1%):
             100,000   100,000 Briggs & Stratton Corp. ....................................               3,450     3,450
                                                                                             --------  --------  ---------
                               Industrial Equipment (0.3%):
   20,000               20,000 PACCAR, Inc. ...............................................       935                 935
                                                                                             --------  --------  ---------
                               Insurance--Life (1.5%):
              80,000    80,000 Transamerica Corp. .........................................               4,660     4,660
                                                                                             --------  --------  ---------
                               Insurance--Property/Casualty (1.7%):
             120,000   120,000 Lincoln National Corp. .....................................               5,250     5,250
                                                                                             --------  --------  ---------
                               Motor Vehicles (0.7%):
   45,000               45,000 Chrysler Corp. .............................................     2,154               2,154
                                                                                             --------  --------  ---------
                               Multiple Industry (1.7%):
              80,000    80,000 Corning, Inc. ..............................................               2,620     2,620
   22,000               22,000 ITT Corp. ..................................................     2,585               2,585
                                                                                             --------  --------  ---------
                                                                                                2,585     2,620     5,205
                                                                                             --------  --------  ---------
                               Petroleum--Domestic (2.9%):
              70,000    70,000 Amoco Corp. ................................................               4,664     4,664
              40,000    40,000 Atlantic Richfield Co. .....................................               4,390     4,390
                                                                                             --------  --------  ---------
                                                                                                          9,054     9,054
                                                                                             --------  --------  ---------
                               Petroleum--International (7.0%):
   24,000               24,000 Chevron Corp. ..............................................     1,119               1,119
   15,000     70,000    85,000 Exxon Corp. ................................................     1,059     4,944     6,003
   44,000     45,000    89,000 Mobil Corp. ................................................     4,224     4,320     8,544
   15,000     35,000    50,000 Royal Dutch Petroleum.......................................     1,828     4,266     6,094
                                                                                             --------  --------  ---------
                                                                                                8,230    13,530    21,760
                                                                                             --------  --------  ---------
                               Petroleum Services (1.0%):
              85,000    85,000 Halliburton Co. ............................................               3,039     3,039
                                                                                             --------  --------  ---------
                               Photography Equipment (1.5%):
              75,000    75,000 Eastman Kodak Co. ..........................................               4,547     4,547
                                                                                             --------  --------  ---------
                               Publishing (1.6%):
              65,000    65,000 McGraw-Hill Cos., Inc. .....................................               4,932     4,932
                                                                                             --------  --------  ---------

CONTINUED

--------------------------------------------------------------------------------

PARAGON VALUE EQUITY INCOME FUND
THE ONE GROUP INCOME EQUITY FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amounts) (Unaudited)

       PRINCIPAL AMOUNT                                                                              MARKET VALUE
-------------------------------                                                              -----------------------------
  VALUE                                                                                       VALUE
 EQUITY     INCOME    PRO FORMA                                                               EQUITY    INCOME   PRO FORMA
 INCOME     EQUITY    COMBINED                                                                INCOME    EQUITY   COMBINED
  FUND       FUND     (NOTE 1)                     SECURITY DESCRIPTION                        FUND      FUND    (NOTE 1)
---------  ---------  ---------------------------------------------------------------------  --------  --------  ---------
                               COMMON STOCKS, CONTINUED:
                               Retail--General Merchandise (4.2%):
   60,600               60,600 J.C. Penney, Inc. ..........................................  $  2,909  $         $  2,909
   46,000               46,000 Reebok International, Inc. .................................     1,564               1,564
   20,000     90,000   110,000 Sears Roebuck & Co. ........................................     1,198     5,389     6,587
   35,000               35,000 V.F. Corp. .................................................     1,881               1,881
                                                                                             --------  --------  ---------
                                                                                                7,552     5,389    12,941
                                                                                             --------  --------  ---------
                               Securities & Commercial Broker (1.9%):
             125,000   125,000 American Express Co. .......................................               4,391     4,391
   30,000               30,000 Merrill Lynch & Co., Inc. ..................................     1,575               1,575
                                                                                             --------  --------  ---------
                                                                                                1,575     4,391     5,966
                                                                                             --------  --------  ---------
                               Steel (0.4%):
   60,000               60,000 Birmingham Steel Corp. .....................................     1,110               1,110
                                                                                             --------  --------  ---------
                               Tobacco (3.0%):
   50,000     73,000   123,000 Philip Morris Cos., Inc. ...................................     3,719     5,429     9,148
                                                                                             --------  --------  ---------
                               Transportation (0.8%):
   25,000               25,000 British Airways ADR.........................................     1,681               1,681
   40,000               40,000 Consolidated Freightways....................................       885                 885
                                                                                             --------  --------  ---------
                                                                                                2,566               2,566
                                                                                             --------  --------  ---------
                               Utilities--Electric (2.8%):
             133,000   133,000 Central & South West Corp. .................................               3,491     3,491
              60,000    60,000 Duke Power Co. .............................................               2,490     2,490
              90,000    90,000 WPS Resources...............................................               2,632     2,632
                                                                                             --------  --------  ---------
                                                                                                          8,613     8,613
                                                                                             --------  --------  ---------
                               Utilities--Telephone (6.2%):
              90,000    90,000 AT&T........................................................               4,781     4,781
   37,000               37,000 Bellsouth Corp. ............................................     2,349               2,349
   45,000               45,000 Entergy Corp. ..............................................     1,086               1,086
   70,000               70,000 GTE Corp. ..................................................     2,389               2,389
   90,000               90,000 Peco Energy Co. ............................................     2,486               2,486
             100,000   100,000 SBC Communications, Inc. ...................................               4,763     4,763
   42,000               42,000 Sprint Corp. ...............................................     1,412               1,412
                                                                                             --------  --------  ---------
                                                                                                9,722     9,544    19,266
                                                                                             --------  --------  ---------
                                 Total Common Stocks                                          100,276   169,230   269,506
                                                                                             --------  --------  ---------

CONTINUED

--------------------------------------------------------------------------------

PARAGON VALUE EQUITY INCOME FUND
THE ONE GROUP INCOME EQUITY FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED             JUNE 30, 1995
(Amounts in Thousands, except Shares or Principal Amounts) (Unaudited)

       PRINCIPAL AMOUNT                                                                              MARKET VALUE
-------------------------------                                                              -----------------------------
  VALUE                                                                                       VALUE
 EQUITY     INCOME    PRO FORMA                                                               EQUITY    INCOME   PRO FORMA
 INCOME     EQUITY    COMBINED                                                                INCOME    EQUITY   COMBINED
  FUND       FUND     (NOTE 1)                     SECURITY DESCRIPTION                        FUND      FUND    (NOTE 1)
---------  ---------  ---------------------------------------------------------------------  --------  --------  ---------
                               CORPORATE BONDS (3.9%):
1,050,000             1,050,000 Avnet, Inc., 6.00%, 4/15/12................................. $  1,214  $         $  1,214
           2,500,000  2,500,000 Browning Ferris Industries, Inc., 6.25%, 8/15/12............              2,513     2,513
1,000,000             1,000,000 Healthsouth Rehabilitaion, 5.00%, 4/1/01....................    1,095               1,095
2,500,000             2,500,000 Hechinger Co., 5.50%, 4/1/12................................    1,587               1,587
           2,500,000  2,500,000 Masco Corp., 5.25%, 2/15/12.................................              2,187     2,187
2,250,000             2,250,000 Pennzoil Co., 6.50%, 1/15/03................................    2,678               2,678
  980,000              980,000 Sports & Recreation, Inc., 4.25%, 11/1/00...................       745                 745
                                                                                             --------  --------  ---------
                                 Total Corporate Bonds                                          7,319     4,700    12,019
                                                                                             --------  --------  ---------
                               PREFERRED STOCK (CONVERTIBLE) (7.6%):
   15,000               15,000 Burlington Northern, Inc. ..................................     1,012               1,012
   26,000               26,000 Citicorp....................................................     4,115               4,115
              80,000    80,000 ConAgra, Inc., Class E......................................               2,830     2,830
   35,600               35,600 Ford Motor Co. .............................................     3,458               3,458
   35,500     70,000   105,500 General Motors Corp. .......................................     2,236     4,410     6,646
              80,000    80,000 Sonoco Products.............................................               4,440     4,440
              70,000    70,000 Westinghouse Electric.......................................               1,024     1,024
                                                                                             --------  --------  ---------
                                 Total Preferred Stock                                         10,821    12,704    23,525
                                                                                             --------  --------  ---------
                                 Total Investments, at value                                  118,416   186,634   305,050
                                                                                             --------  --------  ---------
                               REPURCHASE AGREEMENTS (1.0%):
           1,416,000  1,416,000 Lehman Brothers, 6.15%, dated 6/30/95, due 7/3/95
                                 (Collateralized by 1,400,000 U.S. Treasury Notes, 6.75%,
                                 2/28/97, market value-$1,450).............................               1,416     1,416
1,675,000             1,675,000 State Street Bank & Trust Co., 5.50%, dated 6/30/95, due
                                 7/3/95....................................................     1,675               1,675
                                                                                             --------  --------  ---------
                                 Total Repurchase Agreements                                    1,675     1,416     3,091
                                                                                             --------  --------  ---------
                                 Total (Cost--$97,622, $147,891 and $245,513,
                                   respectively)(a)                                          $120,091  $188,050  $308,141
                                                                                             --------  --------  ---------
                                                                                             --------  --------  ---------

----------
Percentages indicated are based on proforma combined net assets of $308,883.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses reconized for financial reporting in excess of federal income tax reporting of approximately $7. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...........................................  $  65,698
Unrealized depreciation...........................................     (3,077)
                                                                    ---------
Net unrealized appreciation.......................................  $  62,621
                                                                    ---------
                                                                    ---------

(b) Represents non-income producing security.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON LOUISIANA TAX-FREE FUND
THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS                         MAY 31, 1995
(Unaudited)

PRINCIPAL   INTEREST                  MATURITY
  AMOUNT     RATE                       DATE                       VALUE
----------  -------   ----------------------------------------  ------------
LOUISIANA MUNICIPAL BOND OBLIGATIONS (97.0%)
General Obligations (31.0%)
Caddo Parish (MBIA)
  $200,000   7.10%    02/01/00................................  $    214,456
   550,000   7.20     02/01/01................................       589,672
   300,000   7.20     02/01/02................................       321,123
 1,415,000   5.25     02/01/06................................     1,410,217
Caddo Parish School District (MBIA)
   750,000   5.00     03/01/03................................       745,215
Calcasieu Parish School District (BIG)
   500,000   7.10     02/01/01................................       532,705
De Soto Parish School District
   120,000   8.00     08/01/05................................       133,928
 1,070,000   5.30     10/01/05................................     1,040,404
 1,245,000   5.60     10/01/06................................     1,208,796
Jefferson Parish (FGIC)
   500,000   7.10     09/01/97................................       525,540
   500,000   7.40     09/01/99................................       528,145
   250,000   7.70     09/01/02................................       264,825
Jefferson Parish Construction Waterworks District #2
   400,000   7.25     01/15/00................................       401,032
LA State
 6,160,000   7.00     08/01/02................................     6,543,090
   675,000   7.00     08/01/03................................       714,555
LA State (FSA)
 2,750,000   7.10     09/01/03................................     3,064,545
LA State (MBIA)
 6,290,000   6.00     05/15/99................................     6,585,253
Lafayette Parish (FGIC)
 1,000,000   7.80     03/01/01................................     1,089,140
Lafourche Parish Water District #3
   650,000   5.63     01/01/01................................       668,369
Lincoln Parish School District (MBIA)
   500,000   6.20     03/01/03................................       525,490
 1,465,000   6.40     03/01/05................................     1,539,217
Monroe Parish School District (FGIC)
 1,230,000   5.35     03/01/05................................     1,230,517
 1,320,000   5.35     03/01/06................................     1,315,512
Monroe Parish School District (MBIA)
 1,220,000   8.00     03/01/01................................     1,393,374
 1,300,000   7.00     03/01/02................................     1,435,109
 1,390,000   7.00     03/01/03................................     1,547,765
Ouachita Parish West School District Refunding Series A (FSA)
 2,000,000   6.50     03/01/03................................     2,154,140
 1,000,000   6.60     03/01/04................................     1,079,380
 2,695,000   6.65     03/01/05................................     2,901,599
 1,655,000   6.70     03/01/06................................     1,777,387
Plaquemines Parish (AMBAC)
 1,440,000   6.40     08/01/04................................     1,546,445
Rapides Parish (MBIA)
   500,000   7.25     04/01/00................................       540,220

PRINCIPAL   INTEREST                  MATURITY
  AMOUNT     RATE                       DATE                       VALUE
----------  -------   ----------------------------------------  ------------
LOUISIANA MUNICIPAL BOND OBLIGATIONS, CONTINUED:
General Obligations, continued:
Rapides Parish School District #11 (FGIC)
  $670,000   6.90%    02/01/01................................  $    718,776
 1,475,000   6.95     02/01/02................................     1,582,247
Shreveport
   880,000   4.25     12/01/03................................       825,009
   930,000   4.25     12/01/04................................       862,017
   480,000   5.90     02/01/07................................       493,934
Shreveport (AMBAC)
   480,000   6.20     03/01/02................................       504,470
   500,000   6.70     02/01/03................................       531,240
St. Charles School District #1 (AMBAC)
 1,000,000   6.25     03/01/04................................     1,058,740
 2,350,000   6.45     03/01/06................................     2,473,493
St. John Baptist Parish School District
   605,000   4.90     03/01/06................................       566,649
   500,000   5.10     03/01/08................................       478,980
St. John Baptist Parish School District #1
   870,000   6.25     03/01/05................................       910,107
   695,000   5.20     03/01/09................................       649,081
St. Landry Parish School District #1 (MBIA)
 1,000,000   8.00     05/01/98................................     1,082,500
   750,000   6.10     05/01/07................................       770,108
St. Tammany Parish (FGIC)
   300,000   7.40     03/01/98................................       318,855
   620,000   6.70     04/01/98................................       660,548
                                                                ------------
    Total General Obligations                                     60,053,919
                                                                ------------
Health Care Revenue (14.3%)
LA Public Facilities Authority Alton Ochsner Medical
  Foundation 92-A (MBIA)
 2,280,000   6.30     05/15/04................................     2,460,439
LA Public Facilities Authority General Health (MBIA)
 2,820,000   5.55     11/01/04................................     2,905,897
LA Public Facilities Authority Health and Education
 1,765,000   7.30(a)  12/01/15................................     1,848,873
LA Public Facilities Authority Health and Education Series B
$3,825,000   7.30(a)  12/01/15................................     3,941,050
LA Public Facilities Authority Lafayette Medical Center (FSA)
 1,000,000   6.05     10/01/04................................     1,068,420
LA Public Facilities Authority Mary Bird Perkins Cancer Center
  (FSA)
 1,135,000   5.50     01/01/04................................     1,160,765
LA Public Facilities Authority Our Lady of Lake Hospital
  (MBIA)
   500,000   5.70     12/01/04................................       521,570

CONTINUED

--------------------------------------------------------------------------------

PARAGON LOUISIANA TAX-FREE FUND
THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED              MAY 31, 1995
(Unaudited)

PRINCIPAL   INTEREST                  MATURITY
  AMOUNT     RATE                       DATE                       VALUE
----------  -------   ----------------------------------------  ------------
LOUISIANA MUNICIPAL BOND OBLIGATIONS, CONTINUED:
Health Care Revenue, continued:
LA Public Facilities Authority St. Francis Medical Center
  (FSA)
 1,385,000   4.80     07/01/04................................     1,341,622
   870,000   4.90     07/01/05................................       845,301
LA Public Facilities Authority Woman's Hospital
$1,235,000   6.85%    10/01/05................................  $  1,291,724
LA Public Facilities Authority Woman's Hospital (FGIC)
   500,000   7.20     10/01/97................................       531,035
   730,000   5.40     10/01/05................................       742,906
 1,715,000   5.50     10/01/06................................     1,747,482
Lafourche Parish Hospital District #3
   525,000   5.50     10/01/04................................       504,452
Ouachita Parish Glenwood Hospital
 2,525,000   7.50     07/01/06................................     2,809,239
St. Tammany Hospital District #1 (FGIC)
 1,815,000   6.30     07/01/07................................     1,890,903
Terrebonne Parish Hospital Service #1 (BIG)
 1,285,000   7.40     04/01/03................................     1,396,178
Vermillion Parish Hospital (MBIA)
   555,000   6.35     05/01/00................................       595,193
                                                                ------------
  Total Health Care Revenue                                       27,603,049
                                                                ------------
Higher Education--5.3%
LA Public Facilities Authority Loyola University
   500,000   9.00     10/01/95................................       507,420
   500,000   7.20     10/01/00................................       552,925
 1,960,000   6.60     04/01/05................................     2,131,245
LA Public Facilities Authority Tulane University
   300,000   7.50     05/15/00................................       327,594
 2,940,000   6.25     07/15/06................................     3,112,549
 1,000,000   6.40     11/15/07................................     1,070,640
LA Public Facilities Authority Tulane University (FGIC)
   450,000   5.80     02/15/04................................       471,929
LA Public Facilities Authority Tulane University Series B
   700,000   7.00     08/15/97................................       735,581
   200,000   7.20     08/15/98................................       213,966
LA Public Facilities Authority Tulane University Series C
   750,000   7.00     08/15/97................................       788,123
   300,000   7.20     08/15/98................................       320,949
                                                                ------------
  Total Higher Education                                          10,232,921
                                                                ------------
Sales Tax Revenue (37.6%)
Alexandria Public Improvements (MBIA)
   300,000   7.35     08/01/97................................       318,573
Baton Rouge Public Improvements (AMBAC)
   700,000   6.85     08/01/00................................       772,632
   800,000   6.90     08/01/01................................       879,696
Baton Rouge Public Improvements (FSA)
 2,000,000   6.00     08/01/04................................     2,109,000
 1,000,000   6.00     06/01/06................................     1,043,720
   765,000   6.38     08/01/09................................       796,136

PRINCIPAL   INTEREST                  MATURITY
  AMOUNT     RATE                       DATE                       VALUE
----------  -------   ----------------------------------------  ------------
LOUISIANA MUNICIPAL BOND OBLIGATIONS, CONTINUED:
Sales Tax Revenue, continued:
Bossier City Public Improvements (AMBAC)
   805,000   6.20     11/01/07................................       856,472
Bossier City Public Improvements (FGIC)
  $400,000   6.88%    11/01/06................................  $    433,100
   400,000   6.88     11/01/07................................       433,100
East Baton Rouge Parish (FGIC)
 2,280,000   8.00     02/01/02................................     2,682,420
 2,490,000   4.65     02/01/04................................     2,337,662
East Baton Rouge Parish (MBIA)
   500,000   7.10     02/01/99................................       540,995
   500,000   7.10     02/01/00................................       546,005
East Baton Rouge Parish Public Improvements
 1,085,000   5.15     02/01/05................................     1,028,330
 1,145,000   5.15     02/01/06................................     1,072,258
General Baton Parking Authority
 1,390,000   6.38     07/01/03................................     1,392,821
Utility Revenue (3.2%)
Bossier City Public Improvements (FGIC)
   550,000   6.88     11/01/08................................       591,222
Houma (FGIC)
 1,560,000   6.13     01/01/07................................     1,657,859
Shreveport Water & Sewer
   500,000   6.25     12/01/03................................       542,670
Shreveport Water & Sewer (FGIC)
   930,000   7.75     12/01/02................................     1,091,299
Terrebone Parish Waterworks (FGIC)
   690,000   5.70     11/01/06................................       710,693
Ville Platte Parish
 1,555,000   5.50     05/01/09................................     1,500,217
                                                                ------------
  Total Utility Revenue                                            6,094,160
                                                                ------------
Miscellaneous Louisiana Municipal Bonds (5.6%)
Bastrop Pollution Control Industrial Development
  (International Paper)
 2,500,000   6.90     03/01/07................................     2,688,925
Caddo Parish Industrial Development Revenue (Wal-Mart Stores,
  Inc.)
   470,000   5.95     11/01/07................................       478,192
De Soto Parish Pollution Control
 1,000,000   5.05     12/01/02................................       989,480
East Baton Rouge Mortgage Finance Authority
   770,000   4.90     10/01/05................................       722,175
East Baton Rouge Mortgage Finance Authority (GNMA/FNMA
  collateralized)
 1,390,000   5.45     10/01/03................................     1,411,503
Iberia Home Mortgage Loan Association
 1,575,000   7.38     01/01/11................................     1,689,723
LA Housing Finance Agency
 1,100,000   5.70     06/01/15................................     1,102,926
LA Public Facilities Authority Multi-Housing Linlake Village
   610,000   5.25(a)  06/01/07................................       615,813

CONTINUED

--------------------------------------------------------------------------------

PARAGON LOUISIANA TAX-FREE FUND
THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED              MAY 31, 1995
(Unaudited)

PRINCIPAL   INTEREST                  MATURITY
  AMOUNT     RATE                       DATE                       VALUE
----------  -------   ----------------------------------------  ------------
LOUISIANA MUNICIPAL BOND OBLIGATIONS, CONTINUED:
Miscellaneous Louisiana Municipal Bonds, continued:
LA Public Facilities Authority Shreveport Single Family
  Mortgage
$1,018,790   8.45%    12/01/12................................     1,091,410
                                                                ------------
  Total Miscellaneous Louisiana Municipal Bonds                   10,790,147
                                                                ------------
  Total Louisiana Municipal Bond Obligations
    (cost--$184,261,635)                                         187,531,927
                                                                ------------
SHORT-TERM OBLIGATIONS (2.4%)
Burke County Georgia Pollution Control
 1,500,000   4.02(a)  07/01/24................................     1,500,000
LA State Recovery District Tax
 2,000,000   4.55(a)  07/07/97................................     2,000,000
   400,000   2.93(a)  07/01/96................................       400,000
North Alabama Environmental Pollution Center
   800,000   4.33(a)  12/01/00................................       800,000
                                                                ------------

PRINCIPAL   INTEREST                  MATURITY
  AMOUNT     RATE                       DATE                       VALUE
----------  -------   ----------------------------------------  ------------
SHORT-TERM OBLIGATIONS, CONTINUED:
  Total Short-Term Obligations
    (cost--$4,700,000)                                          $  4,700,000
                                                                ------------
                                                                ------------
  Total Investments
    (cost--$188,961,635(b))                                      192,231,927
                                                                ------------
                                                                ------------
Federal Income Tax Information:
  Gross unrealized gain for investments in which value exceeds
    cost......................................................     4,648,835
  Gross unrealized loss for investments in which cost exceeds
    value.....................................................    (1,378,543)
                                                                ------------
  Net unrealized gain                                           $  3,270,292
                                                                ------------
                                                                ------------

------------

(a) Variable rate security. Coupon rate disclosed is that which is in effect at May 31, 1995.

(b) The cost stated also represents aggregate cost for federal income tax purposes.

AMBAC         --      Insured by American Municipal Bond Assurance Corporation.
BIG           --      Insured by Bond Investors Guaranty Insurance Company.
FGIC          --      Insured by Financial Guaranty Insurance Corporation.
FSA           --      Insured by Financial Security Assurance, Inc.
MBIA          --      Insured by Municipal Bond Investors Assurance Corporation.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON VALUE GROWTH FUND
THE ONE GROUP VALUE GROWTH FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS                         MAY 31, 1995
(Unaudited)

  SHARES                  DESCRIPTION                    VALUE
-----------  --------------------------------------  -------------
COMMON STOCKS (84.5%)
Basic Materials & Natural Resources (8.0%)
     90,000  Dow Chemical Co. .....................  $   6,603,750
     75,000  Du Pont (E.I.) De Nemours & Co. ......      5,090,625
     80,000  Nucor Corp. ..........................      3,820,000
                                                     -------------
                                                        15,514,375
                                                     -------------
Capital Equipment & Services (4.1%)
    100,000  Allied Signal , Inc. .................      4,037,500
     70,000  Johnson Controls, Inc. ...............      4,007,500
                                                     -------------
                                                         8,045,000
                                                     -------------
Consumer Cyclical (16.0%)
    200,000  Carnival Corp. .......................      4,650,000
    120,000  Chrysler Corp. (b)....................      5,235,000
    200,000  Consolidated Stores Corp. (a).........      3,750,000
    150,000  Heillg Meyers Co. ....................      3,581,250
    165,000  Home Depot, Inc. .....................      6,888,125
    150,000  Office Depot, Inc. (a)................      3,600,000
    140,000  Wal-Mart Stores, Inc. ................      3,500,000
                                                     -------------
                                                        31,184,375
                                                     -------------
Consumer Noncyclical (13.7%)
    125,000  Columbia/HCA Healthcare Corp. ........      5,109,375
     65,000  Darden Restaurants, Inc. (a)..........        715,000
    100,000  Duracell International, Inc. .........      4,325,000
    135,000  Foundation Health Corp. (a)...........      3,796,875
     65,000  General Mills, Inc. ..................      3,371,875
    120,000  Healthcare Compare Corp. (a)..........      3,750,000
    150,000  United Healthcare Corp. ..............      5,587,500
                                                     -------------
                                                        26,655,625
                                                     -------------
Energy (7.1%)
    100,000  Amoco Corp. ..........................      6,837,500
    100,000  Murphy Oil Corp. .....................      4,375,000
     80,000  Sun Co., Inc. ........................      2,520,000
                                                     -------------
                                                        13,732,500
                                                     -------------
Finance (8.2%)
     81,000  CCB Financial Corp. (b)...............      3,341,250
     50,000  Federal National Mortgage
               Association.........................      4,650,000
    120,000  First American Corp. of Tennessee.....      4,162,500
    175,000  Southtrust Corp. .....................      3,740,625
                                                     -------------
                                                        15,894,375
                                                     -------------
Technology (15.6%)
    130,000  Compaq Computer Corp. (a).............      5,086,250
    100,000  General Instrument Corp. .............      3,087,500
     85,000  Intel Corp. ..........................      9,541,250
     65,000  Texas Instruments, Inc. ..............      7,515,625

  SHARES                  DESCRIPTION                    VALUE
-----------  --------------------------------------  -------------

COMMON STOCKS, CONTINUED:
Technology, continued:

    $10,000  Vishay Intertechnology, Inc. (a)......  $     653,460
     40,000  Xerox Corp. ..........................      4,535,000
                                                     -------------
                                                        30,419,085
                                                     -------------
Transportation (1.2%)
    100,000  Atlantic Southeast Airlines, Inc. ....      2,412,500
                                                     -------------
Utilities (10.6%)
    120,000  AT&T Corp. ...........................      6,090,000
     41,500  BellSouth Corp. ......................      2,547,063
    150,000  Enron Corp. ..........................      5,475,000
    250,000  WorldCom, Inc. (a)....................      6,500,000
                                                     -------------
                                                        20,612,063
                                                     -------------
  Total Common Stocks (cost--$128,330,615)             164,459,898
                                                     -------------
PREFERRED STOCKS (5.8%)
     55,000  Ashland Oil Co., Covertible
               Preferred, 3.13%....................      3,245,000
     75,000  Corning Delaware LP, Convertible
               Preferred, 6.00%....................      3,731,250
     45,000  Ford Motor Co., Convertible
               Preferred, 4.20%....................      4,297,500
                                                     -------------
  Total Preferred Stocks (cost--$11,095,795)            11,273,750
                                                     -------------

  PRINCIPAL      INTEREST          MATURITY
   AMOUNT          RATE              DATE                VALUE
-------------  ------------  ---------------------  ---------------
CORPORATE OBLIGATIONS (2.9%)
Avnet, Inc.
   $2,800,000       6.00%    04/15/12               $     3,097,500
Sports & Recreation, Inc.
    3,250,000       4.25     11/01/00                     2,474,063
                                                    ---------------
  Total Corporate Obligations
    (cost--$6,410,210)                                    5,571,563
                                                    ---------------
REPURCHASE AGREEMENTS (7.5%)
State Street Bank & Trust Co., dated 05/31/95,
  repurchase price $14,592,229 (U.S. Treasury
  Note: $14,540,000, 6.63%, 03/31/97)
   14,590,000       5.50%    06/01/95                    14,590,000
                                                    ---------------
  Total Repurchase Agreements
    (cost--$14,590,000)                                  14,590,000
                                                    ---------------
  Total Investments (cost--$160,426,620 (c))            195,905,211
                                                    ---------------
                                                    ---------------
Federal Income Tax Information:
  Gross unrealized gain for investments in which
    value exceeds cost ...........................       39,485,811
  Gross unrealized loss for investments in which
    cost exceeds value ...........................       (4,007,220)
                                                    ---------------
  Net unrealized gain ............................  $    35,478,591
                                                    ---------------
                                                    ---------------

------------

(a) Non-income producing security.

(b) There are common stock rights attached to these securities.

(c) The cost stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON GULF SOUTH GROWTH FUND
THE ONE GROUP GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
PRO FORMA SCHEDULE OF PORTFOLIO INVESTMENTS                         MAY 31, 1995
(Unaudited)

 SHARES                   DESCRIPTION                     VALUE
---------  ------------------------------------------  ------------
COMMON STOCKS (89.8%)
Basic Materials & Natural Resources (7.9%):
  100,000  Albemarle Corp............................  $  1,537,500
   60,000  Georgia Gulf Corp.........................     1,822,500
   65,000  Image Industries, Inc.(a).................       682,500
   50,000  Nucor Corp................................     2,387,500
   65,000  Shaw Group Inc............................       528,125
                                                       ------------
                                                          6,958,125
                                                       ------------
Capital Equipment & Services (1.9%)
  110,000  Union Switch & Signal, Inc. (a)...........     1,711,875
                                                       ------------
Consumer Cyclical (16.2%)
  120,000  Autozone, Inc.(a).........................     2,790,000
   75,000  Cameron Ashley, Inc.(a)...................       843,750
   40,000  Dollar General Corp.......................     1,135,000
  100,000  Heilig Meyers Co..........................     2,387,500
   50,000  Michaels Stores, Inc.(a)..................     1,131,250
  135,000  Office Depot, Inc.(a).....................     3,240,000
  114,000  River Oaks Furniture, Inc.(a).............     1,425,000
  120,000  Sports & Recreation, Inc.(a)..............     1,380,000
                                                       ------------
                                                         14,332,500
                                                       ------------
Consumer Noncyclical (13.1%)
  100,000  Apple South, Inc..........................     1,737,500
   25,000  Coastal Physician Group, Inc.(a)..........       390,625
  125,000  Coventry Corp.(a).........................     2,578,125
   75,000  Cracker Barrel Old Country Store..........     1,828,125
   50,000  HeathWise of America, Inc.(a).............     1,462,500
   87,000  Inphynet Medical Management, Inc.(a)......     1,413,750
  800,000  Isolyser Company, Inc.(a).................     2,120,000
                                                       ------------
                                                         11,530,625
                                                       ------------
Energy (7.9%)
  100,000  Benton Oil & Gas Co.(a)...................     1,312,500
  100,000  Input/Output Inc.(a)......................     3,400,000
   95,000  Landmark Graphics Corp.(a)................     2,244,375
                                                       ------------
                                                          6,956,875
                                                       ------------
Finance (21.9%)
   75,000  American Federal Bank, FSB................     1,050,000
   45,000  Bankers First Corp........................     1,215,000
   55,000  First Financial Management Corp...........     3,905,000
   20,000  Leader Financial Corp.....................       540,000
   80,000  Medaphis Corp.(a).........................     4,820,000
  120,000  Regional Acceptance Corp.(a)..............     1,890,000
   85,000  Stewart Enterprises, Inc..................     2,550,000
   77,000  United Companies Financial Corp...........     3,407,250
                                                       ------------
                                                         19,377,250
                                                       ------------

 SHARES                   DESCRIPTION                     VALUE
---------  ------------------------------------------  ------------

COMMON STOCKS, CONTINUED:

Technology (8.0%)
   60,000  Acxiom Corp.(a)...........................  $  1,170,000
   40,000  DSC Communications Corp.(a)(b)............     1,480,000
   55,000  Mobile Telecommunications Technology
             Corp.(a)................................     1,237,500
  100,000  SCI Systems, Inc.(a)......................     2,075,000
   60,000  Scientific-Atlanta, Inc...................     1,117,500
                                                       ------------
                                                          7,080,000
                                                       ------------
Transportation (4.8%)
  120,000  Atlantic Southeast Airlines, Inc..........     2,895,000
   75,000  Miller Industries, Inc.(a)................     1,378,125
                                                       ------------
                                                          4,273,125
                                                       ------------
Utilities (8.1%)
  100,000  Communications Central, Inc.(a)...........       825,000
  100,000  EqualNet Holding Corp.(a).................     1,637,500
  180,000  WorldCom, Inc.(a).........................     4,680,000
                                                       ------------
                                                          7,142,500
                                                       ------------
  Total Common Stocks
    (cost--$61,044,615)                                  79,362,875
                                                       ------------

 PRINCIPAL    INTEREST
  AMOUNT        RATE            MATURITY DATE
-----------  -----------  -------------------------
REPURCHASE AGREEMENTS (9.7%)
State Street Bank & Trust Company, dated 05/31/95,
  repurchase price $8,531,303 (U.S. Treasury Note:
  $8,505,000, 6.63%, 03/31/97)
  8,530,000       5.50%   06/01/95                         8,530,000
                                                     ---------------
                        Total Repurchase Agreements
                                 (cost--$8,530,000)        8,530,000
                                                     ---------------
  Total Investments
    (cost--$69,574,615(c))                                87,892,875
                                                     ---------------
                                                     ---------------
Federal Income Tax Information:
  Gross unrealized gain for investments in which
    value exceeds cost.............................       23,435,921
  Gross unrealized loss for investments in which
    cost exceeds value.............................       (5,117,661)
                                                     ---------------
  Net unrealized gain..............................  $    18,318,260
                                                     ---------------
                                                     ---------------

------------

(a) Non-income producing security.

(b) There are common stock rights attached to these securities.

(c) The cost stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

                               PARAGON PORTFOLIO
                       PARAGON TREASURY MONEY MARKET FUND
                       PARAGON SHORT-TERM GOVERNMENT FUND
                      PARAGON INTERMEDIATE-TERM BOND FUND
                        PARAGON VALUE EQUITY INCOME FUND
                        PARAGON LOUISIANA TAX-FREE FUND
                           PARAGON VALUE GROWTH FUND
                         PARAGON GULF SOUTH GROWTH FUND
                                 THE ONE GROUP
            THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
                   THE ONE GROUP LIMITED VOLATILITY BOND FUND
                       THE ONE GROUP GOVERNMENT BOND FUND
                        THE ONE GROUP INCOME EQUITY FUND
                  THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
                        THE ONE GROUP VALUE GROWTH FUND
                      THE ONE GROUP GULF SOUTH GROWTH FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                  (Unaudited)

                            ------------------------

1.  BASIS OF COMBINATION:
The  unaudited  Pro  Forma  Combining  Statements  of  Assets  and  Liabilities,
Statements of Operations and Schedules of Portfolio Investments and the Financial Highlights reflect the accounts of Paragon Portfolio: Paragon Treasury Money Market Fund ("Paragon Money Market"), Paragon Short-Term Government Fund ("Paragon Government"), Paragon Intermediate-Term Bond Fund ("Paragon Bond"), Paragon Value Equity Income Fund ("Paragon Equity"), Paragon Louisiana Tax-Free Fund ("Paragon Louisiana"), Paragon Value Growth Fund ("Paragon Growth"), and Paragon Gulf South Growth Fund ("Paragon Gulf South") (collectively, the "Paragon Funds") and The One Group: The One Group U.S. Treasury Securities Money Market Fund ("One Group Money Market"), The One Group Limited Volatility Bond Fund ("One Group Limited Volatility"), The One Group Government Bond Fund ("One Group Bond"), The One Group Income Equity Fund ("One Group Equity"), The One Group Louisiana Municipal Bond Fund ("One Group Louisiana"), The One Group Value Growth Fund ("One Group Growth") and The One Group Gulf South Growth Fund ("One Group Gulf South") (collectively, the "One Group Funds") as if the proposed reorganization occurred as of and for the year ended June 30, 1995 for One Group Money Market, One Group Limited Volatility, One Group Bond and One Group Equity; and as of and for the year ended May 31, 1995 for One Group Louisiana, One Group Growth and One Group Gulf South. As of May 31, 1995, One Group Louisiana, One Group Growth and One Group Gulf South had not yet commenced operations. These statements have been derived from books and records utilized in calculating daily net asset value at June 30, 1995 and May 31, 1995.

CONTINUED

--------------------------------------------------------------------------------

PARAGON PORTFOLIO
THE ONE GROUP
--------------------------------------------------------------------------------
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

The pro forma statements give effect to the proposed transfers of the assets and stated liabilities of each Paragon Fund in exchange for shares of the corresponding One Group Fund as follows:

SHAREHOLDERS OF              WILL RECEIVE SHARES OF
---------------------------  -----------------------------------------------------------------
Paragon Money Market         One Group Money Market
Paragon Government           One Group Limited Volatility
Paragon Bond                 One Group Bond
Paragon Equity               One Group Equity
Paragon Louisiana            One Group Louisiana
Paragon Growth               One Group Growth
Paragon Gulf South           One Group Gulf South

Following the proposed transfer of assets, shares of each One Group Fund will be distributed to shareholders of each corresponding Paragon Fund. The Paragon Funds will then be dissolved and liquidated. As a result of the transactions, each shareholder of a Paragon Fund will receive on a tax-free basis, a number of full and fractional shares of the corresponding One Group Fund equal at the date of the exchange to the value of the net assets of each Paragon Fund attributable to the shareholder. If the Paragon Fund shareholder of record is a financial organization authorized to act in a fiduciary, advisory, custodial, agency or similar capacity, that shareholder will receive One Group Fiduciary Class Shares. All other Paragon Fund Class A shareholders will receive One Group Class A Shares. Shareholders of record holding Paragon Fund Class B Shares, other than Class B shareholders of Paragon Money Market, will receive One Group Class B shares. Paragon Money Market Class B shareholders will receive One Group Money Market Class A Shares.

For purposes of determining the Proforma adjusted shares as of June 30, 1995, the percentages of Paragon Class A shareholders receiving One Group Fiduciary Class Shares were 11%, 34%, 39%, and 43% for the Money Market, Government, Bond and Equity Funds, respectively. Those percentages represent the actual percentages as of December 31, 1995.

Under the pooling method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the One Group Funds, of the assets of the Paragon Funds will be the historical cost basis of such assets on the closing date of the transaction. For accounting purposes, the One Group Funds are the survivors of this reorganization. The pro forma statements reflect the combined results of operations of the Paragon Funds and the One Group Funds. However, should such reorganization be effected, the statements of operations of the One Group Funds will not be restated for precombination period results of the corresponding Paragon Funds.

All fees and expenses, including accounting expenses, portfolio transfer taxes (if any) or any other similar expenses incurred in connection with the consummation by The One Group and Paragon Portfolio of the transactions contemplated by the proposed Agreement and Plan of Reorganization will be paid by the party directly incurring such fees and expenses, except that the costs of proxy materials and proxy solicitation, including legal expenses, will be borne by One Group; provided however, that such expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of an One Group or Paragon Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the Internal Revenue Code.

The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations and Schedules of Portfolio Investments and the Financial Highlights should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

The Paragon Funds are portfolios of Paragon Portfolio, an open-end management investment company consisting of eleven funds. Likewise, the One Group Funds are portfolios of The One Group, an open-end management investment company consisting of thirty-two separate funds.

CONTINUED

--------------------------------------------------------------------------------

PARAGON PORTFOLIO
THE ONE GROUP
--------------------------------------------------------------------------------
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

    EXPENSES

    PARAGON FUNDS:

Paragon Government, Paragon Bond, Paragon Equity, Paragon Louisiana, Paragon Growth, and Paragon Gulf South have entered into Investment Advisory Agreements with Premier Investment Advisors, L.L.C., ("Premier"), a subsidiary of Premier Bank N.A. Paragon Money Market has entered into an Investment Advisory Agreement with Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), and into a Subadvisory Agreement with Premier and GSAM. Pursuant to the terms of the Investment Advisory Agreements, Premier and GSAM manage the investments and make investment decisions for each of the respective funds. For these services, each of the Paragon Funds pays its investment adviser a monthly fee at the following annual rate of the corresponding Fund's average daily net assets:

Paragon Money Market................................................................        0.20%
Paragon Government..................................................................        0.50%
Paragon Bond........................................................................        0.50%
Paragon Equity......................................................................        0.65%
Paragon Louisiana...................................................................        0.50%
Paragon Growth......................................................................        0.65%
Paragon Gulf South..................................................................        0.65%

With respect to Paragon Louisiana, Premier has advised Paragon Portfolio that it has voluntarily agreed to reduce its advisory fee from 0.50% to 0.40% of the Fund's average daily net assets. For the year ended May 31, 1995, Premier waived $199,143 of its advisory fee for Paragon Louisiana.

GSAM serves as Paragon Portfolio's administrator pursuant to an Administration Agreement. Under the Administration Agreement, GSAM administers the business affairs of Paragon Portfolio. As compensation for services rendered under the Administration Agreement, each Paragon Fund pays GSAM a fee, computed daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the corresponding Fund. With respect to Paragon Louisiana, GSAM has advised Paragon Portfolio that, it has voluntarily agreed to reduce its administration fee from 0.15% to 0.10% of the Fund's average daily net assets. For the year ended May 31, 1995, GSAM waived $99,571 of its administration fee for Paragon Louisiana.

Goldman Sachs serves as the Distributor of shares of the Paragon Funds pursuant to a Distribution Agreement with Paragon Portfolio. Goldman Sachs may receive a portion of the sales load imposed on the sale of Class A Shares of the variable net asset portfolios. Paragon Portfolio has also adopted, on behalf of each Paragon Fund, a Distribution Plan for Class B Shares (the "Class B Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"). Under the Class B Plan, each Paragon Fund pays Goldman Sachs a quarterly fee for distribution services with respect to the Class B Shares equal to, on an annual basis, 0.75% of each Paragon Fund's average daily net assets attributable to the Class B Shares of such Fund.

    ONE GROUP FUNDS:

The One Group and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of each One Group Fund's average daily net assets as follows:

One Group Money Market..............................................................        0.35%
One Group Limited Volatility........................................................        0.60%
One Group Bond......................................................................        0.45%
One Group Equity....................................................................        0.74%

CONTINUED

--------------------------------------------------------------------------------

PARAGON PORTFOLIO
THE ONE GROUP
--------------------------------------------------------------------------------
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

The One Group and 440 Financial Group of Worcester ("440 Financial") are parties to an administrative agreement under which 440 Financial (the "Administrator") provides services for a fee that is computed daily and payable monthly, at an annual rate of 0.20% on the first $1.5 billion of the combined average net assets of the combined net assets of the Funds of The One Group; 0.18% on the next $0.5 billion of the combined average net assets, and 0.16% on the combined average net assets over $2 billion. Effective April 1, 1995, The Shareholder Services Group, Inc., d/b/a 440 Financial became the Administrator to The One Group. Also effective April 1, 1995, the Advisor became the Sub-Administrator to The One Group pursuant to an agreement between the Administrator and the Advisor. The Advisor assumed many of the administrative duties, for which it receives a fee paid by the Administrator.

The One Group has adopted a distribution and shareholder services plan (the "Plan") on behalf of the Class A, Class B and Service Class shares pursuant to Rule 12b-1 under the 1940 Act. 440 Financial Distributors, Inc. (the Distributor) acts as the distributor of The One Group's shares. The Distributor receives an annual fee for its services of 0.35%, 1.00%, and 0.75% of the average daily net assets of the Class A, Class B, and Service Class shares, respectively. These fees are used by the Distributor to pay banks, including affiliates of the Advisor, other institutions and broker/dealers, or to reimburse the Distributor for expenses incurred for providing distribution or shareholder assistance. The Distributor has voluntarily agreed to limit its fees for the Class A shares to an annual rate of 0.25% of the average daily net assets of the Class A Shares of each One Group Fund.

The Advisor, Administrator, and Distributor voluntarily agreed to waive a portion of their fees and to reimburse the One Group Funds for certain expenses so that total expenses of each Fund would not exceed certain annual expense limitations. For the year ended June 30, 1995, fees in the following amounts were waived or reimbursed to the One Group Funds (amounts in thousands):

                                                          INVESTMENT
                                                           ADVISORY     ADMINISTRATION      12B-1 FEES       12B-1 FEES
                                                             FEES            FEES            (CLASS A)        (CLASS B)
                                                          -----------  -----------------  ---------------  ---------------
One Group Money Market..................................   $   1,957       $     122         $      66           --
One Group Limited Volatility............................   $   1,393       $       2         $      14        $       6
One Group Bond..........................................   $      39       $      15         $       4        $       1
One Group Equity........................................   $       7          --             $      12           --

PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS
The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Paragon Funds were included in the One Group Funds for the year ended June 30, 1995. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the One Group Funds based upon the combined net assets of the Paragon Funds and the One Group Funds. All other pro forma combined expenses are based on the combined net assets of the funds and are, therefore, equal to the sum of the Paragon Funds' expenses and the One Group Funds' expenses, and no reductions of expenses other than incremental fee waivers have been included.

CONTINUED

--------------------------------------------------------------------------------

PARAGON PORTFOLIO
THE ONE GROUP
--------------------------------------------------------------------------------
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

For the year ended June 30, 1995, a portion of the investment advisory, administration and 12b-1 fees on a pro forma combined basis for each of the One Group Funds were waived as follows (ratio of expenses waived to average net assets):

                                                                                             RATIO OF          RATIO OF
                                                                         RATIO OF        EXPENSES WAIVED   EXPENSES WAIVED
                                                                     EXPENSES WAIVED -          -                 -
                                                                      FIDUCIARY CLASS        CLASS A           CLASS B
                                                                    -------------------  ----------------  ----------------
One Group Money Market............................................           0.18%               0.28%            --
One Group Limited Volatility......................................           0.33%               0.43%             0.58%
One Group Bond....................................................           0.02%               0.12%             0.12%
One Group Equity..................................................           0.00%               0.10%             0.01%

The pro forma schedules of portfolio investments give effect to the proposed transfer of such assets as if the reorganization had occurred at June 30, 1995 for One Group Money Market, One Group Limited Volatility, One Group Bond and One Group Equity and at May 31, 1995 for One Group Louisiana, One Group Growth and One Group Gulf South.

2.  PORTFOLIO VALUATION:

ONE GROUP FUNDS:

ONE GROUP MONEY MARKET: Investments of One Group Money Market are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, One Group Money Market may not (a) purchase any instrument with a remaining maturity greater than thirteen months (except for investments subject to a demand feature or certain securities with variable rates of interest), or
(b) maintain a dollar weighted average portfolio maturity which exceeds 90 days.

ONE GROUP LIMITED VOLATILITY, ONE GROUP BOND AND ONE GROUP EQUITY: Listed securities are valued at the last sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the mean of the latest bid and asked priced in the principal market where such securities are traded. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost which, combined with accrued interest, approximates market value. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the investment adviser under the direction of the Board of Trustees. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

PARAGON FUNDS:

PARAGON MONEY MARKET: Portfolio securities of Paragon Money Market are valued at amortized cost which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between original purchase price and maturity value of the issue over the period to maturity.

PARAGON  GOVERNMENT, PARAGON  BOND, PARAGON  EQUITY, PARAGON  LOUISIANA, PARAGON
GROWTH,  AND  PARAGON  GULF  SOUTH:  Equity  securities  traded  on  a  national
securities   exchange  or   the  National  Association   of  Securities  Dealers

CONTINUED

--------------------------------------------------------------------------------

PARAGON PORTFOLIO
THE ONE GROUP
--------------------------------------------------------------------------------
NOTES TO PRO FORMA FINANCIAL STATEMENTS (Continued)
(Unaudited)

Automated Quotation System ("NASDAQ") are valued at their last sale price on the principal exchange on which they are traded or NASDAQ (if NASDAQ is the principal market for such securities) on the valuation day or, if no sale occurs, at the mean between the closing bid and asked prices. Unlisted equity securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income securities are valued at prices supplied by an independent pricing service which reflect broker/dealer-supplied valuations and electronic data processing techniques. Short-term debt obligations maturing in 60 days or less are valued at amortized cost. Other assets and assets whose market values, in the investment adviser's opinion, do not reflect fair value are valued at fair value using methods determined in good faith by the Board of Trustees of Paragon Portfolio.

3.  CAPITAL SHARES:
The pro forma net asset values per share assume the issuance of shares of The One Group Funds which would have occurred at June 30, 1995 and May 31, 1995 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                                                             SHARES      ADDITIONAL SHARES
                                                         OUTSTANDING AT    ASSUMED IN THE
                                                         JUNE 30, 1995     REORGANIZATION    PROFORMA SHARES AT
                                                             (000)             (000)         JUNE 30, 1995 (000)
                                                         --------------  ------------------  -------------------
One Group Money Market.................................      1,276,810          299,200            1,576,010
One Group Limited Volatility...........................         40,462           12,412               52,874
One Group Bond.........................................         39,804           32,171               71,975
One Group Equity.......................................         12,439            7,984               20,423

                                                             SHARES      ADDITIONAL SHARES
                                                         OUTSTANDING AT    ASSUMED IN THE
                                                          MAY 31, 1995     REORGANIZATION    PROFORMA SHARES AT
                                                             (000)             (000)         MAY 31, 1995 (000)
                                                         --------------  ------------------  -------------------
One Group Louisiana....................................              0            18,253               18,253
One Group Growth.......................................              0            13,062               13,062
One Group Gulf South...................................              0             5,496                5,496

CONTINUED

--------------------------------------------------------------------------------

PARAGON TREASURY MONEY MARKET FUND
THE ONE GROUP U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                    TREASURY MONEY MARKET FUND            U.S. TREASURY
                                               ------------------------------------     SECURITIES MONEY
                                                                                           MARKET FUND
                                                 YEAR                                 ---------------------
                                                ENDED     SIX MONTHS    ONE MONTH
                                               NOVEMBER   ENDED MAY     ENDED JUNE     YEAR ENDED JUNE 30,
                                               30, 1994    31, 1995      30, 1995             1995
                                               --------   ----------   ------------   ---------------------
                                               CLASS A     CLASS A       CLASS A      FIDUCIARY    CLASS A
                                               --------   ----------   ------------   ----------   --------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................  $ 1.000    $ 1.000      $ 1.000        $    1.000   $ 1.000
                                               --------   ----------   ------------   ----------   --------
Investment Activities
  Net investment income......................    0.040      0.030                          0.050     0.047
                                               --------   ----------   ------------   ----------   --------
Distributions
  Net investment income......................   (0.040)    (0.030)                        (0.050)   (0.047)
                                               --------   ----------   ------------   ----------   --------
NET ASSET VALUE,
  END OF PERIOD..............................  $ 1.000    $ 1.000      $ 1.000        $    1.000   $ 1.000
                                               --------   ----------   ------------   ----------   --------
                                               --------   ----------   ------------   ----------   --------
Total Return.................................     3.68%      5.73%(a)     0.96%             5.07%     4.81%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........  $296,365   $308,522     $299,250       $1,178,091   $98,723
  Ratio of expenses to average net assets....     0.43%      0.41%(a)     0.41%(a)(b)       0.41%     0.66%
  Ratio of net investment income to average
  net assets.................................     3.60%      5.54%(a)     5.54%(a)(b)       4.96%     4.71%
  Ratio of expenses to average net assets*...     0.43%      0.41%(a)     0.41%(a)(b)       0.59%     0.94%
  Ratio of net investment income to average
  net assets*................................     3.60%      5.54%(a)     5.54%(a)(b)       4.78%     4.43%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Annualized.

(b) Ratios are from six months ended 5/31/95 representing most current available information.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON SHORT-TERM GOVERNMENT FUND
THE ONE GROUP LIMITED VOLATILITY BOND FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                                            SHORT-TERM GOVERNMENT FUND
                                                    --------------------------------------------------------------------------
                                                                 YEAR
                                                      YEAR       ENDED                     SIX
                                                     ENDED     NOVEMBER    SIX MONTHS    MONTHS      ONE MONTH      ONE MONTH
                                                    NOVEMBER      30,        ENDED        ENDED        ENDED          ENDED
                                                      30,        1994       MAY 31,      MAY 31,      JUNE 30,      JUNE 30,
                                                      1994     ---------      1995        1995          1995          1995
                                                    --------    CLASS B    ----------   ---------   ------------   -----------
                                                    CLASS A       (b)       CLASS A      CLASS B      CLASS A        CLASS B
                                                    --------   ---------   ----------   ---------   ------------   -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................  $ 10.34    $ 9.95      $  9.85      $ 9.85      $ 10.13        $10.13
                                                    --------   ---------   ----------   ---------   ------------   -----------
Investment Activities
  Net investment income...........................     0.50      0.05         0.27        0.24         0.04          0.04
  Net realized and unrealized gains
    (losses) from investments.....................    (0.49)    (0.10)        0.28        0.28        (0.02)        (0.02)
                                                    --------   ---------   ----------   ---------   ------------   -----------
Total from Investment Activities..................     0.01     (0.05)        0.55        0.52         0.02          0.02
                                                    --------   ---------   ----------   ---------   ------------   -----------
Distributions
  Net investment income...........................    (0.50)    (0.05)       (0.27)      (0.24)       (0.05)        (0.04)
  In excess of net investment income..............
                                                    --------   ---------   ----------   ---------   ------------   -----------
Total Distributions...............................    (0.50)    (0.05)       (0.27)      (0.24)       (0.05)        (0.04)
                                                    --------   ---------   ----------   ---------   ------------   -----------
NET ASSET VALUE,
  END OF PERIOD...................................  $  9.85    $ 9.85      $ 10.13      $10.13      $ 10.10        $10.11
                                                    --------   ---------   ----------   ---------   ------------   -----------
                                                    --------   ---------   ----------   ---------   ------------   -----------
Total Return (Excluding Sales Charge).............     0.12%    (0.39)%       5.62%       5.24%        5.62%(d)      5.24%(d)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $142,958   $   41      $130,665     $  164      $130,355       $  308
  Ratio of expenses to average net
    assets........................................     0.77%     1.53%(c)     0.78%(c)    1.53%(c)     0.78%(c)(d)   1.53%(c)(d)
  Ratio of net investment income to average net
    assets........................................     4.89%     4.92%(c)     5.54%(c)    4.72%(c)     5.54%(c)(d)   4.72%(c)(d)
  Ratio of expenses to average net assets *.......     0.77%     1.53%(c)     0.78%(c)    1.53%(c)     0.78%(c)(d)   1.53%(c)(d)
  Ratio of net investment income to average net
    assets *......................................     4.89%     4.92%(c)     5.54%(c)    4.72%(c)     5.54%(c)(d)   4.72%(c)(d)
  Portfolio Turnover..............................    40.00%    40.00%        9.00%       9.00%        9.00%(d)      9.00%(d)


                                                          LIMITED VOLATILITY BOND FUND
                                                    ----------------------------------------

                                                            YEAR ENDED JUNE 30, 1995
                                                    ----------------------------------------
                                                                                    SERVICE
                                                    FIDUCIARY  CLASS A   CLASS B      (a)
                                                    --------   -------   -------   ---------
NET ASSET VALUE,
  BEGINNING OF PERIOD.............................  $ 10.33    $ 10.32   $ 10.40   $10.38
                                                    --------   -------   -------   ---------
Investment Activities
  Net investment income...........................     0.60       0.56      0.53     0.51
  Net realized and unrealized gains
    (losses) from investments.....................     0.19       0.21      0.19     0.19
                                                    --------   -------   -------   ---------
Total from Investment Activities..................     0.79       0.77      0.72     0.70
                                                    --------   -------   -------   ---------
Distributions
  Net investment income...........................    (0.59)     (0.56)    (0.52)   (0.49)
  In excess of net investment income..............               (0.01)
                                                    --------   -------   -------   ---------
Total Distributions...............................    (0.59)     (0.57)    (0.52)   (0.49)
                                                    --------   -------   -------   ---------
NET ASSET VALUE,
  END OF PERIOD...................................  $ 10.53    $ 10.52   $ 10.60   $10.59
                                                    --------   -------   -------   ---------
                                                    --------   -------   -------   ---------
Total Return (Excluding Sales Charge).............     7.96%      7.67%     7.18%        (a)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...............  $410,746   $12,516   $ 2,906
  Ratio of expenses to average net
    assets........................................     0.52%      0.77%     1.28%    1.32%(c)
  Ratio of net investment income to average net
    assets........................................     5.82%      5.57%     5.10%    5.55%(c)
  Ratio of expenses to average net assets *.......     0.85%      1.20%     1.86%    1.68%(c)
  Ratio of net investment income to average net
    assets *......................................     5.49%      5.14%     4.52%    5.20%(c)
  Portfolio Turnover..............................    76.43%     76.43%    76.43%   76.43%

-------------
 * During the period the investment advisory, 12b-1 and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Class Shares commenced offering on January 17, 1994, when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares; and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 1, 1994 to June 1, 1995 for the Service Shares was 6.90%.

(b) Class B Share activity commenced October 19, 1994.

(c) Annualized.

(d) Information is from six months ended 5/31/95.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON INTERMEDIATE-TERM BOND FUND
THE ONE GROUP GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(Unaudited)

                                                      INTERMEDIATE-TERM BOND FUND
                      -------------------------------------------------------------------------------------------
                       YEAR ENDED     YEAR ENDED     SIX MONTHS      SIX MONTHS      ONE MONTH        ONE MONTH
                      NOVEMBER 30,   NOVEMBER 30,   ENDED MAY 31,    ENDED MAY     ENDED JUNE 30,    ENDED JUNE
                          1994           1994           1995          31, 1995          1995          30, 1995
                      ------------   ------------   -------------   ------------   --------------   -------------
                        CLASS A      CLASS B (b)       CLASS A        CLASS B         CLASS A          CLASS B
                      ------------   ------------   -------------   ------------   --------------   -------------
NET ASSET VALUE,
  BEGINNING OF
    PERIOD..........   $  10.84       $ 9.74         $  9.54        $   9.56       $ 10.29          $10.32
                      ------------    ------        -------------   ------------   --------------   ------
Investment
  Activities
  Net investment
    income..........       0.66         0.10            0.34            0.30          0.05            0.05
  Net realized and
    unrealized gains
    from
    investments.....     (1.16)       (0.18)            0.75            0.76        (0.02)
                      ------------    ------        -------------   ------------   --------------   ------
Total from
  Investment
  Activities........     (0.50)       (0.08)            1.09            1.06          0.03            0.05
                      ------------    ------        -------------   ------------   --------------   ------
Distributions
  Net investment
    income..........     (0.66)       (0.10)          (0.34)          (0.30)        (0.06)          (0.04)
  In excess of net
    investment
    income..........     (0.14)
                      ------------    ------        -------------   ------------   --------------   ------
Total
  Distributions.....     (0.80)       (0.10)          (0.34)          (0.30)        (0.06)          (0.04)
                      ------------    ------        -------------   ------------   --------------   ------
NET ASSET VALUE,
  END OF PERIOD.....   $   9.54       $ 9.56         $ 10.29        $  10.32       $ 10.26          $10.33
                      ------------    ------        -------------   ------------   --------------   ------
                      ------------    ------        -------------   ------------   --------------   ------
Total Return
  (Excluding Sales
  Charge)...........     (4.77)%      (0.76)%          11.60%          11.30%        11.60%(d)       11.30%(d)

RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end
    of period
    (000)...........   $297,123       $  250         $314,924       $    687       $314,746         $  794
  Ratio of expenses
    to average net
    assets..........       0.76%        1.52%(c)        0.76%(c)        1.51%(c)      0.76%(c)(d)     1.51%(c)(d)
  Ratio of net
    investment
    income to
    average net
    assets..........       6.56%        6.38%(c)        6.91%(c)        6.13%(c)      6.91%(c)(d)     6.13%(c)(d)
  Ratio of expenses
    to average net
    assets *........       0.76%        1.52%(c)        0.76%(c)        1.51%(c)      0.76%(c)(d)     1.51%(c)(d)
  Ratio of net
    investment
    income to
    average net
    assets *........       6.56%        6.38%(c)        6.91%(c)        6.13%(c)      6.91%(c)(d)     6.13%(c)(d)
Portfolio
  Turnover..........      38.00%       38.00%          18.00%          18.00%        18.00%(d)       18.00%(d)


                                    GOVERNMENT BOND FUND
                      -------------------------------------------------
                      FIDUCIARY    CLASS A    CLASS B     SERVICE (a)
                      ---------   ---------   --------   --------------
NET ASSET VALUE,
  BEGINNING OF
    PERIOD..........  $   9.35    $   9.35    $  9.35      $ 9.32
                      ---------   ---------   --------     ------
Investment
  Activities
  Net investment
    income..........      0.62        0.61       0.55        0.44
  Net realized and
    unrealized gains
    from
    investments.....      0.46        0.45       0.46        0.46
                      ---------   ---------   --------     ------
Total from
  Investment
  Activities........      1.08        1.06       1.01        0.90
                      ---------   ---------   --------     ------
Distributions
  Net investment
    income..........    (0.61)      (0.59)     (0.55)      (0.44)
  In excess of net
    investment
    income..........    (0.01)      (0.01)
                      ---------   ---------   --------     ------
Total
  Distributions.....    (0.62)      (0.60)     (0.55)      (0.44)
                      ---------   ---------   --------     ------
NET ASSET VALUE,
  END OF PERIOD.....  $   9.81    $   9.81    $  9.81      $ 9.78
                      ---------   ---------   --------     ------
                      ---------   ---------   --------     ------
Total Return
  (Excluding Sales
  Charge)...........     12.04%      11.84%     11.20%           (a)
RATIOS/SUPPLEMENTARY
  DATA:
  Net Assets at end
    of period
    (000)...........  $379,826    $  8,130    $ 2,513
  Ratio of expenses
    to average net
    assets..........      0.71%       0.97%      1.62%       1.64%(c)
  Ratio of net
    investment
    income to
    average net
    assets..........      6.65%       6.46%      5.76%       6.65%(c)
  Ratio of expenses
    to average net
    assets *........      0.73%       1.09%      1.74%       1.66%(c)
  Ratio of net
    investment
    income to
    average net
    assets *........      6.63%       6.34%      5.64%       6.62%(c)
Portfolio
  Turnover..........    106.14%     106.14%    106.14%     106.14%

-------------
 * During the period the investment advisory, 12b-1 and administration fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) The Service Class Shares commenced offering on July 15, 1994, when they were designated as "Retirement" Shares. On April 4, 1995, the name of the Retirement Shares was changed to "Service" Shares. As of June 1, 1995, Service Shares transferred to Class A Shares; and as of June 30, 1995, there were no shareholders in the Service Class. The return for the period from July 15, 1994 to June 1, 1995 for the Service Shares was 9.59%.

(b) Class B Share activity commenced October 19, 1994.

(c) Annualized.

(d) Information is from six months ended 5/31/95.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON VALUE EQUITY INCOME FUND
THE ONE GROUP INCOME EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             FOR THE YEAR ENDED MAY 31, 1995
(Unaudited)

                                                               VALUE EQUITY INCOME FUND
                                     -----------------------------------------------------------------------------
                                                 YEAR
                                       YEAR      ENDED                      SIX
                                      ENDED    NOVEMBER    SIX MONTHS     MONTHS      ONE MONTH
                                     NOVEMBER     30,         ENDED        ENDED        ENDED         ONE MONTH
                                       30,       1994        MAY 31,      MAY 31,      JUNE 30,         ENDED
                                       1994    ---------      1995         1995          1995       JUNE 30, 1995
                                     --------   CLASS B    -----------   ---------   ------------   --------------
                                     CLASS A      (a)        CLASS A      CLASS B      CLASS A         CLASS B
                                     --------  ---------   -----------   ---------   ------------   --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD..............  $ 12.74   $12.01      $  11.55      $11.56      $12.93         $  12.94
                                     --------  ---------   -----------   ---------   ------------     ------
Investment Activities
  Net investment income............     0.30     0.04          0.16        0.11        0.03             0.02
  Net realized and unrealized gains
    from investments...............    (0.54)   (0.45)         1.75        1.76        0.45             0.46
                                     --------  ---------   -----------   ---------   ------------     ------
Total from Investment Activities       (0.24)   (0.41)         1.91        1.87        0.48             0.48
                                     --------  ---------   -----------   ---------   ------------     ------
Distributions
  Net investment income............    (0.34)   (0.04)        (0.16)      (0.12)      (0.03)           (0.02)
  In excess of net investment
    income.........................
  Net realized gains...............    (0.61)                 (0.37)      (0.37)
                                     --------  ---------   -----------   ---------   ------------     ------
                                       (0.95)   (0.04)        (0.53)      (0.49)      (0.03)           (0.02)
                                     --------  ---------   -----------   ---------   ------------     ------
Total Distributions................  $ 11.55   $11.56      $  12.93      $12.94      $13.38         $  13.40
                                     --------  ---------   -----------   ---------   ------------     ------
                                     --------  ---------   -----------   ---------   ------------     ------
NET ASSET VALUE, END OF PERIOD.....    (1.69 )%  (3.40)%      17.16%      16.74%      17.16%(c)        16.74%(c)
                                     --------  ---------   -----------   ---------   ------------     ------
Total Return (excluding sales
  charge)..........................

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................  $103,364  $   31      $116,282      $  243      $120,400       $    303
  Ratio of expenses to average net
    assets.........................     0.93 %   1.67%(b)      0.90%(b)    1.65%(b)    0.90%(b)(c)      1.65%(b)(c)
  Ratio of net investment income to
    average net assets.............     2.50 %   1.71%(b)      2.62%(b)    1.81%(b)    2.62%(b)(c)      1.81%(b)(c)
  Ratio of expenses to average net
    assets *.......................     0.93 %   1.67%(b)      0.90%(b)    1.65%(b)    0.90%(b)(c)      1.65%(b)(c)
  Ratio of net investment income to
    average net assets *...........     2.50 %   1.71%(b)      2.62%(b)    1.81%(b)    2.62%(b)(c)      1.81%(b)(c)
Portfolio Turnover.................    49.00 %  49.00%        17.00%      17.00%      17.00%(c)        17.00%(c)

                                            INCOME EQUITY FUND
                                     ---------------------------------

                                         YEAR ENDED JUNE 30, 1995
                                     ---------------------------------

                                     FIDUCIARY    CLASS A     CLASS B
                                     ---------   ---------   ---------

NET ASSET VALUE,
  BEGINNING OF PERIOD..............  $  13.22    $   13.20   $  13.23
                                     ---------   ---------   ---------
Investment Activities
  Net investment income............      0.40         0.03       0.26
  Net realized and unrealized gains
    from investments...............      2.28         2.29       2.29
                                     ---------   ---------   ---------
Total from Investment Activities         2.68         2.32       2.55
                                     ---------   ---------   ---------
Distributions
  Net investment income............     (0.40)       (0.03)     (0.25)
  In excess of net investment
    income.........................                  (0.01)     (0.02)
  Net realized gains...............     (0.37)       (0.37)     (0.37)
                                     ---------   ---------   ---------
                                        (0.77)       (0.41)     (0.64)
                                     ---------   ---------   ---------
Total Distributions................  $  15.13    $   15.11   $  15.14
                                     ---------   ---------   ---------
                                     ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD.....     21.04%       20.79%     19.91%
                                     ---------   ---------   ---------
Total Return (excluding sales
  charge)..........................
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)..........................  $170,919    $  13,793   $  3,468
  Ratio of expenses to average net
    assets.........................      1.01%        1.26%      2.01%
  Ratio of net investment income to
    average net assets.............      2.85%        2.61%      1.88%
  Ratio of expenses to average net
    assets *.......................      1.01%        1.36%      2.02%
  Ratio of net investment income to
    average net assets *...........      2.85%        2.51%      1.87%
Portfolio Turnover.................      4.03%        4.03%      4.03%

-------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Class B Share activity commenced October 19, 1994.

(b) Annualized.

(c) Information is from six months ended 5/31/95.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON LOUISIANA TAX-FREE FUND
THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             FOR THE YEAR ENDED MAY 31, 1995
(Unaudited)

                                                                                                              LOUISIANA
                                                                                                            TAX-FREE FUND
                                                                                                            -------------
                                                                                                               CLASS A
                                                                                                            -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD......................................................................................  $      10.47
                                                                                                            -------------
Investment Activities
  Net investment income...................................................................................          0.53
  Net realized and unrealized gains from investments......................................................          0.12
                                                                                                            -------------
Total from Investment Activities..........................................................................          0.65
                                                                                                            -------------
Distributions
  Net investment income...................................................................................         (0.53)
                                                                                                            -------------
Total Distributions.......................................................................................         (0.53)
                                                                                                            -------------
NET ASSET VALUE, END OF PERIOD............................................................................  $      10.59
                                                                                                            -------------
                                                                                                            -------------
Total Return (Excluding Sales Charge).....................................................................          6.47%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................................................  $    192,390
  Ratio of expenses to average net assets (b).............................................................          0.65%
  Ratio of net investment income to average net assets (b)................................................          5.15%
  Ratio of expenses to average net assets* (b)............................................................          0.80%
  Ratio of net investment income to average net assets* (b)...............................................          5.00%
  Portfolio Turnover......................................................................................         21.00%


                                                                                                             CLASS B (A)

                                                                                                            -------------

NET ASSET VALUE,
 BEGINNING OF PERIOD......................................................................................  $      10.41

                                                                                                            -------------

Investment Activities
  Net investment income...................................................................................          0.32

  Net realized and unrealized gains from investments......................................................          0.21

                                                                                                            -------------

Total from Investment Activities..........................................................................          0.53

                                                                                                            -------------

Distributions
  Net investment income...................................................................................         (0.32 )

                                                                                                            -------------

Total Distributions.......................................................................................         (0.32 )

                                                                                                            -------------

NET ASSET VALUE, END OF PERIOD............................................................................  $      10.62

                                                                                                            -------------

                                                                                                            -------------

Total Return (Excluding Sales Charge).....................................................................          5.20%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................................................  $        932

  Ratio of expenses to average net assets (b).............................................................          1.40%

  Ratio of net investment income to average net assets (b)................................................          4.36%

  Ratio of expenses to average net assets* (b)............................................................          1.55%

  Ratio of net investment income to average net assets* (b)...............................................          4.21%

  Portfolio Turnover......................................................................................         21.00%


---------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Class B Share activity commenced on September 16, 1994.
(b) Information is from six months ended 5/31/95.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON VALUE GROWTH FUND
THE ONE GROUP VALUE GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             FOR THE YEAR ENDED MAY 31, 1995
(Unaudited)

                                                                                                                  VALUE
                                                                                                               GROWTH FUND
                                                                                                               -----------
                                                                                                                 CLASS A
                                                                                                               -----------
NET ASSET VALUE,
  BEGINNING OF PERIOD........................................................................................  $     14.58
                                                                                                               -----------
Investment Activities
  Net investment income......................................................................................         0.22
  Net realized and unrealized gains from investments.........................................................         0.76
                                                                                                               -----------
Total from Investment Activities.............................................................................         0.98
                                                                                                               -----------
Distributions
  Net investment income......................................................................................        (0.24)
                                                                                                               -----------
Total Distributions..........................................................................................        (0.24)
                                                                                                               -----------
NET ASSET VALUE, END OF PERIOD...............................................................................  $     14.90
                                                                                                               -----------
                                                                                                               -----------
Total Return (Excluding Sales Charge)........................................................................         7.30%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................................................................  $   193,134
  Ratio of expenses to average net assets (b)................................................................         0.95%
  Ratio of net investment income to average net assets (b)...................................................         1.61%
  Portfolio Turnover.........................................................................................        51.00%


                                                                                                               CLASS B (A)

                                                                                                               ------------

NET ASSET VALUE,
  BEGINNING OF PERIOD........................................................................................   $    14.98

                                                                                                                    ------

Investment Activities
  Net investment income......................................................................................         0.08

  Net realized and unrealized gains from investments.........................................................         0.35

                                                                                                                    ------

Total from Investment Activities.............................................................................         0.43

                                                                                                                    ------

Distributions
  Net investment income......................................................................................        (0.09)

                                                                                                                    ------

Total Distributions..........................................................................................        (0.09)

                                                                                                                    ------

NET ASSET VALUE, END OF PERIOD...............................................................................   $    14.88

                                                                                                                    ------

                                                                                                                    ------

Total Return (Excluding Sales Charge)........................................................................         3.27%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..........................................................................   $    1,453

  Ratio of expenses to average net assets (b)................................................................         1.70%

  Ratio of net investment income to average net assets (b)...................................................         0.88%

  Portfolio Turnover.........................................................................................        51.00%


---------
(a) Class B Share activity commenced on September 9, 1994.
(b) Information is from six months ended 5/31/95.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

PARAGON GULF SOUTH GROWTH FUND
THE ONE GROUP GULF SOUTH GROWTH FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                             FOR THE YEAR ENDED MAY 31, 1995
(Unaudited)

                                                                                                             GULF SOUTH
                                                                                                             GROWTH FUND
                                                                                                            -------------
                                                                                                               CLASS A
                                                                                                            -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD......................................................................................  $      15.93
                                                                                                            -------------
  Investment Activities
  Net investment income...................................................................................         (0.05)
  Net realized and unrealized gains from investments......................................................          0.47
                                                                                                            -------------
TOTAL FROM INVESTMENT ACTIVITIES..........................................................................          0.42
                                                                                                            -------------
Distributions
  Net investment income...................................................................................
  Net realized gains......................................................................................         (0.27)
                                                                                                            -------------
Total Distributions.......................................................................................         (0.27)
                                                                                                            -------------
NET ASSET VALUE,
 END OF PERIOD............................................................................................  $      16.08
                                                                                                            -------------
                                                                                                            -------------
Total Return (Excluding Sales Charge).....................................................................          2.79%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................................................  $     87,362
  Ratio of expenses to average net assets(b)..............................................................          1.01%
  Ratio of net investment income to average net assets(b).................................................          0.25%
  Portfolio Turnover......................................................................................         53.00%


                                                                                                             CLASS B (A)

                                                                                                            -------------

NET ASSET VALUE,
 BEGINNING OF PERIOD......................................................................................  $      16.10

                                                                                                            -------------

  Investment Activities
  Net investment income...................................................................................         (0.06 )

  Net realized and unrealized gains from investments......................................................          0.22

                                                                                                            -------------

TOTAL FROM INVESTMENT ACTIVITIES..........................................................................          0.16

                                                                                                            -------------

Distributions
  Net investment income...................................................................................
  Net realized gains......................................................................................         (0.27 )

                                                                                                            -------------

Total Distributions.......................................................................................         (0.27 )

                                                                                                            -------------

NET ASSET VALUE,
 END OF PERIOD............................................................................................  $      15.99

                                                                                                            -------------

                                                                                                            -------------

Total Return (Excluding Sales Charge).....................................................................          0.96%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................................................................  $      1,028

  Ratio of expenses to average net assets(b)..............................................................          1.76%

  Ratio of net investment income to average net assets(b).................................................         (1.01%

  Portfolio Turnover......................................................................................         53.00%


---------
(a) Class B Share activity commenced on September 12, 1994.
(b) Information is from six months ended 5/31/95.

SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS.